ANNUAL REPORT
================================================================================

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                          AUDITED FINANCIAL STATEMENTS

                                    INCLUDING

                            STATEMENT OF INVESTMENTS

                                DECEMBER 31, 1996

















--------------------------------------------------------------------------------
As  required  by  the  Investment   Company  Act  of  1940,  CREF  provides  its
participants with this year-end annual report of the financial condition and portfolio holdings of the Stock Account. CREF also provides an annual report to participants in the six other CREF accounts. Semi-annual reports are also provided each year toward the end of August.
--------------------------------------------------------------------------------

                                                       [GRAPHIC CONTAINING LOGO]
                                                                    CREF

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT
                      INDEX TO AUDITED FINANCIAL STATEMENTS

                                DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                                            Page
                                                                            ----
Report of Management Responsibility.....................................     2
Report of Independent Auditors..........................................     3
Audited Financial Statements:
  Statement of Assets and Liabilities...................................     4
  Statement of Operations...............................................     5
  Statements of Changes in Net Assets...................................     6
  Notes to Financial Statements.........................................     7
  Statement of Investments..............................................    11
Participant Voting Results..............................................    53

[GRAPHIC CONTAINING LOGO]
          CREF

--------------------------------------------------------------------------------

                       REPORT OF MANAGEMENT RESPONSIBILITY


To the Participants of
   College Retirement Equities Fund:

The accompanying financial statements of the Stock Account of College Retirement Equities Fund ("CREF") are the responsibility of management. They have been prepared in accordance with generally accepted accounting principles and have been presented fairly and objectively in accordance with such principles.

CREF has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, CREF's internal audit personnel provide a continuing review of the internal controls and operations of the CREF Accounts and the internal Auditor regularly reports to the Audit Committee of the CREF Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Deloitte & Touche LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the CREF Board of Trustees, consisting of trustees who are not officers of CREF, meets regularly with management, representatives of Deloitte & Touche LLP and internal auditing personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of all CREF Accounts, the New York State Insurance Department, other state insurance departments and the Securities and Exchange Commission regularly examine the financial statements of the CREF Accounts as part of their periodic corporate examinations.


                                                        /s/ John H. Biggs
                                                --------------------------------
                                                            Chairman and
                                                       Chief Executive Officer



                                                        /s/ Thomas W. Jones
                                                --------------------------------
                                                    Vice Chairman, President and
                                                       Chief Operating Officer




                                                        /s/ Richard L. Gibbs
                                                --------------------------------
                                                    Executive Vice President and
                                                    Principal Accounting Officer

[GRAPHIC LOGO OF DELOITTE & TOUCHE LLP]

                         -------------------------------------------------------
                         Two World Financial Center Telephone (212) 436-2000 New York, New York 10281-1414 Facsimile (212) 436-5000




                         REPORT OF INDEPENDENT AUDITORS





To the Participants and Board of Trustees of College Retirement Equities Fund:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Account of College Retirement Equities Fund ("CREF") as of December 31, 1996, and the related statements of operations for the year then ended and of changes in net assets for each of the years in the two year period then ended. These financial statements are the responsibility of CREF's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1996, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Stock Account of CREF at December 31, 1996, the results of its operations and the changes in its net assets for the above-stated periods, in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP
-------------------------



February 6, 1997

----------------
DELOITTE TOUCHE
TOHMATSU
INTERNATIONAL
----------------



                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENT OF ASSETS AND LIABILITIES

                                DECEMBER 31, 1996


ASSETS
  Portfolio investments, at cost.........................................      $52,068,002,137
  Net unrealized appreciation of portfolio investments...................       31,465,118,145
                                                                               ---------------
  Portfolio investments, at value........................................       83,533,120,282
  Cash...................................................................           29,525,264
  Dividends and interest receivable......................................          144,913,655
  Receivable from securities transactions................................          773,298,694
  Amounts due from TIAA..................................................            8,688,602
                                                                               ---------------
                                                             TOTAL ASSETS       84,489,546,497
                                                                               ---------------
LIABILITIES
  Deposits for securities loaned--Note 4..................................       2,410,856,328
  Due to banks--Note 4....................................................          16,609,406
  Payable for securities transactions....................................          715,635,449
                                                                               ---------------
                                                        TOTAL LIABILITIES        3,143,101,183
                                                                               ---------------
NET ASSETS
  Accumulation Fund......................................................       67,772,813,739
  Annuity Fund...........................................................       13,573,631,575
                                                                               ---------------
                                                         TOTAL NET ASSETS      $81,346,445,314
                                                                               ===============

NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6...................         620,498,335
                                                                                   ===========

NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ...........................             $109.22
                                                                                       =======


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                             STATEMENT OF OPERATIONS

                          YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME
  Income:
    Dividends......................................................................     $ 1,487,760,929
    Interest.......................................................................         106,224,449
                                                                                        ---------------
                                                                       TOTAL INCOME       1,593,985,378
                                                                                        ---------------
Expenses--Note 3:
  Investment.......................................................................          61,960,030
  Operating........................................................................         167,623,315
                                                                                        ---------------
                                                                     TOTAL EXPENSES         229,583,345
                                                                                        ---------------
                                                              INVESTMENT INCOME--NET      1,364,402,033
                                                                                        ---------------
REALIZED AND UNREALIZED GAIN ON TOTAL
  INVESTMENTS--Note 4
    Net realized gain (loss) on:
      Portfolio investments........................................................       6,239,058,650
      Futures transactions.........................................................          (2,882,096)
      Foreign currency transactions................................................          (3,627,531)
                                                                                        ---------------
                                                                  Net realized gain       6,232,549,023
                                                                                        ---------------
    Net change in unrealized appreciation on:
      Portfolio investments........................................................       5,765,782,664
      Futures transactions.........................................................           2,439,653
      Translation of assets (other than portfolio investments)
         and liabilities in foreign currencies.....................................             215,543
                                                                                        ---------------
                                              Net change in unrealized appreciation       5,768,437,860
                                                                                        ---------------
                              NET REALIZED AND UNREALIZED GAIN ON TOTAL INVESTMENTS      12,000,986,883
                                                                                        ---------------
                               NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS     $13,365,388,916
                                                                                        ===============


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 YEARS ENDED DECEMBER 31,
                                                                             ---------------------------------
                                                                                 1996                1995
                                                                             -------------       -------------

FROM OPERATIONS
  Investment income--net ..............................................   $  1,364,402,033    $  1,228,462,175
  Net realized gain on total investments ..............................      6,232,549,023       1,868,662,373
  Net change in unrealized appreciation
    on total investments ..............................................      5,768,437,860      13,323,134,706
                                                                          ----------------    ----------------
                                             NET INCREASE IN NET ASSETS
                                              RESULTING FROM OPERATIONS     13,365,388,916      16,420,259,254
                                                                          ----------------    ----------------

FROM PARTICIPANT TRANSACTIONS
  Premiums ............................................................      2,394,187,360       2,244,897,088
                                                                          ----------------    ----------------
  Disbursements and transfers:
    Net transfers to TIAA .............................................        365,944,585         359,202,304
    Net transfers to other CREF Accounts ..............................      1,277,299,446         551,347,519
    Annuity payments ..................................................      1,105,208,681         853,948,681
    Withdrawals and repurchases .......................................        938,057,019         690,669,089
    Death benefits ....................................................         96,905,116          91,070,246
                                                                          ----------------    ----------------
                                 TOTAL DISBURSEMENTS AND TRANSFERS, NET      3,783,414,847       2,546,237,839
                                                                          ----------------    ----------------
                                   NET DECREASE IN NET ASSETS RESULTING
                                          FROM PARTICIPANT TRANSACTIONS     (1,389,227,487)       (301,340,751)
                                                                          ----------------    ----------------
                                             NET INCREASE IN NET ASSETS     11,976,161,429      16,118,918,503

NET ASSETS
    Beginning of year .................................................     69,370,283,885      53,251,365,382
                                                                          ----------------    ----------------
    End of year .......................................................   $ 81,346,445,314    $ 69,370,283,885
                                                                          ================    ================


                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION

College Retirement Equities Fund ("CREF") was formed to aid and strengthen nonprofit educational and research organizations by providing their employees with variable retirement benefits.

CREF is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end, diversified management investment company. It consists of seven investment portfolios. The accompanying financial statements are those of the Stock Account ("Account"), which invests primarily in equity securities. The six other investment portfolios of CREF, which are not included in these financial statements, include a Money Market Account, which invests in money market instruments; a Bond Market Account, which invests in a broad range of fixed-income securities; a Social Choice Account, which invests in a diversified portfolio of equity and fixed-income securities while giving special consideration to certain social criteria; a Global Equities Account, which invests in equity securities of foreign and domestic companies; a Growth Account, which invests in a diversified portfolio of equity securities that present opportunities for growth; and an Equity Index Account, which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

TIAA-CREF Investment Management, Inc. ("Investment Management"), a subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), a companion organization, is registered with the Commission as an investment adviser and provides investment advisory services for the CREF Accounts pursuant to an Investment Management Services Agreement with CREF. TIAA-CREF Individual & Institutional Services, Inc. ("Services"), a subsidiary of TIAA which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc., provides administrative services for the CREF Accounts and performs distribution functions for CREF's certificates pursuant to a Principal Underwriting and Administrative Services Agreement with CREF.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with generally accepted accounting principles.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sales price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sales price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Short-term money market instruments are stated at market value. Foreign investments are valued at the closing price in the principal market where they are traded; local currencies are converted into U.S. dollars as described below under Foreign Currency Transactions and Translation. Stock index futures and options which are traded on commodities exchanges are valued at the last sale price as of the close of such commodities exchanges. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Finance Committee of the Board of Trustees and in accordance with the responsibilities of the Board as a whole.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon as the Account is informed of the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Foreign investments, bank deposits and forward foreign currency contracts are valued in U.S. dollars, based on the exchange rate at the end of the period. Investments traded in foreign currencies are translated at exchange rates prevailing on the respective dates traded. Income is translated at approximate rates prevailing when earned. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the exchange rate at the end of the period. The cumulative impact of changes in foreign exchange rates on portfolio investments sold during the period is reflected in the net realized gain (loss) on portfolio investments. The cumulative impact of changes in foreign exchange rates on portfolio investments held at the end of the period is reflected in the net change in unrealized appreciation (depreciation) on portfolio investments. Currency gains and

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)



NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

losses arising from the settlement of forward foreign currency contracts, changes in exchange rates between the trade and settlement dates of portfolio investment transactions, and changes in exchange rates between the accrual and receipt dates for dividend and interest income are recorded as net realized gains (losses) on foreign currency transactions. For assets other than portfolio investments and liabilities, changes in foreign exchange rates are reflected in the net change in unrealized appreciation (depreciation) on translation of assets (other than portfolio investments) and liabilities in foreign currencies.

SECURITIES LENDING: The Account has a program to lend portfolio securities to qualified institutions. Such loans are secured by collateral at least equal to 102% of the market value of the securities loaned for United States securities and 105% of the market value of securities loaned for foreign securities. The Account continues to receive income on the securities loaned and receives additional income from the lending transaction. Additionally, any change in the market value of the securities loaned is recognized by the Account. Although each transaction is collateralized, the Account would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

COVERED CALL OPTIONS WRITTEN: The Account writes (sells) covered call options to provide protection against adverse movements in the price of securities in the portfolio. When an option is written, an amount equal to the premium received is recorded as a liability; the liability is adjusted on a daily basis to the current market price of the option written and an unrealized gain or loss is recorded. Premiums received from writing options which expire unexercised are recognized as realized gains from option transactions on the expiration date. Premiums received from writing options which are exercised are added to the proceeds from the sale of the underlying securities in recognizing the net realized gain or loss on portfolio investments. In writing options, it is assumed that the option may be exercised at any time prior to the expiration of the Account's obligation as a writer, and that in such circumstances the net proceeds of the sale of the underlying securities pursuant to the call option may be below the prevailing market value.

FUTURES CONTRACTS: The Account purchases futures contracts for the purpose of acquiring a position in a security or group of securities which it intends to purchase at a later date, or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. The Account sells futures contracts for the purpose of offsetting changes in market value while withdrawing from a specific market. A financial futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses from futures transactions by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading.

Variation margin payments are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract. The contractual amounts under futures contracts reflect the extent of the Account's exposure to off-balance sheet risk. The credit risk to such contracts is limited to the failure of the exchange or board of trade which acts as the counterparty to the Account's futures transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Account enters into forward foreign currency contracts to purchase or sell foreign currency to accommodate foreign investment transactions. Forward foreign currency contracts are "marked-to-market" at the end of each day's trading. Daily changes in the value of such contracts are reflected in the net change in unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies. When the contract is closed, payment is received or made and a realized gain or loss on foreign currency transactions is recognized, equal to the difference between the cost of the closing transaction and the basis in the contract. The Account may also enter into a forward foreign currency contract to offset an existing contract. Forward foreign currency contracts are entered into directly with a counterparty and the Account is exposed to the risk of default of such counterparty. The maximum potential loss from such risk is the aggregate face value in U.S. dollars at the time the contract is opened. There is no daily margin requirement for such contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Account may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Account to the risk that the transaction may not be consummated.

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES--(CONCLUDED)

RESTRICTED SECURITIES: Restricted securities held by the Account may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

FEDERAL INCOME TAXES: CREF is a nonprofit educational organization exempt from federal income taxation under the Internal Revenue Code ("Code"). Accordingly, CREF is not a "Regulated Investment Company" under Subchapter M of the Code and the net investment income and net realized capital gains of CREF's Accounts are not taxable income to the organization. Any nonpension related income is subject to federal income taxation as unrelated business income; however, for the periods covered by these financial statements there was no such income.

NOTE 3--MANAGEMENT AGREEMENTS

All services necessary for the operation of CREF's Accounts are provided, at cost, by Investment Management and Services. Such services are provided in accordance with an Investment Management Services Agreement between CREF and Investment Management, and in accordance with a Principal Underwriting and Administrative Services Agreement between CREF and Services (see Note 1). Investment Management and Services receive management fee payments from the CREF Accounts on a daily basis according to formulas established each year with the objective of keeping the management fees as close as possible to each Account's actual expenses. Any differences between actual expenses and the management fees are adjusted quarterly.

NOTE 4--INVESTMENTS

At December 31, 1996, the value of securities loaned was $4,293,642,879 and collateral received in connection therewith was comprised of cash of $2,410,856,328, letters of credit of $1,578,545,000 and United States government securities amounting to $472,491,359.

At December 31, 1996, the due to banks balance resulted from securities transactions which were settled and paid by January 2, 1997.

At December 31, 1996, net unrealized appreciation of portfolio investments, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:


     Gross unrealized appreciation of portfolio investments .....................   $33,262,972,135
     Gross unrealized depreciation of portfolio investments .....................     1,797,853,990
                                                                                    ---------------
     NET UNREALIZED APPRECIATION OF PORTFOLIO INVESTMENTS .......................   $31,465,118,145
                                                                                    ===============


Companies in which the Account held 5% or more of the outstanding voting shares are defined as "affiliated" in the Investment Company Act of 1940. At December 31, 1996, the total investments in affiliated companies was $588,718,263. For the year ended December 31, 1996, total dividend income and the net realized gain relating to such investments were $11,221,962 and $108,867,354, respectively.

Purchases and sales of portfolio securities, other than short-term money market instruments, for the year ended December 31, 1996, were as follows:


     Purchases:

       Unaffiliated issuers .....................................................   $14,280,896,630
       Affiliated issuers .......................................................        42,247,628
                                                                                    ---------------
        TOTAL PURCHASES .........................................................   $14,323,144,258
                                                                                    ===============
     Sales:
       Unaffiliated issuers .....................................................   $16,315,478,074
       Affiliated issuers .......................................................       257,991,792
                                                                                    ---------------
        TOTAL SALES .............................................................   $16,573,469,866
                                                                                    ===============

                        COLLEGE RETIREMENT EQUITIES FUND

                                  STOCK ACCOUNT

                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)


NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                                           FOR THE YEARS ENDED DECEMBER 31,
                                            ----------------------------------------------------------------
                                             1996         1995           1994           1993          1992
                                            -------      -------        -------        -------       -------
Per Accumulation Unit Data:
  Investment income....................     $ 2.114       $ 1.885        $ 1.699      $ 1.606       $ 1.523
  Expenses.............................        .304          .271           .223         .210          .181
                                           --------       -------        -------      -------       -------
  Investment income--net................      1.810         1.614          1.476        1.396         1.342
  Net realized and unrealized
    gain (loss) on investments.........      15.953        19.984         (1.557)       7.139         2.294
                                           --------       -------        -------      -------       -------
Net increase (decrease) in
  Accumulation Unit Value..............      17.763        21.598          (.081)       8.535         3.636
Accumulation Unit Value:
  Beginning of year....................      91.460        69.862         69.943       61.408        57.772
                                           --------       -------        -------      -------       -------
  End of year..........................    $109.223       $91.460        $69.862      $69.943       $61.408
                                           ========       =======        =======      =======       =======

Total return...........................       19.42%        30.92%         (0.12%)      13.90%         6.29%
Ratios to Average Net Assets:
  Expenses.............................        0.31%         0.34%          0.32%        0.32%         0.31%
  Investment income--net................       1.82%         2.00%          2.11%        2.14%         2.32%
Portfolio turnover rate................       19.57%        16.25%         18.77%       22.93%        16.29%
Thousands of Accumulation Units
  outstanding at end of year...........     620,498       632,803        637,435      642,528       645,564


NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:


                                                                                 YEARS ENDED DECEMBER 31,
                                                                              -----------------------------
                                                                                 1996               1995
                                                                              -----------       -----------
Accumulation Units:
  Credited for premiums...................................................     24,089,810        27,995,571
  Cancelled for transfers, disbursements and
    amounts applied to the Annuity Fund...................................    (36,394,455)      (32,627,261)
  Outstanding:
    Beginning of year.....................................................    632,802,980       637,434,670
                                                                              -----------       -----------
    End of year...........................................................    620,498,335       632,802,980
                                                                              ===========       ===========

                             See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1996

                               SUMMARY BY INDUSTRY

                                                VALUE               %
                                            ------------        ---------
BONDS
 CORPORATE BONDS
  AUTOMOTIVE & RELATED .............      $     382,838            0.00%
  BANKS ............................         11,673,835            0.01
  BROADCASTERS .....................          8,335,012            0.01
  CONGLOMERATES ....................            111,959            0.00
  ENVIRONMENTAL CONTROL ............          4,642,917            0.01
  FINANCIAL--MISCELLANEOUS .........             39,711            0.00
  HEALTHCARE--DRUGS ................          9,550,000            0.01
  INSURANCE--LIFE ..................             39,462            0.00
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ............          3,877,111            0.01
  LEISURE TIME .....................            633,559            0.00
  METALS--STEEL ....................             93,614            0.00
  OFFICE EQUIPMENT .................            172,823            0.00
  PETROLEUM--SERVICE ...............          1,895,000            0.00
  RETAIL--GENERAL MERCHANDISE ......            425,630            0.00
  TRUCKERS & SHIPPING ..............          3,265,946            0.01
  UTILITIES--GAS & PIPELINE ........            212,261            0.00
                                        ---------------   -------------
TOTAL CORPORATE BONDS
    (Cost $43,757,744) .............         45,351,678            0.06
                                        ---------------   -------------
GOVERNMENT BONDS
    U.S. GOVERNMENT BONDS ..........            390,000            0.00
                                        ---------------   -------------
TOTAL GOVERNMENT BONDS
    (Cost $381,469) ................            390,000            0.00
                                        ---------------   -------------
TOTAL BONDS
    (Cost $44,139,213) .............         45,741,678            0.06
                                        ---------------   -------------
PREFERRED STOCK
  AUTOMOTIVE & RELATED .............         11,270,773            0.01
  BANKS ............................          3,033,094            0.00
  BEVERAGES ........................            825,364            0.00
  BUSINESS SERVICES ................         14,788,134            0.02
  CHEMICALS--MAJOR .................             65,441            0.00
  CHEMICALS--SPECIALTY .............             83,668            0.00
  COMMUNICATION EQUIPMENT & SERVICES          7,740,469            0.01
  CONGLOMERATES ....................            188,624            0.00
  CONSTRUCTION--MATERIALS & BUILDERS            479,090            0.00
  COSMETICS ........................             21,179            0.00
  FINANCIAL--MISCELLANEOUS .........          2,041,321            0.00
  FOODS ............................            524,330            0.00
  FOREST PRODUCTS ..................          3,077,239            0.01
  HEALTHCARE--SERVICE ..............         25,818,808            0.03
  HOUSEHOLD--DURABLE GOODS .........             94,398            0.00
  HOUSEHOLD--PRODUCTS ..............             37,628            0.00
  INSURANCE--BROKERS & OTHER .......          1,527,480            0.00
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ............            126,630            0.00
  MACHINERY ........................            294,395            0.00
  METALS--NON-FERROUS ..............             94,427            0.00
  METALS--STEEL ....................         10,757,933            0.01
  PAPER ............................         81,900,000            0.10
  PETROLEUM--EXPLORATION &
    PRODUCTION .....................            158,291            0.00
  PETROLEUM--INTEGRATED ............          1,577,115            0.00
  PUBLISHING--NEWSPAPER ............          9,411,518            0.01
  PUBLISHING--OTHER ................         11,561,000            0.02
  RETAIL--GENERAL MERCHANDISE ......          2,628,217            0.00
  UTILITIES--ELECTRIC ..............         11,680,943            0.02
  UTILITIES--GAS & PIPELINE ........          1,036,097            0.00
  UTILITIES--OTHER .................            104,446            0.00
  UTILITIES--TELEPHONE .............          6,066,626            0.01
                                        ---------------   -------------
TOTAL PREFERRED STOCK
    (Cost $151,322,296) ............        209,014,678            0.25
                                        ---------------   -------------


COMMON STOCK
  AEROSPACE ........................      1,076,786,226            1.32
  AIR TRANSPORTATION ...............        390,360,662            0.48
  AUTOMOTIVE & RELATED .............      1,954,998,808            2.40
  BANKS ............................      7,283,517,069            8.95
  BEVERAGES ........................      2,081,720,964            2.56
  BROADCASTERS .....................        591,906,511            0.73
  BUSINESS SERVICES ................      1,153,946,987            1.42
  CHEMICALS--MAJOR .................      1,694,448,928            2.08
  CHEMICALS--SPECIALTY .............        943,104,872            1.16
  COMMUNICATION
    EQUIPMENT & SERVICES ...........      2,269,964,475            2.79
  COMPUTER SERVICE .................      2,507,090,094            3.08
  CONGLOMERATES ....................      1,952,626,098            2.40
  CONSTRUCTION--
    MATERIALS & BUILDERS ...........        850,039,341            1.05
  CONTAINERS .......................        109,672,699            0.13
  COSMETICS ........................        469,075,465            0.58
  ELECTRICAL EQUIPMENT .............      3,076,070,913            3.78
  ELECTRICAL EQUIPMENT--COMPONENTS
    DIVERSIFIED ....................      2,563,727,043            3.15
  ELECTRICAL EQUIPMENT--INSTRUMENTS         377,786,927            0.46
  ENVIRONMENTAL CONTROL ............        349,987,209            0.43
  FINANCIAL--MISCELLANEOUS .........      2,917,724,597            3.59
  FOODS ............................      1,548,300,388            1.90
  FOREST PRODUCTS ..................        379,016,024            0.47
  HEALTHCARE--DRUGS ................      4,519,330,869            5.55
  HEALTHCARE--HOSPITAL SUPPLY ......      1,250,076,640            1.54
  HEALTHCARE--OTHER ................        638,797,820            0.79
  HEALTHCARE--SERVICE ..............      1,285,810,497            1.58
  HOUSEHOLD--CONSUMER ELECTRONICS ..        169,641,525            0.21
  HOUSEHOLD--DURABLE GOODS .........        313,649,370            0.39
  HOUSEHOLD--PRODUCTS ..............      1,464,789,275            1.80
  INSURANCE--BROKERS & OTHER .......        192,535,365            0.24
  INSURANCE--LIFE ..................        477,925,730            0.59
  INSURANCE--MULTI-LINE,
    PROPERTY & CASUALTY ............      2,445,574,030            3.01
  LEISURE TIME .....................        971,779,751            1.19
  MACHINERY ........................      1,402,984,607            1.73
  METALS--ALUMINUM .................        191,887,601            0.24
  METALS--GOLD .....................        228,960,671            0.28
  METALS--NON-FERROUS ..............        293,615,239            0.36
  METALS--STEEL ....................        385,845,838            0.47
  MISCELLANEOUS MATERIALS &
    COMMODITIES ....................         52,226,283            0.06
  OFFICE EQUIPMENT .................      2,785,076,211            3.42
  PAPER ............................        432,806,469            0.53
  PETROLEUM--EXPLORATION &
    PRODUCTION .....................        797,695,209            0.98
  PETROLEUM--INTEGRATED ............      4,009,960,468            4.93
  PETROLEUM--SERVICE ...............        793,726,986            0.98
  PHOTOGRAPHY ......................        271,219,084            0.33

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1996

                         SUMMARY BY INDUSTRY (CONTINUED)

                                              VALUE                 %
                                         ---------------          ------

  PROPERTY--REAL ESTATE ...........    $    540,475,491            0.66%
  PUBLISHING--NEWSPAPER ...........         410,888,163            0.51
  PUBLISHING--OTHER ...............         519,454,824            0.64
  RAILROAD ........................         709,223,915            0.87
  RESTAURANTS & HOTELS ............         935,345,867            1.15
  RETAIL--FOOD ....................         554,772,990            0.68
  RETAIL--GENERAL MERCHANDISE .....       2,911,568,907            3.58
  TEXTILE & APPAREL ...............         387,757,659            0.48
  TOBACCO .........................       1,177,148,533            1.45
  TRADING COMPANIES ...............         115,437,328            0.14
  TRUCKERS & SHIPPING .............         237,624,537            0.29
  UTILITIES--ELECTRIC .............       2,861,476,561            3.52
  UTILITIES--GAS & PIPELINE .......         777,349,283            0.96
  UTILITIES--OTHER ................          15,660,337            0.02
  UTILITIES--TELEPHONE ............       4,329,501,252            5.32
                                       ----------------   -------------
TOTAL COMMON STOCK
    (Cost $46,993,767,214) ........      78,401,473,485           96.38
                                       ----------------   -------------
SHORT TERM INVESTMENTS
  BANK NOTES ......................          69,972,300            0.09
  BANKERS ACCEPTANCES .............         152,899,250            0.19
  CERTIFICATES OF DEPOSIT .........         253,871,120            0.31
  COMMERCIAL PAPER ................       2,227,827,375            2.74
  MEDIUM TERM BONDS ...............         161,141,402            0.20
  U.S. GOVERNMENTS & AGENCIES .....       1,603,707,241            1.97
  U.S. TREASURY BILLS .............          87,462,990            0.11
  VARIABLE RATE NOTES .............         320,007,500            0.39
                                       ----------------   -------------
TOTAL SHORT TERM INVESTMENTS
    (Cost $4,878,773,414) .........       4,876,889,178            6.00
                                       ----------------   -------------
    ROUNDING ......................               1,263            0.00
                                       ----------------   -------------
TOTAL PORTFOLIO
    (Cost $52,068,002,137) ........      83,533,120,282          102.69

     OTHER ASSETS & LIABILITIES, NET     (2,186,674,968)          (2.69)
                                       ----------------   -------------
NET ASSETS ........................    $ 81,346,445,314          100.00%
                                       ================   =============

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1996

                               SUMMARY BY COUNTRY




                                              VALUE                 %
                                        ---------------          ------
DOMESTIC:
  UNITED STATES ...................     $66,750,997,921          79.91%
                                        ---------------          ------
TOTAL DOMESTIC                           66,750,997,921           79.91
                                        ---------------          ------
FOREIGN:
  ARGENTINA .......................          17,250,969            0.02
  AUSTRALIA .......................         446,121,057            0.53
  AUSTRIA .........................           8,314,760            0.01
  BELGIUM .........................         105,453,489            0.13
  BRAZIL ..........................          38,800,681            0.05
  CANADA ..........................         350,799,757            0.42
  CHILE ...........................          56,621,911            0.07
  CHINA ...........................          18,063,029            0.02
  DENMARK .........................          70,728,518            0.09
  FINLAND .........................          77,705,087            0.09
  FRANCE ..........................         730,864,937            0.87
  GERMANY .........................         766,935,587            0.92
  HONG KONG .......................         689,811,779            0.83
  INDIA ...........................             932,603            0.00
  INDONESIA .......................         103,362,741            0.12
  IRELAND .........................           5,910,413            0.01
  ITALY ...........................         478,803,868            0.57
  JAPAN ...........................       3,175,063,974            3.80
  KOREA ...........................          41,805,301            0.05
  LUXEMBOURG ......................           1,285,000            0.00
  MALAYSIA ........................         222,313,422            0.27
  MEXICO ..........................          20,185,622            0.02
  MISCELLANEOUS ...................          30,032,256            0.04
  NETHERLANDS .....................         649,891,445            0.78
  NEW ZEALAND .....................         136,871,443            0.16
  NORWAY ..........................          86,356,145            0.10
  PHILIPPINES .....................          33,930,810            0.04
  PORTUGAL ........................          17,993,769            0.02
  SINGAPORE .......................         211,438,959            0.25
  SOUTH AFRICA ....................          27,207,392            0.03
  SPAIN ...........................         267,685,449            0.32
  SWEDEN ..........................         413,977,772            0.50
  SWITZERLAND .....................         668,470,958            0.80
  THAILAND ........................          47,921,160            0.06
  UNITED KINGDOM ..................       1,886,321,120            2.26
                                        ---------------   -------------
TOTAL FOREIGN .....................      11,905,233,183           14.25
                                        ---------------   -------------
TOTAL SHORT TERM ..................       4,876,889,178            5.84
                                        ---------------   -------------
TOTAL PORTFOLIO ...................     $83,533,120,282          100.00%
                                        ===============   =============

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND
                     STATEMENT OF INVESTMENTS--STOCK ACCOUNT
                                DECEMBER 31, 1996


  PAR
 VALUE                                                      VALUE
 -----                                                      -----
              BONDS--0.06%
               CORPORATE BONDS--0.06%
                AUTOMOTIVE & RELATED--0.00%
                 DAIMLER BENZ AG.(W/W)
        314(1)     4.125%,  07/05/03 ...........    $    245,519
                 MICHELIN S.A. CV
      2,333(2)     2.500%,  01/01/01 ...........         137,319
                                                    ------------
                                                         382,838
                                                    ------------
                BANKS--0.01%
                 BANGKOK BANK PUBLIC CO LTD CV
  6,000,000         3.250%,  03/03/04 ..........       5,865,000
                 BANK OF TOKYO CV
226,000,000(3)      6.100%,  03/31/97 ..........       3,146,335
                 SIAM COMMERCIAL BANK PUBLIC CO
                  LTD (SUBORDINATED CV BONDS)
  3,000,000        3.250%,  01/24/04 ...........       2,662,500
                                                    ------------
                                                      11,673,835
                                                    ------------
                BROADCASTERS--0.01%
                 VIACOM INTERNATIONAL, INC
                  (SUBORDINATED DEB)
  8,615,000        8.000%,  07/07/06 ...........       8,335,012
                                                    ------------
                CONGLOMERATES--0.00%
                 BRIERLEY INVESTMENTS LTD
    129,875(4)     (CV NOTES) 9.000%,  06/30/98          111,959
                                                    ------------
                ENVIRONMENTAL CONTROL--0.01%
                 WMX TECHNOLOGIES, INC
                  (SUBORDINATED CV NOTES)
  4,979,000        2.000%,  01/24/05 ...........       4,642,917
                                                    ------------
                FINANCIAL--MISCELLANEOUS--0.00%
                 VALUE REALISATION TRUST
     24,621        (CV LOAN STK) 1.400%,  09/30/06        39,711
                                                    ------------
                HEALTHCARE--DRUGS--0.01%
                 IVAX CORP CV
 10,000,000         6.500%,  11/15/01 ..........       9,550,000
                                                    ------------
                INSURANCE--LIFE--0.00%
                 LIBERTY LIFE INTERNATIONAL
     35,000        TRUST CV 6.500%,  09/30/04 ..          39,462
                                                    ------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.01%
                 AXA S.A. CV
     54,513(2)     4.500%,  01/01/99 ...........       3,837,760
                 CORPORACION MAPFRE S.A.
        449(6)     (CV NOTES) 8.500%,  02/27/99           39,351
                                                    ------------
                                                       3,877,111
                                                    ------------
                LEISURE TIME--0.00%
                 SKIS ROSSIGNOL S.A. CV
      1,250(2)     3.000%,  04/01/01 ...........         633,559
                                                    ------------
                METALS--STEEL--0.00%
                ~PREUSSAG AG. (W/W)
        126(1)     5.750%,  05/17/01 ...........          93,614
                                                    ------------
                OFFICE EQUIPMENT--0.00%
                 OLIVETTI S.P.A. CV
    255,000(5)     7.500%,  01/01/99 ...........         172,823
                                                    ------------


                PETROLEUM--SERVICE--0.00%
                 FAR EAST LEVINGSTONE
                  SHIPBUILDING LTD CV
  2,000,000        1.500%,  05/02/01 ...........    $  1,895,000
                                                    ------------
                RETAIL--
                  GENERAL MERCHANDISE--0.00%
                o CASTORAMA DUBOIS
                  INVESTISSEMENT S.A. CV
      1,799        3.150%,  01/01/03 ...........         425,630
                                                    ------------
                TRUCKERS & SHIPPING--0.01%
                 YAMATO TRANSPORT CO LTD CV
340,000,000(3)     1.700%,  09/30/02 ...........       3,265,946
                                                    ------------
                UTILITIES--GAS & PIPELINE--0.00%
                 LYONNAISE DES EAUX S.A.
      1,812(2)     (CV NOTES) 4.000%,  01/01/06          212,261
                                                    ------------
               TOTAL CORPORATE BONDS
                  (Cost $43,757,744) ...........      45,351,678
                                                    ------------
               GOVERNMENT BONDS--0.00%
                U.S. GOVERNMENT BONDS--0.00%
                 U.S. TREASURY BOND
    325,000         11.750%,  02/15/01 .........         390,000
                                                    ------------
               TOTAL GOVERNMENT BONDS
                 (Cost $381,469) ...............         390,000
                                                    ------------
               TOTAL BONDS
                 (Cost $44,139,213) ............      45,741,678
                                                    ------------

(1) DENOMINATED IN GERMANY  DEUTSCHE MARKS
(2) DENOMINATED IN FRENCH FRANCS
(3) DENOMINATED  IN  JAPANESE  YEN
(4) DENOMINATED  IN  NEW  ZEALAND  DOLLARS
(5) DENOMINATED IN ITALIAN DOLLARS
(6) DENOMINATED IN SPANISH PESATA

     SHARES                                                                VALUE
     ------                                                                -----
               PREFERRED STOCK--0.25%
                AUTOMOTIVE & RELATED--0.01%
     15,800       PIRELLI PNEUS S.A ...........................               39,838
      4,000      oPORSCHE AG ..................................            3,529,945
     24,000       VOLKSWAGEN AG ...............................            7,700,990
                                                                        ------------
                                                                          11,270,773
                                                                        ------------
                BANKS--0.00%
  2,920,000       BANCO ITAU S.A ..............................            1,264,555
      2,900       BANK AUSTRIA AG .............................              112,366
210,456,038       BRADESCO S.A ................................            1,525,102
          1     ~oCRESTARAN INTERNATIONAL
                  INVESTMENT B.V. .............................                    0
  4,017,600       UNIBANCO S.A ................................              131,071
                                                                        ------------
                                                                           3,033,094
                                                                        ------------
                BEVERAGES--0.00%
  1,509,924       BRAHMA S.A ..................................              825,364
                                                                        ------------
                BUSINESS SERVICES--0.02%
    106,000       SAP AG ......................................           14,788,134
                                                                        ------------
                CHEMICALS--MAJOR--0.00%
    170,000      COPENE-PETROQUIMICA DO
                  NORDESTE S.A. ...............................               65,441
                                                                        ------------
                CHEMICALS--SPECIALTY--0.00%
 20,700,000       FERTILIZANTES FOSFATADOS S.A.................               83,668
                                                                        ------------

                       See notes to financial statements.



     SHARES                                                                  VALUE
     ------                                                                  -----
                COMMUNICATION EQUIPMENT &
                 SERVICES--0.01%
    136,025      AIRTOUCH COMMUNICATIONS, INC CV
                  (CLASS B) ...................................        $   3,706,681
     87,358      AIRTOUCH COMMUNICATIONS, INC CV
                  (CLASS C) ...................................            3,952,949
 60,000,000      oSHARP S.A.-EQUIPMENT ELECTRONIC .............               80,839
                                                                       -------------
                                                                           7,740,469
                                                                       -------------
                CONGLOMERATES--0.00%
    175,000      oCONFAB INDUSTRIAL S.A .......................              188,624
                                                                       -------------
                CONSTRUCTION--MATERIALS &
                 BUILDERS--0.00%
    521,000       CIM ITAU S.A ................................              182,994
  2,900,000       DURATEX S.A .................................              108,844
        679       DYCKERHOFF ZEMENTWERKE AG ...................              187,252
                                                                       -------------
                                                                             479,090
                                                                       -------------
                COSMETICS--0.00%
         40       WELLA GROUP AG. .............................               21,179
                                                                       -------------
                FINANCIAL--MISCELLANEOUS--0.00%
         75      oFUJI INTL FINANCE TRUST SERIES ..............            1,963,821
      3,100       PHOENIX DUFF & PHELPS CORP ..................               77,500
                                                                       -------------
                                                                           2,041,321
                                                                       -------------
                FOODS--0.00%
 16,100,000       CEVAL ALIMENTOS .............................              140,996
 114,361,44       PERDIGAO S.A. COMERCIO E INDUSTRIA ..........              220,116
    212,000       SADIA CONCORDIA S.A .........................              163,218
                                                                       -------------
                                                                             524,330
                                                                       -------------
                FOREST PRODUCTS--0.01%
  1,752,666       ARACRUZ CELULOSE S.A ........................            2,850,548
    173,750       KLABIN FABRICADORA S.A ......................              160,523
      1,670       KONINKLIJKE NV ..............................                8,273
  3,300,000       VOTORANTIM CELULOSE E PAPEL S.A .............               57,895
                                                                       -------------
                                                                           3,077,239
                                                                       -------------
                HEALTHCARE--SERVICE--0.03%
    109,372       AETNA, INC CV 6.25% .........................            8,681,402
    374,080       FHP INTERNATIONAL CORP SERIES A CV ..........           11,409,440
     24,000       FRESENIUS AG ................................            4,952,305
    837,300      oFRESENIUS MEDICAL CARE (CLASS D) ............              108,849
    113,500      oMEDIQ, INC SERIES A .........................              666,812
                                                                       -------------
                                                                          25,818,808
                                                                       -------------
                HOUSEHOLD--DURABLE GOODS--0.00%
    340,000       BRASMOTOR S.A ...............................               94,398
                                                                       -------------
                HOUSEHOLD--PRODUCTS--0.00%
  2,300,000       BOMBRIL S.A .................................               37,628
                                                                       -------------
                INSURANCE--BROKERS & OTHER--0.00%
     11,000       MARSCHOLLEK LAUTENSCHLAEGER
                  UND PARTNER AG. .............................            1,527,480
                                                                       -------------
                INSURANCE--MULTI-LINE,
                 PROPERTY & CASUALTY--0.00%
     23,604      INTERNATIONALE NEDERLANDEN
                  GROEP NV ....................................              126,630
                                                                       -------------
                 MACHINERY--0.00%
  1,100,000       BELGO MINEIRA S.A ...........................               70,926
        900       MAN AG. (NON-VTG) ...........................              180,163
     20,000      oPIRELLI CABOS S.A ...........................               43,306
                                                                       -------------
                                                                             294,395
                                                                       -------------
                 METALS--NON-FERROUS--0.00%
  8,800,000      oPARANAPANEMA S.A ............................               94,427
                                                                       -------------
                METALS--STEEL--0.01%
 77,597,100       CIA ACOS ESPECIAIS ITABIR-ACESITA ...........              182,959
 231,000,00       COMPANHIA SIDERURGICA DE
                   TUBARAO S.A ................................            3,559,146
  4,100,000      oMET GERDAU S.A ..............................               92,724
  1,086,000       USINAS SIDERGIACAS DE MINAS GERAIS ..........            1,107,843
    302,132       VALE DO RIO DOCE CIA ........................            5,815,261
                                                                       -------------
                                                                          10,757,933
                                                                       -------------
                PAPER--0.10%
  2,600,000      JAMES RIVER CORP OF VIRGINIA
                   SERIES P ...................................           81,900,000
                                                                       -------------
                PETROLEUM--EXPLORATION &
                 PRODUCTION--0.00%
 10,900,000      IPIRANGA S.A .................................              158,291
                                                                       -------------
                PETROLEUM--INTEGRATED--0.00%
  9,902,000       PETROBRAS S.A ...............................            1,577,115
                                                                       -------------
                PUBLISHING--NEWSPAPER--0.01%
  2,092,299       NEWS CORP LTD (LTD-VTG) .....................            9,306,713
     36,150       RURAL PRESS LTD .............................              104,805
                                                                       -------------
                                                                           9,411,518
                                                                       -------------
                PUBLISHING--OTHER--0.02%
    210,200       HARCOURT GENERAL, INC SERIES A $.64 .........           11,561,000
                                                                       -------------
                RETAIL--GENERAL MERCHANDISE--0.00%
     50,800       KMART CORP CV ...............................            2,476,500
  4,500,000       LOJAS AMERICANAS S.A ........................               59,330
  2,000,000      oLOJAS RENNER S.A ............................               92,387
                                                                       -------------
                                                                           2,628,217
                                                                       -------------
                UTILITIES--ELECTRIC--0.02%
  2,455,893       ELECTROBRAS S.A. SERIES B ...................              912,303
     50,000       NORTHERN ELECTRIC PLC .......................               90,271
    316,470       RHEIN-WESTFALEN ELECTRIC AG .................           10,678,369
                                                                       -------------
                                                                          11,680,943
                                                                       -------------
                UTILITIES--GAS & PIPELINE--0.00%
 30,412,697       CEMIG S.A ...................................            1,036,097
                                                                       -------------
                UTILITIES--OTHER--0.00%
     59,400       HYDER PLC ...................................              104,446
                                                                       -------------
                UTILITIES--TELEPHONE--0.01%
 72,590,224       TELEBRAS S.A ................................            5,588,698
  2,207,181       TELESP S.A ..................................              477,928
                                                                       -------------
                                                                           6,066,626
                                                                       -------------
               TOTAL PREFERRED STOCK
                 (Cost $151,322,296) ..........................          209,014,678
                                                                       -------------
               COMMON STOCK--96.38%
                 AEROSPACE--1.32%
    149,550       AAR CORP ....................................            4,523,887
    168,125      oALLIANT TECHSYSTEMS, INC ....................            9,246,875
    220,000       ASIA AIR SURVEY CO LTD ......................            1,584,470
    222,788      oAVIALL, INC NEW .............................            2,060,789
  3,454,507       BOEING CO ...................................          367,473,182
  2,231,616       BRITISH AEROSPACE PLC .......................           48,882,745
      7,134      oBRITISH AEROSPACE PLC WTS 11/15/00 ..........               92,600
    692,600       COBHAM GROUP PLC ............................            7,259,634
    730,400       EG & G, INC .................................           14,699,300
      6,800      oFABBRICA ITALIANA APPARECCHIATURE ...........               22,327
    313,300       GENERAL DYNAMICS CORP .......................           22,087,650
  1,760,840       GENERAL MOTORS CORP (CLASS H) ...............           99,047,250
    318,900      oHEXCEL CORP .................................            5,182,125
    401,600       KAMAN CORP (CLASS A) ........................            5,220,800
  1,517,231       LOCKHEED MARTIN CORP ........................          138,826,636
  1,727,300       MCDONNELL DOUGLAS CORP ......................          110,547,200
    470,000       NORTHROP GRUMMAN CORP .......................           38,892,500
    336,900       OEA, INC ....................................           15,413,175
    359,100      oORBITAL SCIENCES CORP .......................            6,194,475
    213,750       PRECISION CAST PARTS CORP ...................           10,607,343
  2,614,740       RAYTHEON CO .................................          125,834,362
     19,400      oROHR, INC ...................................              438,925
  6,051,989       ROLLS ROYCE LTD .............................           26,668,679
      1,400       SAGEM S.A ...................................              842,886
    126,800       SMITHS INDUSTRIES PLC .......................            1,738,112
     34,800       SPAR AEROSPACE LTD ..........................              318,625
     60,700      oTECH-SYM CORP ...............................            1,805,825
     60,616       THOMSON-CSF .................................            1,962,312
    221,700      oWHITTAKER CORP ..............................            2,798,962
    292,700      oWYMAN-GORDON CO .............................            6,512,575
                                                                      --------------
                                                                       1,076,786,226
                                                                      --------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
              AIR TRANSPORTATION--0.48%
    204,000      oAIR CANADA, INC .............................         $    922,739
    133,062       AIR EXPRESS INTERNATIONAL CORP ..............            4,291,249
    388,000       AIR NEW ZEALAND LTD (CLASS B) ...............            1,052,777
    158,100       AIRBORNE FREIGHT CORP .......................            3,695,587
    318,200      oALASKA AIR GROUP, INC .......................            6,682,200
      1,300       ALL NIPPON AIRWAYS CO LTD ...................                9,788
    659,700       AMERICA WEST AIRLINES, INC (CLASS B) ........           10,472,737
    864,600      oAMR CORP ....................................           76,192,875
    260,498       ATLANTIC SOUTHEAST AIRLINES, INC ............            5,698,393
     61,100      oATLAS AIR, INC ..............................            2,917,525
      1,100      oAUSTRIAN AIRLINES/OEST LUFTV AG .............              167,442
  3,321,212       BRITISH AIRWAYS PLC .........................           34,414,138
        200      oCANADIAN AIRLINES CORP ......................                  318
      4,000      oCANADIAN AIRLINES CORP WTS 4/22/99 ..........                   72
 11,185,000       CATHAY PACIFIC AIRWAYS LTD ..................           17,641,433
    402,000       COMAIR HOLDINGS, INC ........................            9,648,000
    241,500      oCONTINENTAL AIRLINES, INC (CLASS B) .........            6,822,375
    558,543       DELTA AIRLINES, INC .........................           39,586,735
      1,000      oEXPEDITORS INTERNATIONAL OF
                   WASHINGTON .................................               23,000
    697,400      oFEDERAL EXPRESS CORP ........................           31,034,300
    102,850        HARPER GROUP, INC ..........................            2,442,687
  4,810,721      oJAPAN AIRLINES CO LTD .......................           25,488,282
     22,983       KLM (ROYAL DUTCH AIRLINES) NV ...............              645,724
    138,887       KOREAN AIR LINES CO .........................            2,135,943
    388,990       LUFTHANSA AG ................................            5,300,621
    286,000       MALAYSIAN AIRLINE SYSTEM BERHAD .............              741,753
    110,400       MALAYSIAN HELICOPTER SERVICES
                   BERHAD .....................................              131,142
     22,080      oMALAYSIAN HELICOPTER SERVICES
                   BERHAD WTS 6/11/00 .........................                9,267
    583,400      oMESA AIR GROUP, INC .........................            3,937,950
    456,900      oNORTHWEST AIRLINES CORP (CLASS A) ...........           17,876,212
    617,221       QUANTAS AIRWAYS LTD .........................            1,029,543
     50,500      oSABRE GROUP HOLDINGS, INC ...................            1,407,687
     18,488       SAS DANMARK AS ..............................              228,792
    428,000       SINGAPORE INTERNATIONAL
                   AIRLINES LTD (FR) ..........................            3,885,899
        200       SKYWEST, INC ................................                2,775
    985,600       SOUTHWEST AIRLINES CO .......................           21,806,400
      2,295      oSWISS AIR TRANSPORT CO (REGD) ...............            1,850,972
    748,500      oU.S. AIR GROUP, INC .........................           17,496,187
    502,920      oUAL CORP NEW ................................           31,432,500
    192,100      oVALUJET, INC ................................            1,236,643
                                                                      --------------
                                                                         390,360,662
                                                                      --------------
                 AUTOMOTIVE & RELATED--2.40%
    401,900      oALLEN GROUP, INC ............................            8,942,275
    133,000      oAMERICREDIT CORP ............................            2,726,500
    277,800       APOGEE ENTERPRISES, INC .....................           11,042,550
    117,400       ARVIN INDUSTRIES, INC .......................            2,905,650
    140,800       AUTOLIV AB ..................................            6,165,680
     51,000       BANDAG, INC .................................            2,416,125
    199,100       BANDAG, INC (CLASS A) .......................            9,108,825
      4,500      oBAYERISCHE MOTOREN WERKE AG .................            3,133,150
    168,248       BBA GROUP PLC ...............................            1,019,246
      2,900       BEKAERT S.A .................................            1,839,650
     85,300       BORG-WARNER AUTOMOTIVE, INC .................            3,284,050
    219,700       BREED TECHNOLOGIES, INC .....................            5,712,200
    215,000       BREMBO S.P.A ................................            3,020,384
  1,371,100       BRIDGESTONE CORP ............................           25,986,458
  5,167,158       CHRYSLER CORP ...............................          170,516,214
     43,143      oCIA INTERAMERICA DE AUTOMO
                   (RENAULT) ..................................              204,970
    136,980       CONTINENTAL AG ..............................            2,462,101
    815,300       COOPER TIRE & RUBBER CO .....................           16,102,175
  2,041,666       COWIE GROUP PLC .............................           14,097,898
    354,300       CUMMINS ENGINE CO, INC ......................           16,297,800
  1,017,000       CYCLE & CARRIAGE LTD ........................           12,432,576
  1,000,000       DAIHATSU MOTOR CO LTD .......................            5,298,225
    886,360      oDAIMLER BENZ AG .............................           60,965,633
  1,090,180       DANA CORP ...................................           35,567,122
    192,700       DANAHER CORP ................................            8,984,637
  1,288,337       DENSO CORP ..................................           30,966,274
     31,000      oDETROIT DIESEL CORP .........................              713,000
    306,700       DONALDSON CO, INC ...........................           10,274,450
    711,734       EATON CORP ..................................           49,643,446
    486,900       ECHLIN, INC .................................           15,398,212
     90,000       EDARAN OTOMOBIL NASIONAL BERHAD .............              899,821
    165,000       EXEDY CORP ..................................            2,046,924
    226,900       EXIDE CORP ..................................            5,218,700
      7,500       FABRICA DE AUTOMOVILES RENAULT S.A ..........              157,988
    161,300       FEDERAL-MOGUL CORP ..........................            3,548,600
  7,663,995       FIAT S.P.A ..................................           23,146,950
    639,998       FIAT S.P.A. DI RISP .........................            1,120,175
  1,015,334       FIAT S.P.A. (PRIV) ..........................            1,673,564
  9,678,048       FORD MOTOR CO ...............................          308,487,780
    591,535       GENCORP, INC ................................           10,721,571
  6,253,576       GENERAL MOTORS CORP .........................          348,636,862
    812,700       GENUINE PARTS CO ............................           36,165,150
  1,554,652       GOODYEAR TIRE & RUBBER CO ...................           79,870,246
    405,125       GRACO, INC ..................................            9,925,562
  1,284,750       GUEST KEEN NETTLEFOLDS LTD ..................           22,007,912
    696,800       HARLEY DAVIDSON, INC ........................           32,749,600
     36,360      oHAYES WHEELS INTERNATIONAL, INC .............            1,399,860
  1,610,000       HONDA MOTOR CO LTD ..........................           45,910,196
  4,900,000       INCHCAPE PLC ................................           22,850,133
     88,500       INTERMET CORP ...............................            1,427,062
    103,800      oKIRBY CORP ..................................            2,050,050
  1,802,920       LAIRD GROUP PLC .............................           12,279,641
  1,302,000      oLEAR CORP ...................................           44,430,750
     56,000       LEX SERVICE GROUP LTD .......................              304,748
    381,814      oLUCASVARITY PLC .............................            1,453,811
    343,469       MICHELIN S.A. (CLASS B) .....................           18,505,352
    428,500       MODINE MANUFACTURING CO .....................           11,462,375
    728,700      oNAVISTAR INTERNATIONAL CORP .................            6,649,387
    164,360       NGK INSULATORS LTD ..........................            1,557,557
  4,605,000       NISSAN MOTOR CO LTD .........................           26,659,634
    187,500       PACCAR, INC .................................           12,750,000
      7,922       PENDRAGON PLC ...............................               46,432
    205,000       PERUSAHAAN OTOMOBIL NASIONAL
                   BERHAD .....................................            1,298,752
     81,634       PEUGEOT S.A .................................            9,170,238
  5,294,999       PIRELLI S.P.A ...............................            9,807,767
    240,500       POLARIS INDUSTRIES, INC .....................            5,711,875
    312,666       PT STEADY SAFE TRANSPORTATION (FR) ..........              400,079
     37,000      oRENTERS CHOICE, INC .........................              536,500
     42,000      oSAFESKIN CORP ...............................            2,047,500
    705,437       SAFETY-KLEEN CORP ...........................           11,551,530
     50,000       SCANIA AB SERIES A ..........................            1,244,876
     50,000       SCANIA AB SERIES B ..........................            1,248,537
    458,675       SIMPSON INDUSTRIES, INC .....................            4,995,259
     38,600       SMITH (A.O.) CORP ...........................            1,153,175
    496,300       SNAP-ON, INC ................................           17,680,687
    476,050       SPARTAN MOTORS, INC .........................            3,213,337
     58,400       STANDARD MOTOR
                   PRODUCTS, INC (CLASS A) ....................              810,300
     73,943       STANDARD PRODUCTS CO ........................            1,885,546
    118,900       SUPERIOR INDUSTRIES
                   INTERNATIONAL, INC .........................            2,749,562
    237,653       T & N PLC ...................................              705,616
    275,000       TAN CHONG MOTOR HOLDINGS BERHAD .............              466,046
    400,450      oTBC CORP ....................................            3,003,375
  1,050,000      oTHAI ENGINE MANUFACTURING FR ................            8,149,467
  6,270,477       TOYOTA MOTOR CORP ...........................          179,887,130
    122,000       TRANSPRO, INC ...............................            1,113,250
    102,000       UMW HOLDINGS BERHAD .........................              476,578
    100,223       VALEO S.A ...................................            6,168,990
     52,740       VOLKSWAGEN AG ...............................           21,902,272
    143,000       VOLVO AB SERIES A ...........................            3,120,538
    627,380       VOLVO AB SERIES B FREE ......................           13,828,476
    245,250       WABASH NATIONAL CORP ........................            4,506,468
    521,000       ZEXEL CORP ..................................            2,823,213
                                                                     ---------------
                                                                       1,954,998,808
                                                                     ---------------

                       See notes to financial statements.

     SHARES                                                                  VALUE
     ------                                                                  -----
                BANKS--8.95%
    903,700       ABBEY NATIONAL PLC ..........................        $  11,830,738
    584,233       ABN-AMRO HOLDINGS NV ........................           37,962,680
     72,616       ADVANCE BANK AUSTRALIA LTD ..................              403,752
    284,207       ALLIED IRISH BANK ...........................            1,904,112
    205,326       AMALGAMATED BANKS OF SOUTH AFRICA ...........            1,053,514
    934,000       AMMB HOLDINGS BERHAD ........................            7,840,344
    410,225       AMSOUTH BANCORP .............................           19,844,634
    125,750       ANCHOR BANCORP WISCONSIN, INC ...............            4,495,562
    143,000       ARGENTARIA S.A ..............................            6,387,421
  3,740,540       ASAHI BANK LTD ..............................           33,191,494
  1,504,000       ASHIKAGA BANK LTD ...........................            7,242,940
      9,000       ASSA ABLOY AB SERIES B ......................              163,444
     72,000       ASSOCIATED BANC CORP ........................            3,060,000
  1,145,631       AUSTRALIAN & NEW ZEALAND BANKING
                   GROUP LTD ..................................            7,216,099
  3,957,178       BANC ONE CORP ...............................          170,158,654
  3,043,500       BANCA COMMERCIALE ITALIANA S.P.A ............            5,527,239
    115,000       BANCA POPOLARE DI BERGAMO ...................            1,891,750
    750,000       BANCA POPOLARE DI MILANO ....................            3,799,950
  1,240,000       BANCO AMBROSIANO VENETO S.P.A ...............            2,978,108
    407,987       BANCO BILBAO VIZCAYA S.A. (REGD) ............           21,987,594
     72,973       BANCO CENTRALE
                   HISPANOAMERICANO S.A. ......................            1,870,989
     38,600       BANCO DE A. EDWARDS S.P.A. ADR ..............              692,387
    174,048       BANCO DE GALICIA BUENOS AIRES S.A.
                   SERIES A ...................................            1,046,237
     50,000       BANCO DE VALENCIA S.A. (REGD) ...............              974,454
    102,665      oBANCO ESPANOL DE CREDITO S.A ................              793,234
     87,573       BANCO FRANCES DEL RIO
                   DE LA PLATA S.A. ...........................              818,971
     20,000       BANCO INTERCONTINENTAL
                   ESPANOLA S.A. ..............................            3,095,188
     98,300       BANCO LATINO AMERICANO DE
                   EXPORTACIONES S.A.  (CLASS E)...............            4,988,725
     41,000      oBANCO OHIGGINS ADR ..........................              950,687
     10,625       BANCO POPULAR ESPANOLA S.A. (REGD) ..........            2,082,967
    296,014       BANCO SANTANDER S.A .........................           18,911,529
    262,950       BANCORP HAWAII, INC .........................           11,043,900
     23,800       BANK AUSTRIA AG .............................            1,756,535
 12,383,664       BANK INTERNATIONAL INDONESIA (FR) ...........           12,179,023
      2,780      oBANK OF AUSTRIA NEW .........................              204,405
    441,425       BANK OF AYUDHYA PUBLIC CO LTD (FR) ..........            1,032,987
    440,994       BANK OF EAST ASIA LTD .......................            1,961,232
    381,699       BANK OF MELBOURNE LTD .......................            2,592,219
    343,400       BANK OF MONTREAL ............................           10,923,057
  3,301,236       BANK OF NEW YORK CO, INC ....................          111,416,715
    302,711       BANK OF NOVA SCOTIA .........................           10,125,698
      7,000       BANK OF OKINAWA LTD .........................              236,998
  7,478,602       BANK OF TOKYO MITSUBISHI LTD ................          138,520,535
    562,586       BANK OF YOKOHAMA LTD ........................            3,635,008
  4,783,107       BANKAMERICA CORP ............................          477,114,923
  1,835,100       BANKBOSTON CORP .............................          117,905,175
  1,201,874       BANKERS TRUST NEW YORK CORP .................          103,661,632
    101,213       BANPONCE CORP NEW ...........................            3,415,938
    200,715       BANQIE DE PARIBAS S.A .......................           13,547,523
     73,777       BANQUE NATIONALE DE PARIS ...................            2,849,583
  2,713,800       BARCLAYS PLC ................................           46,464,480
  3,821,158       BARNETT BANKS, INC ..........................          157,145,122
    570,680       BAYERISCHE HYPOTHEKEN-UND
                   WECHSEL-BANK ...............................           17,237,783
    592,010       BAYERISCHE VEREINSBANK AG ...................           24,278,127
  1,095,100       BOATMENS BANCSHARES, INC ....................           70,633,950
    154,020      oCALIFORNIA FEDERAL BANK
                   GOODWILL CERT ..............................            2,156,280
    286,418       CANADIAN IMPERIAL BANK OF COMMERCE ..........           12,631,474
    189,821       CAPITAL ONE FINANCIAL CORP ..................            6,833,556
    132,700       CCB FINANCIAL CORP ..........................            9,056,775
    448,725       CENTRAL FIDELITY BANKS, INC .................           11,554,668
    647,429       CHARTER ONE FINANCIAL, INC ..................           27,192,018
  4,737,475       CHASE MANHATTAN CORP NEW ....................          422,819,643
  1,335,045       CHIBA BANK LTD ..............................            9,086,116
     86,100       CITFED BANCORP, INC .........................            2,841,300
  5,169,283       CITICORP CO .................................          532,436,149
    120,600       CITIZENS BANCORP MARYLAND ...................            7,477,200
    255,400       CITY NATIONAL CORP ..........................            5,523,025
    973,658       COMERICA, INC ...............................           50,995,337
  2,954,000       COMMERCE ASSET HOLDINGS BERHAD ..............           22,223,707
    325,666      oCOMMERCE ASSET HOLDINGS BERHAD
                   (TRUST RECEIPTS) 6/27/98 ...................            1,573,202
    183,855       COMMERCE BANCORP, INC .......................            6,067,215
      9,136       COMMERCE BANCSHARES, INC ....................              422,540
    134,000      oCOMMERZBANK AG ..............................            3,399,778
     62,587       COMPAGNIE DE SUEZ S.A .......................            2,655,744
    415,000       COMPASS BANCSHARES, INC .....................           16,496,250
  2,509,898       CORESTATES FINANCIAL CORP ...................          130,200,958
    215,401       CREDIT COMMERCIAL DE FRANCE S.A .............            9,943,875
     12,000      oCREDIT COMMUNAL HOLDINGS DEXIA ..............            1,093,684
      8,264       CREDIT NATIONAL S.A .........................              474,971
      6,500       CREDITANSTALT-BANKVEREIN (VORZUG) ...........              299,828
     11,000       CREDITANSTALT-BAVKVEREIN (STAMM) ............              743,852
  3,144,000       CREDITO ITALIANO S.P.A ......................            3,446,540
    523,604       CRESTAR FINANCIAL CORP ......................           38,943,047
    232,856       CS HOLDINGS (REGD) ..........................           23,843,997
    334,400       CULLEN FROST BANKERS, INC ...................           11,118,800
        199       DAI-ICHI KANGO BANK LTD .....................                2,863
     11,700       DAUPHIN DEPOSIT CORP ........................              386,100
  2,609,000       DCB HOLDINGS BERHAD .........................            8,935,988
     78,000      oDCB HOLDINGS BERHAD WTS 12/28/99 ............              117,362
     89,289       DEN DANSKE BANK AF 1871 .....................            7,189,856
     31,200       DEPOSIT GUARANTY CORP .......................              967,200
    755,700       DEUTSCHE BANK AG ............................           35,257,164
    256,250       DEVELOPMENT BANK OF
                   SINGAPORE LTD (FR) .........................            3,462,340

                       See notes to financial statements.

     SHARES                                                                  VALUE
     ------                                                                  -----
                 BANKS--(CONTINUED)
    357,300      oDIME BANCORP, INC ...........................         $  5,270,175
    775,240       DRESDNER BANK AG ............................           23,190,289
    519,675       FIFTH THIRD BANCORP .........................           32,642,085
     89,500       FIRST AMERICAN CORP .........................            5,157,437
  1,210,738       FIRST BANK SYSTEM, INC ......................           82,632,868
  3,181,013       FIRST CHICAGO NBD CORP ......................          170,979,448
    432,686       FIRST COMMERCE CORP .........................           16,820,668
    164,400       FIRST HAWAIIAN, INC .........................            5,754,000
    180,000       FIRST MIDWEST BANCORP, INC ..................            5,872,500
    145,000       FIRST NATIONAL BANK HOLDINGS LTD ............              709,886
    379,814       FIRST OF AMERICA BANK CORP ..................           22,836,316
  1,143,575       FIRST SECURITY CORP .........................           38,595,656
  1,114,000       FIRST TENNESSEE NATIONAL CORP ...............           41,775,000
  2,938,477       FIRST UNION CORP ............................          217,447,298
    468,150       FIRST VIRGINIA BANKS, INC ...................           22,412,681
    545,800       FIRSTAR CORP NEW ............................           28,654,500
    234,300       FIRSTMERIT CORP .............................            8,317,650
  5,125,040       FLEET FINANCIAL GROUP, INC NEW ..............          255,611,370
    131,000       FORT WAYNE NATIONAL CORP ....................            4,978,000
  4,492,882       FUJI BANK LTD ...............................           65,413,441
      2,520       GENERALE DE BANQUE S.A. NPV
                   STRIP VVPR .................................                1,428
     25,651       GENERALE DE BANQUE S.A ......................            9,185,821
    141,000      oGRUPO FINANCIERO BANAMEX
                   ACCIVAL S.A. DE CV SERIES B ................              297,691
    159,506      oGRUPO FINANCIERO BANAMEX
                   ACCIVAL S.A. DE CV SERIES L ................              314,069
    462,000      oGRUPO FINANCIERO BANCOMER S.A.
                   SERIES B ...................................              184,871
  3,200,000      oGRUPO FINANCIERO
                   PROBURSA S.A. DE CV ........................              162,602
    814,000       GUNMA BANK LTD ..............................            7,082,736
  2,550,319       HANG SENG BANK LTD ..........................           30,992,772
    479,335       HIBERNIA CORP (CLASS A) .....................            6,351,188
    167,800       HIGO FAMILY BANK LTD ........................            1,117,446
    147,000       HOKKAIDO BANK LTD ...........................              312,802
  1,005,205       HOKURIKU BANK LTD ...........................            4,918,789
    209,120      oHOUSING & COMMERCIAL BANK, KOREA ............            2,919,189
  6,357,709       HSBC HOLDINGS LTD ...........................          136,030,628
    712,804       HSBC HOLDINGS LTD (HONG KONG) ...............           15,516,129
  1,569,332       HSBC HOLDINGS LTD (UNITED KINGDOM) ..........           35,073,907
  1,173,135       HUNTINGTON BANCSHARES, INC ..................           30,941,435
    545,738      oIMPERIAL BANCORP ............................           13,097,712
    450,500      oIMPERIAL CREDIT INDUSTRIES, INC .............            9,460,500
  3,994,160       INDUSTRIAL BANK OF JAPAN LTD ................           69,163,473
  1,269,000       INSTITUTO BANCARIO SAN
                   PAOLO DI TURINO ............................            7,765,518
     14,900      oINVESTEC BANK LTD ...........................              364,734
  2,120,000       ISTITUTO MOBILIARE ITALIANO S.P.A ...........           18,134,480
  2,000,305       JOYO BANK ...................................           12,028,374
  2,364,919       KEYCORP NEW .................................          119,428,409
    336,911       KOOKMIN BANK ................................            4,663,218
     20,869       KREDIETBANK NV ..............................            6,832,777
  6,563,294       LLOYDS TSB GROUP PLC ........................           48,352,748
    411,800       LONG ISLAND BANCORP, INC ....................           14,413,000
    592,000       MAGNA GROUP, INC ............................           17,464,000
    448,500       MALAYAN BANKING BERHAD ......................            4,972,478
  1,725,000       MALAYSIAN INDUSTRIAL
                   DEVELOPMENT FINANCE ........................            3,210,253
  1,270,400      oMALAYSIAN INDUSTRIAL
                   DEVELOPMENT FINANCE WTS 11/07/99 ...........            1,363,208
    658,920       MARSHALL & ILSLEY CORP ......................           22,815,105
    898,800       MEDIOBANCA S.P.A ............................            4,840,694
  1,568,068       MELLON BANK CORP ............................          111,332,828
    482,675       MERCANTILE BANCORP, INC .....................           24,797,428
    168,393       MERCANTILE BANKSHARES CORP ..................            5,388,576
    464,665      oMERITA LTD ..................................            1,441,682
      8,800       MICHINOKU BANK LTD ..........................               61,028
  2,491,200       MITSUBISHI TRUST & BANKING CORP .............           33,265,616
  1,847,700       MITSUI TRUST & BANKING CO LTD ...............           14,405,731
  1,514,543       MORGAN (J.P.) & CO, INC .....................          147,857,260
  3,886,146       NATIONAL AUSTRALIA BANK LTD .................           45,684,133
    213,000       NATIONAL BANK OF CANADA .....................            2,152,220
  1,205,419       NATIONAL CITY CORP ..........................           54,093,177
  3,308,532       NATIONSBANK CORP ............................          323,409,003
     73,698       NEDCOR LTD ..................................            1,008,372
     51,000      oNORDBANKEN AB ...............................            1,542,401
    320,500       NORTH FORK BANCORP, INC .....................           11,417,812
  1,638,100       NORTHERN TRUST CORP .........................           59,381,125
  3,114,718       NORWEST CORP ................................          135,490,233
    464,125       OLD KENT FINANCIAL CORP .....................           22,161,968
     18,600       ONBANCORP, INC ..............................              690,525
  1,950,320       OVERSEAS-CHINESE
                   BANKING CORP LTD (FR) ......................           24,260,469
     43,400      oPEOPLES BANK OF BRIDGEPORT CO ...............            1,253,175
    379,610       PEOPLES HERITAGE FINANCIAL
                   GROUP, INC .................................           10,629,080
    295,000       PHILIPPINE COMMERCIAL
                   INTERNATIONAL BANK .........................            3,869,790
    190,000      oPHILIPPINE NATIONAL BANK ....................            2,257,615
  3,440,264       PNC BANK CORP ...............................          129,439,933
    103,110       PROVIDENT BANKSHARES CORP ...................            4,021,290
  5,000,000       PT BANK DAGANG NASIONAL
                   INDONESIA (FR) .............................            5,076,000
    480,354       PUBLIC BANK BERHAD (FR) .....................            1,017,577
    250,600       RCSB FINANCIAL, INC .........................            7,267,400
    631,852       REGIONS FINANCIAL CORP ......................           32,658,850
    359,975       REPUBLIC BANCORP, INC .......................            4,184,709
    489,925       REPUBLIC NEW YORK CORP ......................           39,990,128
     51,800      oRIGGS NATIONAL CORP .........................              893,550
    446,160       ROYAL BANK OF CANADA ........................           15,656,444
    343,854       ROYAL BANK OF SCOTLAND PLC ..................            3,315,844
  5,770,300       SAKURA BANK LTD .............................           41,160,819
        850       SANWA BANK LTD ..............................               11,569
    158,000       SEVENTY-SEVEN (77) BANK LTD .................            1,293,111
  1,327,660       SHIZUOKA BANK LTD ...........................           14,068,482
  1,200,067       SIGNET BANKING CORP .........................           36,902,060
    794,000       SKANDINAVISKA ENSKILDA BANKEN
                   SERIES A ...................................            8,140,024
     88,000       SKANDINAVISKA ENSKILDA BANKEN
                   SERIES C FREE ..............................              844,172
    113,020       SOCIETE GENERALE S.A ........................           12,195,928
  1,105,848       SOUTHERN NATIONAL CORP ......................           40,086,990
    879,430       SOUTHTRUST CORP .............................           30,670,121
    278,320       SOVEREIGN BANCORP, INC ......................            3,652,950
    432,500       ST. PAUL BANCORP, INC .......................           12,704,687
     50,000       STADSHYPOTEK AB SERIES A ....................            1,369,363
      6,600       STANDARD BANK INVESTMENT CORP LTD ...........              259,625
  1,434,735       STANDARD CHARTERED PLC ......................           17,653,333
    134,300       STANDARD FEDERAL BANCORP ....................            7,638,312
     92,400       STAR BANC CORP ..............................            8,489,250
    702,900       STATE STREET BOSTON CORP ....................           45,337,050
  5,638,895       SUMITOMO BANK LTD ...........................           81,127,064
          1       SUMITOMO TRUST & BANKING CO LTD .............                    9
    839,321       SUMMIT BANCORP ..............................           36,720,293
  1,844,880       SUNTRUST BANKS, INC .........................           90,860,340
    174,200       SVENSKA HANDELSBANKEN SERIES A ..............            5,000,476
    209,500       SVENSKA HANDELSBANKEN SERIES B FREE .........            5,768,316
     97,081       SWISS BANK CORP (REGD) ......................           18,399,709
      3,730      oSWISS BANK CORP (REGD) WTS 6/30/00 ..........               10,277
     96,550       SYNOVUS FINANCIAL CORP ......................            3,101,668
  3,505,038       TOKAI BANK LTD ..............................           36,537,041
  1,127,617       U.S. BANCORP ................................           50,672,288
     33,800       U.S. TRUST CORP NEW .........................            2,670,200
     85,500       UNI BANKDANMARK AS (CLASS A) ................            4,420,736
     28,046       UNION BANK OF SWITZERLAND (BR) ..............           24,499,537
      4,545       UNION BANK OF SWITZERLAND (REGD) ............              797,101
    589,124       UNION PLANTERS CORP .........................           22,975,836
    406,890       UNITED OVERSEAS BANK LTD (FR) ...............            4,537,803
  2,000,000      oUNITED OVERSEAS BANK LTD (FR)
                   WTS 6/17/97 ................................            7,063,192
    288,000       UST CORP ....................................            5,940,000
  1,381,080       WACHOVIA CORP NEW ...........................           78,031,020
  1,271,853       WASHINGTON FEDERAL, INC .....................           33,704,104
  1,055,500       WASHINGTON MUTUAL, INC ......................           45,716,343
    862,681       WELLS FARGO & CO ............................          232,708,199
    100,000       WESTAMERICA BANCORP .........................            5,775,000
  5,077,409       WESTPAC BANKING CORP ........................           28,876,179
     75,100       WILMINGTON TRUST CORP .......................            2,966,450
    108,585       WING LUNG BANK LTD ..........................              736,999
    301,000       YAMAGUCHI BANK LTD ..........................            4,408,295
  1,693,342       YASUDA TRUST & BANKING CO LTD ...............            7,162,777
     83,800       ZIONS BANCORP ...............................            8,715,200
                                                                     ---------------
                                                                       7,283,517,069
                                                                     ---------------


                       See notes to financial statements.

     SHARES                                                                  VALUE
     ------                                                                  -----
                BEVERAGES--2.56%
  3,973,244       ANHEUSER BUSCH COS, INC .....................          158,929,760
    821,080       ARTHUR GUINESS & SONS PLC ...................            6,428,397
    170,400       ASAHI BREWERIES LTD .........................            1,761,595
  1,463,600       BASS LTD ....................................           20,563,247
      1,880      oBRAU UND BRUNNEN AG .........................              127,602
    430,700       BROWN FORMAN, INC (CLASS B) .................           19,704,525
     63,449       CARLSBERG BREWERIES AS (CLASS A) ............            4,280,913
     23,581       CARLSBERG BREWERIES AS (CLASS B) ............            1,591,013
    400,000       CARLSBERG BREWERIES MALAYSIA
                   BERHAD .....................................            2,961,788
      3,020      oCHO SUN BREWERY CO LTD ......................               76,812
     63,500       CHRISTIAN DIOR S.A ..........................           10,223,412
    277,600       COCA COLA BOTTLING CO CONSOLIDATED ..........           13,533,000
 21,379,898       COCA COLA CO ................................        1,125,117,132
    672,400       COCA COLA ENTERPRISES, INC ..................           32,611,400
    152,923       COCA-COLA AMATIL LTD ........................            1,633,727
     87,800       COMPANIA CERVECERIAS
                   UNIDAS S.A. ADR ............................            1,415,775
    194,400       COORS (ADOLPH) CO (CLASS B) .................            3,693,600
     52,000      oCOTT CORP ...................................              373,677
    100,000       DELTA CORP...................................              351,120
     46,700      oEL AGUILA S.A ...............................              223,675
    152,000       FOMENTO ECONOMICO
                   MEXICANO S.A. DE CV SERIES B ...............              521,343
  5,877,396       FOSTERS BREWING GROUP LTD ...................           11,904,459
    108,000       FRASER & NEAVE LTD ..........................            1,111,809
  1,898,353       GRAND METROPOLITAN PLC ......................           14,911,310
    237,500       GRUPO MODELO S.A. SERIES C ..................            1,378,784
  1,000,000       GUINESS ANCHOR BERHAD .......................            2,454,958
    106,053       HEINEKEN NV .................................           18,748,430
     76,666       HERMES INTERNATIONAL S.A ....................           21,235,476
    884,175       KIRIN BREWERY CO LTD ........................            8,683,571
  1,849,930       LION NATHAN LTD .............................            4,431,274
    148,001       LVMH MOET HENNESSY LOUIS VUITTON ............           41,250,549
     64,000       MOLSON CO LTD (CLASS A) .....................            1,003,866
      1,000       MOLSON CO LTD (CLASS B) .....................               15,503
 17,835,986       PEPSICO, INC ................................          521,702,590
     19,680       PERNOD-RICARD S.A ...........................            1,086,434
    143,500       SAPPORO BREWERIES LTD .......................            1,186,802
    238,857       SCOTTISH & NEWCASTLE PLC ....................            2,806,109
    222,400       SEAGRAMS CO LTD .............................            8,802,214
    241,400       SEAGRAMS CO LTD (U.S.) ......................            9,354,250
     92,002       SOUTH AFRICAN BREWERIES LTD .................            2,330,563
     51,000       VINA CONCHA Y TORO S.A. ADR .................            1,198,500
                                                                     ---------------
                                                                       2,081,720,964
                                                                     ---------------
                BROADCASTERS--0.73%
    130,600      oAMERICAN RADIO SYSTEMS CORP .................            3,558,850
        230     ~oANTENA 3 DE TELEVISION GDR ..................            6,012,016
    222,850      oASSOCIATED GROUP, INC (CLASS A) .............            6,852,637
    303,050      oASSOCIATED GROUP, INC (CLASS B) .............            9,015,737
     36,200       AUDIOFINA....................................            1,709,472
    178,800      oBELL CABLEMEDIA PLC ADR .....................            2,771,400
     88,400      oBHC COMMUNICATIONS, INC (CLASS A) ...........            8,961,550
    700,000       BRITISH SKY BROADCASTING GROUP PLC ..........            6,253,090
     60,390       CANAL PLUS S.A ..............................           13,312,093
    232,750       CARLTON COMMUNICATIONS PLC ..................            2,049,279
    453,400      oCLEAR CHANNEL COMMUNICATIONS, INC ...........           16,379,075
    707,800       COMCAST CORP (CLASS A) ......................           12,474,975
  2,021,835       COMCAST CORP (CLASS A) SPL ..................           36,013,935
     36,338      oDATA BROADCASTING CORP ......................              254,366
    212,250      oEVERGREEN MEDIA CORP (CLASS A) ..............            5,306,250
    581,005       GAYLORD ENTERTAINMENT CO ....................           13,290,489
    213,000      oGENERAL CABLE PLC ADR .......................            3,514,500
     82,000      oGRUPO TELEVISA S.A. DE CV (PT CERT) .........            1,052,087
    615,900       HARTE-HANKS COMMUNICATIONS, INC .............           17,091,225
    683,414      oHERITAGE MEDIA CORP (CLASS A) NEW ...........            7,688,407
    788,400      oINFINITY BROADCASTING CORP (CLASS A) ........           26,509,950
    214,700      oJACOR COMMUNICATIONS, INC
                   WTS 9/18/01 ................................              429,400
    120,000      oKATZ MEDIA GROUP, INC .......................            1,350,000
    291,700      oKING WORLD PRODUCTIONS, INC .................           10,756,437
  1,312,699      oLIBERTY MEDIA GROUP (CLASS A) ...............           37,493,965
    254,469      oLIN TELEVISION CORP .........................           10,751,315
  1,875,454      oMEDIASET S.P.A ..............................            8,638,341
     31,700      oNASIONALE PERS BEPERK SERIES N ..............              293,110
        500       NIPPON TELEVISION NETWORK CORP ..............              150,762
     32,000       NRJ S.A .....................................            4,050,163
    271,700      oROGERS COMMUNICATIONS, INC
                  (CLASS B) ...................................            2,002,020
    550,000       SCOTTISH TELEVISION PLC .....................            6,334,376
    524,565       SCRIPPS (E.W.) CO (CLASS A) .................           18,359,775
    148,800       TCA CABLE TV, INC ...........................            4,482,600
    578,749      oTCI SATELLITE ENTERTAINMENT (CLASS A) .......            5,715,146
     47,800      oTELE METROPOLE, INC (CLASS B) ...............              624,220
  6,047,497      oTELE-COMMUNICATIONS, INC
                   (CLASS A) NEW...............................           78,995,429
    170,000       TELEVISION BROADCASTS LTD ...................              679,118
     71,870       TELEVISION FRANCAISE (TFI) ..................            6,856,871
  1,147,350       TOKYO BROADCASTING SYSTEMS, INC .............           17,495,423
    342,400       UNITED TELEVISION, INC ......................           29,489,200
    469,487      oVIACOM, INC (CLASS A) .......................           16,197,301
  3,630,848      oVIACOM, INC (CLASS B) .......................          126,625,824
    246,144      oVIACOM, INC (CLASS B) WTS 7/07/97 ...........                7,692
    147,686      oVIACOM, INC (CLASS B) WTS 7/07/99 ...........              369,215
    221,800      oWESTWOOD ONE, INC ...........................            3,687,425
                                                                     ---------------
                                                                         591,906,511
                                                                     ---------------

                       See notes to financial statements.

     SHARES                                                                  VALUE
     ------                                                                  -----
                 BUSINESS SERVICES--1.42%
    554,215      oACCUSTAFF, INC ..............................          $11,707,791
    575,479      oACNEILSEN CORP ..............................            8,704,119
      2,544      oADECCO S.A ..................................              642,508
     17,644       ADECCO S.A. (BR) ............................            4,414,944
    236,100       ADECCO S.A. ADR .............................            7,363,368
    470,330       ADVO, INC ...................................            6,584,620
 16,150,000       AEGIS GROUP PLC .............................           16,858,871
    136,200      oAFFILIATED COMPUTER
                   SERVICES, INC (CLASS A).....................            4,051,950
     19,655       AGENCE HAVAS S.A ............................            1,376,167
     90,900      oALLIANCE SEMICONDUCTOR CORP .................              647,662
    525,100      oALLWASTE, INC ...............................            2,691,137
    122,000      oALTERNATIVE RESOURCES CORP ..................            2,119,750
    692,600      oAMERICA ONLINE, INC .........................           23,028,950
    514,430       AMERICAN BUSINESS PRODUCTS, INC..............           12,925,053
    474,775      oAPOLLO GROUP, INC (CLASS A) .................           15,875,289
     78,800      oASPEN TECHNOLOGY, INC .......................            6,323,700
    315,100       AUTODESK, INC ...............................            8,822,800
     45,455       B.I.S. S.A ..................................            4,660,210
    299,100       BANTA CORP ..................................            6,841,912
    739,300       BLOCK (H&R), INC ............................           21,439,700
    790,500      oBOSTON LIFE SCIENCES, INC ...................              543,468
    126,100      oCABLEVISION SYSTEMS CORP (CLASS A) ..........            3,861,812
    585,000      oCALGENE, INC ................................            2,925,000
    360,300      oCATALINA MARKETING CORP .....................           19,861,537
    508,400      oCHECKPOINT SYSTEMS, INC .....................           12,582,900
    114,778       CHUBB SECURITY PLC ..........................              641,309
     99,300      oCIBER, INC ..................................            2,979,000
    326,900       CINTAS CORP .................................           19,205,375
  1,723,739       COGNIZANT CORP ..............................           56,883,387
    123,300      oCOMPUTER HORIZONS CORP ......................            4,747,050
    681,500      oCOMPUTERVISION CORP .........................            6,303,875
    155,950      oCORESTAFF, INC ..............................            3,694,065
    395,800      oCORPORATE EXPRESS, INC ......................           11,651,362
    625,400      oCORRECTIONS CORP OF AMERICA .................           19,152,875
    286,000      oCREDENCE SYSTEMS CORP .......................            5,755,750
    161,300       CROSS (A.T.) CO (CLASS A) ...................            1,875,112
    788,500       DELUXE CORP .................................           25,823,375
     27,000      oDEVRY, INC ..................................              634,500
    102,100      oDIALOGIC CORP ...............................            3,216,150
    436,475       DIEBOLD, INC ................................           27,443,365
    217,200      oDOUBLETREE CORP .............................            9,774,000
    173,961       ELECTROCOMPONENTS PLC .......................            1,375,371
     13,300      oENCAD, INC ..................................              548,625
    438,550       ENNIS BUSINESS FORMS, INC ...................            4,933,687
     28,000       ESSELTE AB SERIES B FREE ....................              619,215
    345,800       FIRST INDUSTRIAL REALTY TRUST, INC ..........           10,503,675
      8,400       FLUGHAFEN WIEN AG ...........................              427,767
    488,800      oFORE SYSTEMS, INC ...........................           16,069,300
    261,300      oFRANKLIN QUEST CO ...........................            5,487,300
     57,900      oFRITZ COS, INC ..............................              738,225
    184,000      oGATEWAY 2000, INC ...........................            9,855,500
    622,040       GETRONICS NV ................................           16,865,360
     41,523       GUILBERT S.A ................................            8,106,837
    124,200       HARLAND (JOHN H.) CO ........................            4,098,600
     34,000      oHCIA, INC ...................................            1,173,000
    258,500       HENDERSON INVESTMENT LTD ....................              309,129
    169,400       HUNT MANUFACTURING CO .......................            3,070,375
    259,900      oINFORMATION RESOURCES, INC ..................            3,638,600
    103,300      oINSO CORP ...................................            4,106,175
    234,300      oINTERIM SERVICES, INC .......................            8,317,650
  1,165,600       INTERPUBLIC GROUP OF COS, INC ...............           55,366,000
     10,800       INTERNATIONAL SERVICE
                   SYSTEM AS SERIES B..........................              283,781
     66,200      oITRON, INC ..................................            1,175,050
     80,000      oKCI KONESCRANES INTERNATIONAL ...............            2,516,817
    379,193       KELLY SERVICES, INC (CLASS A) ...............           10,238,211
     90,000       KOKUSAI KOGYO CO ............................              922,666
    213,400       LIBERTY PROPERTY TRUST CO ...................            5,495,050
    304,300       MACNEAL-SCHWENDLER CORP .....................            2,396,362
    221,600      oMAIL BOXES ETC ..............................            4,986,000
    907,300       MANPOWER, INC ...............................           29,487,250
    332,350      oMCAFEE ASSOCIATES, INC ......................           14,623,400
     45,000      oMERCURY INTERACTIVE CORP ....................              585,000
    501,200      oMERISEL, INC ................................              830,112
    228,100      oMICRO WAREHOUSE, INC ........................            2,680,175
  1,307,880       MISYS PLC ...................................           24,989,224
    125,908       MOORE CORP LTD ..............................            2,608,729
     39,654       MOORE CORP LTD (U.S.) .......................              807,950
    118,200      oNASHUA CORP .................................            1,418,400
     52,470      oNATIONAL AUTO CREDIT, INC ...................              629,640
    367,700      oNATIONAL EDUCATION CORP .....................            5,607,425
    444,849       NATIONAL SERVICE INDUSTRIES, INC ............           16,626,231
     93,800       NEW ENGLAND BUSINESS SERVICES, INC ..........            2,016,700
     63,600       NIPPON KANZAI CO LTD ........................            1,643,742
    254,800      oNU KOTE HOLDING, INC (CLASS A) ..............            2,611,700
  1,283,398      oOFFICE DEPOT, INC ...........................           22,780,314
        500      oOIS OPTICAL IMAGING SYSTEMS, INC ............                  781
    574,394       OLSTEN CORP .................................            8,687,709
    828,400       OMNICOM GROUP, INC ..........................           37,899,300
     86,600      oOPTICAL DATA SYSTEMS, INC ...................            1,039,200
    578,318       PAYCHEX, INC ................................           29,747,232
    332,400       PHH CORP ....................................           14,293,200
    523,700       PITTSTON BRINKS GROUP CO ....................           14,139,900
    170,000      oPRICER AB SERIES B ..........................            4,182,783
    415,380       PROSEGUR COMPANIA DE SEGURIDAD S.A ..........            3,832,129
    344,771      oPURE ATRIA CORP .............................            8,533,082
    212,900      oQUARTERDECK CORP ............................              878,212
    109,600      oREMEDY CORP .................................            5,891,000
  3,742,400       REUTERS HOLDINGS PLC ........................           48,128,833
    544,600      oROBERT HALF INTERNATIONAL, INC ..............           18,720,625
    436,350       ROLLINS, INC ................................            8,727,000
     85,000       SAP AG ......................................           11,555,055
     28,000       SCRIBONA AB SERIES B FREE ...................              313,708
    133,727       SECOM CO LTD ................................            8,075,927
    159,000       SECURITAS AB SERIES B FREE ..................            4,622,371
    473,950       SENSORMATIC ELECTRONICS CORP ................            7,938,662
  1,556,500       SERVICE CORP INTERNATIONAL ..................           43,582,000
     26,057       SLIGOS S.A ..................................            3,408,238
      2,698       SOCIETE GENERAL DE SURVEILLANCE (BR) ........            6,610,385
      1,282       SOPHUS BERENDSEN AS (CLASS A) ...............              165,169
     55,165       SOPHUS BERENDSEN AS (CLASS B) ...............            7,088,616
    217,200       STANDARD REGISTER, INC ......................            7,059,000
    515,000      oSUNGARD DATA SYSTEMS, INC ...................           20,342,500
     48,350      oSYLVAN LEARNING SYSTEMS, INC ................            1,377,975
     96,400      oTHERMOLASE CORP .............................            1,518,300
     68,800       TOKYO DOME CORP .............................            1,197,278
    122,300       TOKYO TOKEIBA CO LTD ........................              395,105
     70,000       TOTAL SYSTEM SERVICES, INC ..................            1,881,250
    253,500      oTRACOR, INC .................................            5,386,875
    294,800       TRUE NORTH COMMUNICATIONS, INC ..............            6,448,750
    319,900      oTSENG LABORATORIES, INC .....................              999,687
    352,200       UNIFIRST CORP ...............................            7,484,250
    254,700      oUNION CORP ..................................            5,826,262
     36,248      oUNITED STATIONERS, INC ......................              706,836
    140,300       VALSPAR CORP ................................            7,944,487
    228,800      oVERIFONE, INC ...............................            6,749,600
    278,100      oVOLT INFORMATION SCIENCES, INC ..............           12,166,875
     90,400       WACKENHUT CORP SERIES A .....................            1,559,400
    348,206       WACKENHUT CORP SERIES B .....................            5,310,141
     71,000      oWACKENHUT CORRECTIONS CORP ..................            1,420,000
    171,100       WALLACE COMPUTER SERVICES, INC ..............            5,902,950
     68,000      oWIND RIVER SYSTEMS, INC .....................            3,221,500
     39,800      oWONDERWARE CORP .............................              353,847
  7,000,000       WPP GROUP PLC ................................          30,426,914
                                                                     ---------------
                                                                       1,153,946,987
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                  CHEMICALS--MAJOR--2.08%
     56,900       AECI LTD ....................................      $       316,279
     31,000       AGA AB SERIES A FREE ........................              467,634
     43,500       AGA AB SERIES B FREE ........................              649,825
    940,100       AIR PRODUCTS & CHEMICALS, INC ...............           64,984,412
    119,017       AKZO NOBEL NV ...............................           16,237,735
    142,700       ARCADIAN CORP ...............................            3,781,550
     93,500       ARCO CHEMICAL CO ............................            4,581,500
  1,216,600       BASF AG .....................................           46,797,761
  1,261,950       BAYER AG ....................................           51,424,593
  1,320,232       BOC GROUP PLC ...............................           19,735,099
    314,900      oCHEMFIRST, INC (W/I) ........................            7,282,062
    159,000       COURTAULDS PLC ..............................            1,070,700
     21,771       DEGUSSA AG ..................................            9,839,399
  2,347,000       DOW CHEMICAL CO .............................          183,946,125
  4,608,461       DU PONT (E.I.) DE NEMOURS & CO ..............          434,923,506
     12,000       DU PONT CANADA, INC (CLASS A) ...............              279,711
     11,000       DYNO INDUSTRIER AS ..........................              279,073
    935,948       EASTMAN CHEMICAL CO .........................           51,711,127
    126,962       ENGLISH CHINA CLAYS PLC .....................              418,244
     65,600     xoERCROS S.A ..................................               40,346
    445,700       GOODRICH (B.F.) CO ..........................           18,050,850
    724,700       HERCULES, INC ...............................           31,343,275
    217,000       HOECHST AG ..................................           10,236,776
    706,000       ICI AUSTRALIA LTD ...........................            7,654,589
    295,342       IMPERIAL CHEMICAL INDUSTRY PLC ..............            3,884,143
     28,760      ~L'AIR LIQUIDE S.A. (REGD) ...................            4,480,953
    637,377       LILLY INDUSTRIES, INC (CLASS A) .............           11,632,130
    231,777       MISSISSIPPI CHEMICAL CORP ...................            5,562,648
  4,466,433       MITSUBISHI CHEMICAL CORP ....................           14,429,370
  2,299,500       MITSUBISHI GAS CHEMICAL CO, INC .............            8,260,850
    395,667       MITSUI TOATSU CHEMICALS, INC ................            1,203,260
  4,796,400       MONSANTO CO .................................          186,460,050
  8,808,000      oMONTEDISON S.P.A ............................            5,992,716
    343,000       NIPPON OIL & FATS CO LTD ....................            1,483,382
    103,600       NIPPON SHOKUBAI KAGAK KOGYO CO LTD ..........              767,562
    102,500      oOAK TECHNOLOGY, INC .........................            1,153,125
    460,800       OLIN CORP ...................................           17,337,600
  3,230,400       PPG INDUSTRIES, INC .........................          181,306,200
  3,058,180       PRAXAIR, INC ................................          141,058,552
     96,300      oQUINTILES TRANSNATIONAL CORP ................            6,379,875
    200,000       RHODIA-STER S.A. GDR ........................              562,500
    130,743       RHONE-POULENC S.A. (CLASS A) ................            4,448,801
    424,100       ROHM & HAAS CO ..............................           34,617,162
    187,984       SASOL LTD ...................................            2,230,484
  3,636,000      oSHOWA DENKO K.K .............................            8,332,221
     20,000      oSK KAKEN CO LTD .............................              399,736
     13,045       SOLVAY ET CIE S.A ...........................            7,977,511
  2,470,160       SUMITOMO CHEMICAL CO LTD ....................            9,767,716
        420       TOSHIBA CHEMICAL CORP .......................                2,243
    395,000       UBE INDUSTRIES LTD ..........................            1,116,159
      1,000       UCB S.A .....................................            2,603,561
  1,115,880       UNION CARBIDE CORP ..........................           45,611,595
 299,000,00       WHITE MARTINS S.A ...........................              431,623
 69,134,000       YIZHENZ CHEMICAL FIBER CO (CLASS H) .........           16,803,029
     25,000       ZENECA GROUP PLC ADR ........................            2,100,000
                                                                     ---------------
                                                                       1,694,448,928
                                                                     ---------------
                 CHEMICALS--SPECIALTY--1.16%
     65,325      oAGRIUM INC ..................................              891,206
    916,100      oAIRGAS, INC .................................           20,154,200
    337,390       ALBEMARLE CORP ..............................            6,115,193
    207,000       ARONKASEI CO LTD ............................            1,587,141
  2,146,404       ASAHI CHEMICAL INDUSTRY CO LTD ..............           12,130,273
    161,400       BETZDEARBORN, INC ...........................            9,441,900
    163,200       CALGON CARBON CORP ..........................            1,999,200
    273,000       CAMBREX CORP ................................            8,940,750
    219,600       CHEMED CORP .................................            8,015,400
    315,121       COMMERCIAL METALS CO ........................            9,493,020
    351,800       CROMPTON & KNOWLES CORP .....................            6,772,150
    468,057      oCYTEC INDUSTRIES, INC .......................           19,014,815
    293,000       DAICEL CHEMICAL INDUSTRIES LTD ..............            1,370,637
  1,293,380       DAINIPPON INK & CHEMICAL, INC ...............            4,780,119
    202,000       DENKI KAGKU KOGYO ...........................              495,965
    170,000       DEXTER CORP .................................            5,418,750
    120,360      oECOGEN, INC .................................              300,900
    466,300       ECOLAB, INC .................................           17,544,537
  1,068,855       ENGELHARD CORP ..............................           20,441,851
    931,500       ETHYL CORP ..................................            8,965,687
    190,750       FERRO CORP ..................................            5,412,531
    232,900       FOSTER WHEELER CORP .........................            8,646,412
    112,515       FULLER (H.B.) CO ............................            5,288,205
    220,500       GEON CO .....................................            4,327,312
    377,300       GEORGIA GULF CORP ...........................           10,139,937
    837,300       GRACE (W.R.) & CO ...........................           43,330,275
    654,700       GREAT LAKES CHEMICAL CORP ...................           30,607,225
    250,346       ICN PHARMACEUTICALS, INC NEW ................            4,913,040
  1,960,420       IMC GLOBAL, INC .............................           76,701,432
     89,900      oINTERNATIONAL SPECIALTY
                   PRODUCTS, INC ..............................            1,101,275
    211,000       KANEKA CORP .................................            1,077,934
  1,156,000       KANSAI PAINT CO LTD .........................            5,178,648
     55,000      oKEMIRA OY ...................................              692,124
    110,000       KONISHI CO LTD ..............................            2,492,319
    364,300       KUREHA CHEMICAL INDUSTRY CO LTD .............            1,453,099
    366,090       LAWTER INTERNATIONAL, INC ...................            4,621,886
    120,237       LEARONAL, INC ...............................            2,765,451
    172,900       LOCTITE CORP ................................           10,525,287
    397,700       LUBRIZOL CORP ...............................           12,328,700
    346,000       LYONDELL PETROCHEMICAL CO ...................            7,612,000
  4,114,950      +MALLINCKRODT, INC ...........................          181,572,168
     76,450      oMCWHORTER TECHNOLOGIES, INC .................            1,748,793
    162,000      oMETHANEX CORP ...............................            1,471,437
  2,250,000      oMORGAN CRUCIBLE CO PLC ......................           16,749,348
  1,867,100       MORTON INTERNATIONAL, INC ...................           76,084,325
    562,400      oMYCOGEN CORP ................................           12,091,600
    479,800       NALCO CHEMICAL CORP .........................           17,332,775
     21,100       NCH CORP ....................................            1,271,275
      2,377       NORIT NV ....................................               32,155
    254,200       NOVA CORP ...................................            2,253,249
    330,000       NOVA CORP (U.S.) ............................            2,887,500
    111,900       PENWEST LTD .................................            1,958,250
    117,800       PETROLITE CORP ..............................            5,654,400
     46,000       POTASH CORP OF SASKATCHEWAN, INC ............            3,916,391
    400,000       POTASH CORP OF SASKATCHEWAN, INC (U.S.) .....           34,000,000
    522,500       RAYCHEM CORP ................................           41,865,312
    240,000       RIKEN VINYL INDUSTRY CO .....................            1,701,634
    586,906       RPM, INC ....................................            9,977,402
    303,177       SCHULMAN (A.), INC ..........................            7,427,836
    433,200      oSEALED AIR CORP .............................           18,031,950
    836,920       SEKISUI CHEMICAL CO LTD .....................            8,435,776
    327,663       SHIN-ETSU CHEMICAL CO LTD ...................            5,956,143
    341,900       SIGMA ALDRICH CORP ..........................           21,347,381
    315,000      oSKW TROSTBERG AG ............................            8,545,939
    266,400       THIOKOL CORP ................................           11,921,400
    352,000      oTOSOH CORP ..................................            1,203,894
    306,995       TREDEGAR INDUSTRIES, INC ....................           12,318,174
    123,300       WD-40 CO ....................................            6,290,227
    260,100       WELLMAN, INC ................................            4,454,212
    456,200       WITCO CORP ..................................           13,914,100
    380,052       ZERO CORP ...................................            7,601,040
                                                                     ---------------
                                                                         943,104,872
                                                                     ---------------

                       See notes to financial statements.

     SHARES                                                                  VALUE
     ------                                                                  -----
               COMMUNICATION EQUIPMENT &
                 SERVICES--2.79%
    788,873      o360 COMMUNICATIONS CO .......................         $ 18,242,688
  3,418,279      o3COM CORP ...................................          250,816,221
    108,550      oACC CORP ....................................            3,283,637
      5,000      oAIPHONE CO LTD ..............................               99,072
  7,528,815      oAIRTOUCH COMMUNICATIONS, INC ................          190,102,578
     88,536      oALLEGRO NEW MEDIA, INC ......................              343,077
    162,500       ALLGON AB SERIES B FREE .....................            3,914,951
     13,125     ~oAMERICAN SATELLITE NETWORK
                   WTS 6/30/99.................................                    0
    447,900      oAMTECH CORP .................................            2,960,341
    557,412      oANDREW CORP .................................           29,577,674
    123,100      oANTEC CORP ..................................            1,107,900
     73,800      oAPAC TELESERVICES, INC ......................            2,832,075
    248,700      oARCH COMMUNICATIONS GROUP, INC ..............            2,331,562
  1,430,100      oASCEND COMMUNICATIONS, INC ..................           88,844,962
    187,600      oAVID TECHNOLOGIES, INC ......................            1,946,350
    254,650      oAYDIN CORP ..................................            2,387,343
    715,993      oBRINKER INTERNATIONAL, INC ..................           11,455,888
     54,500      oBROADBAND TECHNOLOGIES, INC .................              803,875
    250,600      oCABLE DESIGN TECHNOLOGIES CO ................            7,799,925
  1,101,700      oCABLETRON SYSTEMS, INC ......................           36,631,525
    300,800      oCALIFORNIA MICROWAVE, INC ...................            4,474,400
    647,800      oCASCADE COMMUNICATIONS CORP .................           35,709,975
    825,200       CELLNET DATA SYSTEMS, INC ...................           12,068,550
     39,000      oCELLSTAR CORP ...............................              702,000
     44,201      oCELLULAR COMMUNICATIONS
                  INTERNATIONAL, INC...........................            1,281,829
    604,300       CENTURY TELEPHONE ENTERPRISES, INC ..........           18,657,762
     22,100      oCHYRON CORP .................................               63,537
     53,400      oCIDCO, INC ..................................              934,500
  7,224,300      oCISCO SYSTEMS, INC ..........................          459,646,087
    200,000      oCOLT TELECOM GROUP PLC ADR ..................            3,850,000
    283,600      oCOMPRESSION LABORATORIES, INC ...............            1,081,225
    324,400       COMSAT CORP SERIES 1 ........................            7,988,350
  1,794,964       CORNING, INC ................................           83,017,085
    334,200      oDIGI INTERNATIONAL, INC .....................            3,174,900
    227,600      oDIGITAL MICROWAVE CORP ......................            6,344,350
  1,003,888      oDSC COMMUNICATIONS CORP .....................           17,944,498
    415,300      oDSP COMMUNICATIONS, INC .....................            8,046,437
    219,700      oDYNATECH CORP ...............................            9,721,725
  1,843,350       ERICSSON TELEFON (LM) AB SERIES B ...........           56,963,599
    430,000      oERICSSON TELEFON (LM) AB SERIES B ADR........           12,980,625
    319,200      oGENERAL DATACOMM INDUSTRIES, INC ............            3,351,600
    811,800      oGEOTEK COMMUNICATIONS, INC ..................            5,784,075
    489,875       HARRIS CORP .................................           33,617,671
      9,600      oHIGHWAYMASTER COMMUNICATIONS, INC ...........              174,000
    104,000      oICG COMMUNICATIONS, INC .....................            1,833,000
     96,900      oINTERDIGITAL COMMUNICATIONS CORP ............              557,175
     61,200      oINTERMEDIA COMMUNICATIONS, INC ..............            1,575,900
    469,622      oINTERNATIONAL CABLETEL, INC .................           11,857,955
     72,000      oJACOR COMMUNICATIONS, INC ...................            1,971,000
    144,200       KOREA MOBILE
                   TELECOMMUNICATIONS CORP ADR.................            1,856,575
        580      oKOREA MOBILE
                   TELECOMMUNICATIONS CORP.....................              312,879
    848,000      oLCI INTERNATIONAL, INC ......................           18,232,000
     41,600      oLG INFORMATION & COMMUNICATIONS .............            2,657,491
      4,201      oLG INFORMATION & COMMUNICATIONS NEW .........              297,690
    820,800      oLORAL SPACE & COMMUNICATIONS LTD ............           15,082,200
  5,041,218       LUCENT TECHNOLOGIES, INC ....................          233,156,332
    250,000       FILMES LUSOMUNDO (NON-VTG) ..................            2,280,114
    375,600      oMACROMEDIA, INC .............................            6,760,800
     52,900      oMASTEC, INC .................................            2,803,700
  3,341,711      oMFS COMMUNICATIONS CO, INC ..................          182,123,249
    110,724      oMILLICOM INTERNATIONAL CELLULAR S.A .........            3,557,008
    488,800      oMITEL CORP ..................................            3,055,000
     63,750       NERA AS .....................................            2,755,500
      9,500      oNETCOM ON-LINE
                   COMMUNICATION SERVICE, INC .................              123,500
    195,800      oNETWORK EQUIPMENT
                  TECHNOLOGIES, INC............................            3,230,700
    406,800      oNEW WORLD COMMUNICATIONS
                   GROUP, INC..................................           10,271,700
    207,800      oNEWBRIDGE NETWORKS CORP .....................            5,889,711
    288,000       NOKIA AB SERIES K ...........................           16,621,407
    119,700       NORTHERN
                   TELECOMMUNICATIONS LTD .....................            7,440,312
    217,409       NORTHERN
                   TELECOMMUNICATIONS LTD (U.S.)...............           13,452,181
  2,744,400      oNOVELL, INC .................................           25,986,037
    538,120      oOCTEL COMMUNICATIONS CORP ...................            9,417,100
  1,025,000      oOMNIPOINT CORP ..............................           19,731,250
    393,900      oOY NOKIA AB SERIES A ........................           22,818,701
    172,700      oP-COM, INC ..................................            5,116,237
    819,400      oPAGING NETWORK, INC .........................           12,495,850
    535,800      oPAIRGAIN TECHNOLOGIES, INC ..................           16,308,412
    601,200      oPANAMSAT CORP ...............................           16,833,600
     73,312      oPHARMACEUTICAL PRODUCT
                   DEVELOPMENT, INC............................            1,851,128
    275,500      oPICTURETEL CORP NEW .........................            7,163,000
    254,600      oPMT SERVICES, INC ...........................            4,455,500
      4,000      oPREMIERE TECHNOLOGIES, INC ..................              100,000
    238,800      oPREMISYS COMMUNICATIONS, INC ................            8,059,500
    336,300      oQUALCOMM, INC ...............................           13,409,962
     25,100      oRENAISSANCE COMMUNICATIONS CORP .............              897,325
     31,191      SAMSUNG ELECTRONICS CO .......................            1,678,902
     15,962      oSAMSUNG ELECTRONICS CO NEW ..................              819,524
    850,400       SCIENTIFIC-ATLANTA, INC .....................           12,756,000
     89,000       SIRTI S.P.A .................................              538,770
    196,600      oSITEL CORP ..................................            2,776,975
    533,900      oTECH DATA CORP ..............................           14,615,512
    123,500      oTEL-SAVE HOLDINGS, INC ......................            3,581,500
    244,500      oTELCO SYSTEMS, INC ..........................            4,645,500
     84,300      oTELE-COMMUNICATIONS
                   INTERNATIONAL (CLASS A) ....................            1,116,975
  1,373,100      oTELLABS, INC ................................           51,662,887
    237,000      oVANGUARD CELLULAR SYSTEMS, INC ..............            3,732,750
    750,300      oVIATEL, INC .................................            6,752,700
     86,600      oWESTELL TECHNOLOGIES, INC (CLASS A) .........            1,980,975
    278,400      oWINSTAR COMMUNICATIONS, INC .................            5,846,400
                                                                     ---------------
                                                                       2,269,964,475
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----

              COMPUTER SERVICE--3.08%
     37,800      o3DO CO ......................................       $      181,912
    380,900      oACXIOM CORP .................................            9,141,600
  1,133,900      oADAPTEC, INC ................................           45,356,000
    970,700      oADC TELECOMMUNICATIONS, INC .................           30,213,037
    623,644       ADOBE SYSTEMS, INC ..........................           23,308,694
    664,125      oAMERICAN MANAGEMENT SYSTEMS, INC ............           16,271,062
    238,000      oAMERICAN SOFTWARE, INC (CLASS A) ............            1,517,250
    171,500      oAUSPEX SYSTEMS, INC .........................            1,993,687
  2,734,700       AUTOMATIC DATA PROCESSING, INC ..............          117,250,262
     81,900      oAVANT CORP ..................................            2,600,325
     200,000      oBAAN CO NV ..................................           7,029,720
    137,900      oBANYAN SYSTEMS, INC .........................              620,550
  1,749,438      oBAY NETWORKS, INC ...........................           36,519,518
    203,600      oBBN CORP ....................................            4,581,000
     55,400      oBDM INTERNATIONAL, INC ......................            3,005,450
    234,400      oBISYS GROUP, INC ............................            8,687,450
    863,600      oBMC SOFTWARE, INC ...........................           35,731,450
    322,837      oBORLAND INTERNATIONAL, INC ..................            1,755,426
    137,000      oBOSTON TECHNOLOGY, INC ......................            3,938,750
    178,500      oBRODERBUND SOFTWARE, INC ....................            5,310,375
    297,800      oC-CUBE MICROSYSTEMS, INC ....................           10,999,987
    751,137      oCADENCE DESIGN SYSTEMS, INC .................           29,857,695
    233,800      oCAMBRIDGE TECHNOLOGY PARTNERS, INC ..........            7,846,912
     76,300      oCDW COMPUTER CENTERS, INC ...................            4,525,543
    760,126      oCERIDIAN CORP ...............................           30,785,103
    249,000      oCHECKFREE CORP ..............................            4,264,125
    166,000      oCITRIX SYSTEMS, INC .........................            6,484,375
     76,200      oCLARIFY, INC ................................            3,657,600
    925,800      oCOMPUSA, INC ................................           19,094,625
  4,065,137      COMPUTER ASSOCIATES
                  INTERNATIONAL, INC ..........................          202,240,565
    637,634      oCOMPUTER SCIENCES CORP ......................           52,365,692
     40,000      oCOMPUTRON SOFTWARE, INC .....................               60,000
    369,000      oCOMPUWARE CORP ..............................           18,496,125
     58,000       CSK CORP ....................................            1,518,996
    124,100      oCYRIX CORP ..................................            2,202,775
     50,000      oDASSAULT SYSTEMS S.A ........................            2,301,491
     13,700      oDOCUMENTUM, INC .............................              462,375
    287,400      oDST SYSTEMS, INC ............................            9,017,175
    354,000      oELECTRONIC ARTS, INC ........................           10,597,875
  3,215,744       ELECTRONIC DATA SYSTEMS CORP ................          139,080,928
  2,112,500      oEMC CORP ....................................           69,976,562
    172,000      oEMPLOYEE SOLUTIONS, INC .....................            3,526,000
    184,600      oEXABYTE CORP ................................            2,469,025
  2,705,368       FIRST DATA CORP .............................           98,745,932
    456,075      oFISERV, INC .................................           16,760,756
    139,900      oFORTE SOFTWARE, INC .........................            4,581,725
    201,000      oFRONTEC AB SERIES B .........................            3,473,643
    133,500      oFTP SOFTWARE, INC ...........................              801,000
     35,488      oGROUP AXIME S.A .............................            4,095,712
    213,000      oGT INTERACTIVE SOFTWARE CORP ................            1,517,625
    960,728       HBO & CO ....................................           57,043,225
    158,900      oHMT TECHNOLOGY CORP .........................            2,385,983
    186,200      oHNC SOFTWARE ................................            5,818,750
     26,000      oHYPERION SOFTWARE CORP ......................              552,500
    443,610      oIMATION CORP ................................           12,476,531
      3,000       INES CORP ...................................               43,678
  1,568,400      oINFORMIX CORP ...............................           31,956,150
     16,175      oINTEGRATED SYSTEMS
                   CONSULTING GROUP ...........................              222,406
    152,900      oINTEGRATED SYSTEMS, INC .....................            3,975,400
    213,165      oINTERGRAPH CORP .............................            2,184,941
        500      oINTERSOLV, INC ..............................                4,625
    285,300      oINTUIT, INC .................................            8,986,950
     96,100      oJTS CORP ....................................              318,331
  1,402,200      oLEARNING CO, INC ............................           20,156,625
    101,800      oLEGATO SYSTEMS, INC .........................            3,321,225
    350,000      oLOXLEY PUBLIC CO LTD (FR) ...................            2,306,968
    284,100      oMARCAM CORP .................................            3,693,300
    282,600      oMEDIC COMPUTER SYSTEMS, INC .................           11,392,312
    515,000      oMENTOR GRAPHICS CORP ........................            5,021,250
    282,650      oMICROCHIP TECHNOLOGY, INC ...................           14,379,818
    195,300      oMICRON ELECTRONICS, INC .....................            3,796,143
  6,823,300      oMICROSOFT CORP ..............................          563,775,162
        200       MIROKO JYOHO SERVICE CO LTD .................                3,635
    238,950       NATIONAL COMPUTER SYSTEMS, INC ..............            6,093,225
    270,242       NATIONAL DATA CORP ..........................           11,755,527
    384,600      oNETMANAGE, INC ..............................            2,307,600
    250,500      oNETSCAPE COMMUNICATIONS CORP ................           14,247,187
     11,600      oNETWORK APPLIANCE INC .......................              590,150
    598,700      oNETWORK GENERAL CORP ........................           18,110,675
     57,000       NIDEC CORP ..................................            1,939,667
        167       NTT DATA COMMUNICATIONS
                   SYSTEM CORP ................................            4,877,209
    106,000      oOBJECTIVE SYSTEMS INTEGRATORS, INC ..........            2,530,750
  5,080,825      oORACLE CORP .................................          212,124,443
  1,340,600      oPARAMETRIC TECHNOLOGY CORP ..................           68,873,325
    489,400      oPEOPLESOFT, INC .............................           23,460,612
    191,400      oPHYSICIAN COMPUTER NETWORK, INC .............            1,626,900
     91,400      oPIXAR, INC ..................................            1,188,200
    606,400      oPLATINUM TECHNOLOGY, INC ....................            8,262,200
    111,400      oPOLICY MANAGEMENT SYSTEMS CORP ..............            5,138,325
    130,400      oPROGRESS SOFTWARE CORP ......................            2,608,000
     97,600      oPSINET, INC .................................            1,061,400
    174,100      oQLOGIC CORP .................................            4,483,075
    432,500      oRATIONAL SOFTWARE CORP ......................           17,110,781
    387,800      oREAD RITE CORP ..............................            9,791,950
  1,073,300       REYNOLDS & REYNOLDS CO (CLASS A) ............           27,905,800
    220,900      oSAFEGUARD SCIENTIFICS, INC ..................            7,013,575
     33,500      oSCOPUS TECHNOLOGY, INC ......................            1,557,750
    285,700      oSECURITY DYNAMICS TECHNOLOGIES, INC .........            8,999,550
    555,300       SEI CORP ....................................           12,355,425
    198,700       SHARED MEDICAL SYSTEMS CORP .................            9,785,975
    248,400      oSHIVA CORP ..................................            8,662,950
    169,800      oSILICONWARE PRECISION
                   INDUSTRIES GDR .............................            1,884,780
    427,633      oSTERLING COMMERCE, INC ......................           15,074,063
    309,334      oSTERLING SOFTWARE, INC ......................            9,782,687
    368,000      oSTRUCTURAL DYNAMICS RESEARCH CORP ...........            7,360,000
    452,700      oSYBASE, INC .................................            7,554,431
    520,200      oSYMANTEC CORP ...............................            7,542,900
    280,000      oSYNOPSYS, INC ...............................           12,950,000
    365,862       SYSTEM SOFTWARE ASSOCIATES, INC .............            3,887,283
    230,700      oSYSTEMS & COMPUTER
                   TECHNOLOGY CORP ............................            3,691,200
    157,500      oSYSTEMSOFT CORP .............................            2,342,812
    201,600      oTECHNOLOGY SOLUTIONS CO .....................            8,366,400
    203,600       TELXON CORP .................................            2,494,100
    114,600       TKC CORP ....................................            2,715,017
    226,300      oTRANSACTION SYSTEM ARCHITECTURE .............            7,524,475
    184,100      oVANSTAR CORP ................................            4,510,450
    119,400      oVANTIVE CORP ................................            3,731,250
  7,000,000      oVENTURE MANUFACTURING
                   (SINGAPORE) LTD ............................           17,414,915
    137,650      oVERITAS SOFTWARE CORP .......................            6,848,087
    169,700      oVIASOFT INC .................................            8,018,325
     53,500      oVIDEOSERVER, INC ............................            2,273,750
     89,500      oVISIO CORP ..................................            4,430,250
     14,800      oYAHOO INC ...................................              251,600
     57,400      oZEBRA TECHNOLOGY CORP .......................            1,341,725
                                                                     ---------------
                                                                       2,507,090,094
                                                                     ---------------

                       See notes to financial statements.

     SHARES                                                                  VALUE
     ------                                                                  -----
                 CONGLOMERATES--2.40%
      2,700       ACKERMANS & VAN HAAREN ......................       $      474,307
     19,340      oAGIV AG .....................................              279,853
    901,600       ALCO STANDARD CORP ..........................           46,545,100
    435,000       ALEXANDER & BALDWIN, INC ....................           10,875,000
  5,002,404       ALLIED SIGNAL, INC ..........................          335,161,068
    435,708       AMERICAN FINANCIAL GROUP, INC ...............           16,447,977
     19,136       ANGLO AMERICAN INDUSTRIAL CORP ..............              693,435
     20,600       ANGLOVAAL HOLDINGS LTD ......................              612,163
     98,000       ANGLOVAAL INDUSTRIES LTD ....................              443,120
    289,900      oANIXTER INTERNATIONAL, INC ..................            4,674,637
      3,160      oARTEMIS S.A .................................               77,795
     62,700       BARLOW LTD ..................................              556,289
         30      oBERKSHIRE HATHAWAY, INC (CLASS A) ...........            1,023,000
     42,000      oBLYTH INDUSTRIES, INC .......................            1,916,250
    641,800       BRADY (W.H.) CO (CLASS A) ...................           15,804,325
    109,500       BRASCAN LTD (CLASS A) .......................            2,436,527
  9,219,198       BRIERLEY INVESTMENTS LTD ....................            8,533,713
  5,293,437       BRIERLEY INVESTMENTS LTD
                   (AUSTRALIA) ................................            4,919,355
  9,544,760       BTR PLC .....................................           46,388,411
     53,553      oBTR PLC WTS 11/30/97 ........................               30,701
     42,115      oBTR PLC WTS 11/26/98 ........................                4,684
     38,400       CALI REALTY CORP ............................            1,185,600
    836,148       CHARTER PLC .................................           10,595,815
  2,168,900      oCOLTEC INDUSTRIES, INC ......................           40,937,987
    755,337      oCONCORD EFS, INC ............................           21,338,270
    361,000      oCOPYTELE, INC ...............................            1,782,437
      5,000       CORPORACION FINANCIERE ALBA S.A. ............              504,332
    395,866       CRANE CO ....................................           11,480,114
     33,900       CURTISS WRIGHT CORP .........................            1,707,712
    105,000       DE BEERS CENTENARY AG. (UNITS) ..............            3,008,011
     61,000       oDESC SOCIEDAD DE FOMENTO
                   INDUSTRIAL S.A. DE CV SERIES B .............              333,207
      1,729      oDESC S.A. DE CV SERIES C ....................                9,433
      8,800      oEST ASIATIQUE ...............................              190,950
     70,000      oFABER GROUP BERHAD ..........................               66,521
     85,000       GENCOR LTD ..................................              308,925
    759,100       GENTING INTERNATIONAL PLC ...................            1,821,840
     46,174       GEVAERT PHOTO-PRODUCTION NV .................            3,198,029
     42,360       GRANDE HOLDINGS LTD .........................               15,607
     32,435       GROUPE BRUXELLES LAMBERT S.A ................            4,171,269
        385       GROUPE BRUXELLES LAMBERT S.A
                   NPV (VVPR) STRIP ...........................                   96
      1,155      oGROUPE BRUXELLES LAMBERT S.A.
                   NPV (VVPR) WTS 12/20/98 ....................               11,272
    317,000      oGRUPO CARSO S.A. DE CV SERIES A .............            1,679,236
    197,551       GRUPO INDUSTRIAL ALFA S.A. SERIES A .........              921,004
  4,373,463       HANSON PLC ..................................            6,099,710
    342,620      oHANSON PLC WTS 9/30/97 ......................                2,931
    310,783       HARRISON & CROSSFIELD PLC ...................              710,010
 13,500,500       HUTCHINSON WHAMPOA LTD ......................          106,031,327
     10,000       IFIL FINANZIARIA DI PARTECIPAZIONI ..........               30,366
    110,000      oINDUSTRIAS PENOLES S.A ......................              389,864
  1,150,236       ITT INDUSTRIES, INC .........................           28,180,782
  2,197,500       JARDINE MATHESON HOLDINGS LTD ...............           14,503,500
     11,300       JOHNNIES INDUSTRIAL CORP LTD ................              123,206
    319,414       JOHNSON CONTROLS, INC .......................           26,471,435
  1,030,000       KEPPEL CORP .................................            8,026,159
     20,414       LAGARDERE S.C.A .............................              559,158
     20,000      oLAGARDERE S.C.A. WTS 6/30/97 ................               20,389
    168,000       LAND & GENERAL BERHAD .......................              402,454
     31,500       LION LAND BERHAD ............................               32,553
    488,288      oLITTON INDUSTRIES, INC ......................           23,254,716
    659,800       LOEWS CORP ..................................           62,186,150
    313,754       LONRHO PLC ..................................              668,474
  7,922,000      oLUKS INDUSTRIAL CO LTD ......................              778,370
    540,000       MALAYAN UNITED INDUSTRIES BERHAD ............              401,979
    700,000       MALAYSIA MINING CORP BERHAD .................              809,344
     94,183       MALBAK LTD ..................................              412,773
    864,990       MARK IV INDUSTRIES, INC .....................           19,570,398
      8,927       MELCO INTERNATIONAL
                   DEVELOPMENT LTD ............................                3,116
    391,300      oMETROMEDIA INTERNATIONAL
                   GROUP, INC .................................            3,864,087
     30,519      oMILLENNIUM CHEMICAL, INC ....................              541,712
  4,545,600       MINNESOTA MINING &
                   MANUFACTURING CO ...........................          376,716,600
    307,000       MULTI-PURPOSE HOLDINGS BERHAD ...............              595,644
    307,000     ~oMULTI-PURPOSE HOLDINGS BERHAD RTS ...........                1,215
    116,418       MURRAY & ROBERTS HOLDINGS LTD ...............              261,333
      3,000       NOMA INDUSTRIES LTD (CLASS A) ...............                7,704
  2,678,812       PACIFIC DUNLOP LTD ..........................            6,808,897
    499,511       NOBLEZA-PICCARDO SDAD INDUSTRIAL
                   COMERCIAL Y FINANCIERA .....................            3,512,264
    129,800       POWER CORP OF CANADA ........................            2,604,143
     71,448       PREMIER GROUP HOLDINGS LTD ..................               93,176
    123,700       QUEBECOR, INC (CLASS B) .....................            2,066,629
  1,552,000      oROCKWELL INTERNATIONAL CORP NEW .............           94,478,000
    116,800       SCHULLER CORP ...............................            1,241,000
  1,151,400       SIME DARBY BERHAD ...........................            4,536,299
    106,000      oSOCIEDAD COMERCIAL DEL PLATA S.A ............              271,414
 32,360,000      +SOUTH CHINA HOLDINGS LTD ....................            8,199,788
 52,046,000      +SOUTH CHINA INDUSTRIES LTD ..................            7,401,472
  1,035,802       SOUTHCORP HOLDINGS LTD ......................            3,290,950
    289,600       STANDEX INTERNATIONAL CORP ..................            8,941,400
      2,640       SUPERFOS AS .................................              333,417
  4,876,000       SWIRE PACIFIC LTD (CLASS A) .................           46,490,453
    565,200       TEXTRON, INC ................................           53,270,100
     25,099       TONGAAT HULETT GROUP LTD ....................              304,514
     20,000       TRENWICK GROUP, INC .........................              925,000
  1,385,200       TRW, INC ....................................           68,567,400
  2,897,700       TYCO INTERNATIONAL LTD ......................          153,215,887
    369,313      oU.S. INDUSTRIES, INC ........................           12,695,133
  1,080,000       UNITED INDUSTRIAL CORP ......................              911,066
     27,000      oUNITED INDUSTRIAL CORP WTS 7/05/99 ..........                7,624
  1,991,200       UNITED TECHNOLOGIES CORP ....................          131,419,200
    915,100       VIAD CORP ...................................           15,099,150
  1,156,346       WHITMAN CORP ................................           26,451,414
    241,600       WILLIAMS HOLDINGS PLC .......................            1,420,201
  2,460,000       YTL CORP BERHAD .............................           13,247,271
                                                                     ---------------
                                                                       1,952,626,098
                                                                     ---------------
                CONSTRUCTION--MATERIALS &
                  BUILDERS--1.05%
    600,000       ACP INDUSTRIES BERHAD .......................            3,777,467
     13,934       ADELAIDE BRIGHTON HOLDINGS LTD ..............               18,925
      2,978       AKER AS SERIES B ............................               60,162
      9,900       ALPHA LTD NPV ...............................              161,913
     90,000       AMEC PLC ....................................              142,465
    530,550      oAOKI CONSTRUCTION CO LTD ....................            1,101,535
     72,700       APASCO S.A ..................................              498,706
    208,700       ARMSTRONG WORLD INDUSTRIES, INC .............           14,504,650
     20,000      oASANO SLATE CO LTD ..........................               51,862
    192,700      oATKINSON (G.F.) CO OF CALIFORNIA ............            2,023,350
    153,400      oAVATAR HOLDINGS, INC ........................            4,908,800
     99,750       BARRATT DEVELOPMENTS LTD ....................              431,022
     16,600       BILFINGER & BERGER AG .......................              608,591
    307,034       BLUE CIRCLE INDUSTRIES PLC ..................            1,865,266
  3,453,628       BORAL LTD ...................................            9,820,715
      5,619       BOUYGUES S.A ................................              581,484
    209,500       BPB PLC .....................................            1,374,914
     60,100       BUTLER MANUFACTURING CO .....................            2,434,050
    386,300       CALMAT CO ...................................            7,243,125
    123,228       CAMAS PLC ...................................              153,942

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                CONSTRUCTION--MATERIALS &
                  BUILDERS--(CONTINUED)
  5,008,416       CARADON PLC .................................      $    20,484,456
    211,900       CARLISLE COS, INC ...........................           12,819,950
    149,028      oCASTLE & COOKE, INC .........................            2,365,819
     34,000       CBR NV ......................................            3,088,069
    281,700      oCDI CORP ....................................            7,993,237
     23,916      oCEMENTERA ARGENTINA S.A .....................              117,211
    208,062       CEMEX S.A. (CLASS A) (REGD) .................              745,346
     41,750       CEMEX S.A. (CLASS B) ........................              164,412
    159,120       CEMEX S.A. DE CV-CPO ........................              573,052
    340,400       CENTEX CORP .................................           12,807,550
  1,063,500      oCHAMPION ENTERPRISES, INC ...................           20,738,250
    783,000       CHICHIBU ONODA CEMENT CORP ..................            3,325,553
    149,000       CHIYODA CORP ................................              964,009
    100,000      oCIMENTOS DE PORTUGAL ........................            2,150,005
  1,137,197       CLAYTON HOMES, INC ..........................           15,352,159
      1,698       COLAS S.A ...................................              244,960
     17,900       COMMERCIAL NET LEASE REALTY, INC ............              284,162
      9,928      oCOSTAIN GROUP PLC ...........................                7,815
    148,410       CRH PLC .....................................            1,532,733
         82       CRISTALERIA ESPANOLA S.A ....................                6,430
  2,536,250       CSR LTD .....................................            8,863,990
    110,000       CTI ENGINEERING CO LTD ......................            2,321,742
    470,082       DAITO TRUST CONSTRUCTION CO LTD .............            5,224,185
  1,090,000       DAIWA HOUSE INDUSTRY CO LTD .................           13,991,621
        738      oDLW AG ......................................               44,775
  2,799,900      oDMCI HOLDINGS, INC ..........................            1,836,445
    500,000      oDOMINION BRIDGE CORP ........................            1,156,250
     26,586       DRAGADOS Y CONSTRUCCIONES S.A ...............              408,786
    210,236      oDRAVO CORP ..................................            2,969,583
    152,400      oEAGLE HARDWARE & GARDEN, INC ................            3,162,300
     40,000      oEMPRESAS ICA SOCIEDAD
                   CONTROLADORA S.A. ..........................              588,924
    243,000       FASTENAL CO .................................           11,117,250
    350,500       FLEETWOOD ENTERPRISES, INC ..................            9,638,750
  2,985,025       FLETCHER CHALLENGE LTD
                   (BUILDING DIVISION) ........................            9,175,101
    214,500       FLORIDA ROCK INDUSTRIES, INC ................            7,024,875
     33,962       FOMENTO DE CONSTRUCCIONES Y
                   CONTRATAS S.A ..............................            3,159,308
        360       FORBO HOLDINGS AG. (REGD) ...................              144,772
  1,756,300       FUJITA CORP .................................            5,038,464
    390,100      oGENLYTE GROUP, INC ..........................            4,876,250
    182,100       GILBERT ASSOCIATES, INC (CLASS A) ...........            2,503,875
      2,388       GLAVERBEL S.A ...............................              277,034
         58      oGLAVERBEL NPV STRIP (VVPR) ..................                    5
    212,100       GRANITE CONSTRUCTION, INC ...................            4,029,900
    298,000      oHASEKO CORP .................................              795,853
  1,379,600       HAZAMA-GUMI LTD .............................            3,815,166
     15,700       HEIDELBERGER ZEMENT AG ......................            1,268,346
    103,430       HEPWORTH PLC ................................              448,694
     32,200       HOCHTIEF AG .................................            1,274,543
      1,300       HOLDERBANK FINANCIERE
                   GLARUS AG. (BR) ............................              186,848
      3,881       HOLDERBANK FINANCIERE
                   GLARUS AG. (REGD) ..........................            2,763,060
      1,244       HOLLANDSCHE BETON GROEP NV ..................              257,386
     61,100      oHORTON (D.R.), INC ..........................              664,462
    101,000       HUME INDUSTRIES BERHAD ......................              635,873
    154,210      oHYUNDIA ENGINEERING &
                   CONSTRUCTIONS CO ...........................            3,575,636
      8,978     oHYUNDAI ENGINEERING &
                   CONSTRUCTIONS NEW ..........................              197,550
     37,231       IMETAL S.A ..................................            5,485,676
    325,000      oIMPREGILO S.P.A .............................              252,343
    211,853       INAX CORP ...................................            1,565,947
     65,000       ITALCEMENTI S.P.A ...........................              363,545
     40,000       ITALCEMENTI S.P.A. (S/S) ....................               97,778
    129,200      oJACOBS ENGINEERING GROUP, INC ...............            3,052,350
    411,699       JAMES HARDIE INDUSTRIES LTD .................            1,294,969
     91,700       JANNOCK LTD .................................            1,297,861
    194,000       JAPAN FOUNDATION ENGINEERING CO .............            2,523,678
     13,800       JDN REALTY CORP .............................              381,225
    191,970       JGC CONSTRUCTION CORP .......................            1,437,170
    117,700       JUSTIN INDUSTRIES, INC ......................            1,353,550
  1,418,756       KAJIMA CORP .................................           10,120,298
    120,797       KANDENKO CO LTD .............................            1,144,732
  1,206,605       KAUFMAN & BROAD HOME CORP ...................           15,535,039
  4,000,000       KEDAH CEMENT HOLDINGS BERHAD ................            7,919,220
    395,862       KINDEN CORP .................................            5,013,216
     26,000       KOMATSU CONSTRUCTION CO LTD .................              118,938
  2,020,279       KUMAGAI GUMI CO LTD .........................            4,995,149
    124,000       KUMAGAI GUMI (HONG KONG) LTD ................              144,278
     24,800      oKUMAGAI GUMI (HONG KONG) LTD
                   WTS 6/30/98 ................................               10,580
     20,000      oKYUNDENKO CO LTD ............................              206,760
    280,153       LAFARGE CORP ................................            5,638,079
     30,768       LAFARGE S.A. (BR) ...........................            1,842,362
      5,060       LAFARGE S.A. (SPANISH CERTS) ................              295,649
     45,218       LAING (JOHN) (CLASS A) ......................              216,281
     77,500       LAPEYRE S.A .................................            4,442,369
      9,768       LEIGHTON HOLDINGS LTD .......................               41,897
    590,200       LENNAR CORP .................................           16,082,950
    525,000       MAEDA CORP ..................................            3,876,103
     86,000       MAEDA ROAD CONSTRUCTION CO LTD ..............              992,792
    750,000       MALAYAN CEMENT BERHAD .......................            1,722,430
     22,200       MANUFACTURED HOME
                   COMMUNITIES, INC ...........................              516,150
    140,749       MARLEY PLC ..................................              304,692
  1,044,807       MARTIN MARIETTA MATERIALS, INC ..............           24,291,762
  1,175,300       MASCO CORP ..................................           42,310,800
      1,000       MATSUO BRIDGE CO LTD ........................                4,479
     27,000       MCALPINE (ALFRED) PLC .......................               58,911
    579,792       MEDUSA CORP .................................           19,930,350
     54,824       MEYER INTERNATIONAL PLC .....................              339,160
    118,650      oMILLER INDUSTRIES, INC ......................            2,373,000
    576,484       MISAWA HOMES CO LTD .........................            4,022,791
  3,201,136      oNEW WORLD INFRASTRUCTURE LTD ................            9,352,993
    288,000       NIHON CEMENT CO LTD .........................            1,466,341
        300       NIPPON HODO CO LTD ..........................                3,463
    568,000       NISHIMATSU CONSTRUCTION CO LTD ..............            4,942,253
    582,900       OAKWOOD HOMES CORP ..........................           13,333,837
  1,071,320       OBAYASHI CORP ...............................            7,217,407
        875       OCP CONSTRUCCIONES S.A ......................               24,789
    101,280       OHKI CONSTRUCTION CO LTD ....................              393,509
     98,000       OKAMATO INDUSTRIES, INC .....................              463,504
    821,740       OKUMURA CORP ................................            4,983,820
        500       ORIENTAL CONSTRUCTION CO ....................                6,418
    496,700       OWENS CORNING CO ............................           21,171,837
    135,000       PENTA OCEAN CONSTRUCTION CO LTD .............              600,120
    558,333      oPILECON ENGINEERING BERHAD
                   WTS 7/06/99 ................................              207,813
    401,160       PILKINGTON PLC ..............................            1,074,380
  2,188,600       PIONEER INTERNATIONAL LTD ...................            6,519,018
     62,700       PITTWAY CORP ................................            3,268,237
    256,519       PITTWAY CORP (CLASS A) ......................           13,723,766
    342,900       PLY-GEM INDUSTRIES, INC .....................            4,243,387
     18,088       PORTLAND VALDERRIVAS S.A ....................            1,215,389
  2,762,000       PT SEMEN CIBINONG (FR) ......................            7,214,413
  1,880,000       PT SEMEN GRESIK (FR) ........................            6,043,824

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                CONSTRUCTION--MATERIALS &
                  BUILDERS--(CONTINUED)
    395,848       PULTE CORP ..................................      $    12,172,326
    223,121       REDLAND PLC .................................            1,399,395
     95,200       REPUBLIC GROUP, INC .........................            1,487,500
    853,250       RMC GROUP PLC ...............................           14,565,163
    244,696       RUGBY GROUP PLC .............................              397,810
    331,000       RYLAND GROUP, INC ...........................            4,551,250
    349,550       SANKYO ALUMINIUM INDUSTRY CO LTD ............            1,373,186
    152,000       SANWA SHUTTER CORP ..........................            1,132,700
     36,900       EUROC INDUSTRIA AB SERIES A .................            1,351,056
    141,785       SCHNEIDER S.A ...............................            6,542,703
  1,589,850       SEKISUI HOUSE LTD ...........................           16,161,938
    190,000       SEMAPA SOC INV E GESTAO - SGPS ..............            3,408,255
    473,200       SHERWIN-WILLIAMS CO .........................           26,499,200
  1,750,000       SHIMIZU CORP ................................           13,040,956
     59,000      oSHOKUSEN JUTAKO SOGO ........................              132,662
    565,560       SIMON DEBARTOLO GROUP, INC ..................           17,532,360
    172,200       SKANSKA AB SERIES B FREE ....................            7,603,746
    154,800       SKYLINE CORP ................................            3,831,300
    151,000      oSOLA INTERNATIONAL, INC .....................            5,738,000
    135,836       ST. GOBAIN S.A ..............................           19,178,191
     71,300       STARRETT (L.S.) CO (CLASS A) ................            2,023,137
     34,000       STARRETT (L.S.) CO (CLASS B) ................              964,750
    131,200       STONE & WEBSTER, INC ........................            4,132,800
        900      oSTRABAG BAU AG ..............................               57,231
     70,495       SUMITOMO FORESTRY CO LTD ....................              856,313
    862,000       SUMITOMO OSAKA CEMENT CO LTD ................            2,844,207
    942,000       SUNGEI WAY HOLDINGS BERHAD ..................            2,797,464
     94,200      oSUNGEI WAY HOLDINGS BERHAD RTS ..............              111,898
     34,000       SUZUNUI INDUSTRY CO LTD .....................              143,525
  2,107,000       TAISEI CORP .................................           10,891,083
        750       TAKASHIMA & CO LTD ..........................                2,998
    385,977       TARMAC PLC ..................................              647,311
  9,151,750       TAYLOR WOODROW PLC ..........................           24,118,540
    124,794       TEXAS INDUSTRIES, INC .......................            6,317,696
    265,500       TIME ENGINEERING BERHAD .....................              491,997
     76,000       TOA CORP ....................................              396,772
     86,000       TOMOE ENGINEERING CO LTD ....................            1,044,654
    439,000       TOSTEM CORP .................................           12,102,352
    445,790       TOTO LTD ....................................            5,069,434
     72,000       TOYO ENGINEERING CO .........................              321,305
     54,000       TOYO EXTERIOR CORP ..........................              800,161
    310,000      oUNICEM S.P.A ................................            2,019,402
     12,450       UNILAND CEMENTERA S.A .......................              497,721
    266,100       UNITED ENGINEERING BERHAD ...................            2,402,327
    200,000       URALITA S.A .................................            1,560,664
    181,800      oUSG CORP ....................................            6,158,475
    306,500       VULCAN MATERIALS CO .........................           18,658,187
    589,900       WEBB (DELAWARE) CORP ........................            9,659,612
      2,340       WIENERBERGER BAUSTOFF AG ....................              453,341
     81,100       WILSON (CONNOLLY) HOLDINGS PLC ..............              229,691
    146,000       WIMPEY (GEORGE) LTD .........................              316,060
    227,035       WOLSELEY PLC ................................            1,794,985
                                                                     ---------------
                                                                         850,039,341
                                                                     ---------------
                 CONTAINERS--0.13%
    212,204      oALLTRISTA CORP ..............................            5,464,253
  2,015,994      oASIAN TERMINALS, INC ........................              364,107
    397,953       BALL CORP ...................................           10,346,778
     97,300       CCL INDUSTRIES, INC (CLASS B) ...............            1,064,784
    216,600       CLARCOR, INC ................................            4,792,275
    884,583       CROWN CORK & SEAL CO, INC ...................           48,099,200
     35,000       FP CORP .....................................              919,651
    275,400      oGAYLORD CONTAINER CO ........................            1,686,825
    870,000      oOWENS ILLINOIS, INC .........................           19,792,500
    440,500      oPLM AB ......................................            7,612,636
    200,000       SHIBUYA KOGYO ...............................            2,291,590
    175,000       SPARTECH CORP ...............................            1,946,875
    187,300       WEST CO, INC ................................            5,291,225
                                                                     ---------------
                                                                         109,672,699
                                                                     ---------------
                 COSMETICS--0.58%
     19,500       ALBERTO CULVER CO (CLASS A) .................              804,375
    211,200       ALBERTO CULVER CO (CLASS B) .................           10,137,600
  1,461,632       AVON PRODUCTS, INC ..........................           83,495,728
     83,600       BEIERSDORF AG ...............................            4,128,193
    284,300       CARTER WALLACE, INC .........................            4,442,187
     82,500       CARTER WALLACE, INC (CLASS B) ...............            1,289,062
     33,402       CLARINS S.A .................................            4,889,380
  3,914,738       GILLETTE CO .................................          304,370,879
    631,300       INTERNATIONAL FLAVORS &
                   FRAGRANCES, INC ............................           28,408,500
    166,900      oJAN BELL MARKETING, INC .....................              344,231
     19,600       LAUDER (ESTEE) CO (CLASS A) .................              997,150
     27,698       LOREAL S.A ..................................           10,410,454
    245,900       OPTICAL COATING LABORATORIES, INC ...........            2,643,425
    556,334       SHISEIDO & CO LTD ...........................            6,422,375
      3,098     ~oWINDMERE CORP WTS 1/19/98 ...................               16,651
    487,400       WINDMERE-DURABLE HOLDING, INC ...............            6,275,275
                                                                     ---------------
                                                                         469,075,465
                                                                     ---------------
                ELECTRICAL EQUIPMENT--3.78%
    882,723       ABB AB SERIES A .............................           99,545,660
    400,700       ABB AB SERIES B .............................           45,304,757
     74,866       ABB ASEA BROWN BOVERI LTD (BR) ..............           92,829,882
      4,391       ABB ASEA BROWN BOVERI LTD (REGD) ............            1,059,491
     50,000      oADVANCED LIGHTING TECHNOLOGIES, INC .........            1,212,500
    100,910       ADVANTEST CORP ..............................            4,720,514
    108,640       ALCATEL ALSTHOM CIE GEN .....................            8,709,920
     29,000       ALVIS PLC ...................................               66,749
    108,000       AMCOL HOLDINGS LTD ..........................              202,287
    822,200      oAMERICAN POWER CONVERSION CORP ..............           22,404,950
    379,400       AMETEK, INC .................................            8,441,650
    285,000       ANRITSU CORP ................................            3,069,093
    341,400       BELDEN, INC .................................           12,631,800
    174,135       BICC LTD ....................................              825,452
      1,327       CATENA CORP .................................                9,763
    213,000       CMK CORP ....................................            2,752,492
    425,000       DAIWA INDUSTRIES LTD ........................            3,364,803
     65,674       DELTA PLC ...................................              429,883
  1,273,600       DURACELL INTERNATIONAL, INC .................           88,992,800
  1,679,085       EMERSON ELECTRIC CO .........................          162,451,473
        330       FUJITSU BUSINESS SYSTEMS LTD ................                7,192
     83,000       FUJITSU DENSO ...............................            2,903,082
  2,736,424       FUJITSU LTD .................................           25,460,236
 17,496,122       GENERAL ELECTRIC CO .........................        1,729,929,062
  7,515,994       GENERAL ELECTRIC CO (UNITED KINGDOM) ........           49,133,300
  2,549,300      +GENERAL SIGNAL CORP .........................          108,982,575
    313,800       GRAINGER (W.W.), INC ........................           25,182,450
        900       HITACHI ELECTRONICS LTD .....................                7,714
  4,013,491       HITACHI LTD .................................           37,342,322
    193,000       HITACHI MAXELL LTD ..........................            4,256,499
  1,013,800       HONEYWELL, INC ..............................           66,657,350
    443,876       HUBBELL, INC (CLASS B) ......................           19,197,637
    411,500       JUNO LIGHTING, INC ..........................            6,584,000
     32,500       KODENSHA CO LTD .............................              274,387
    156,666       LEADER UNIVERSAL HOLDINGS BERHAD ............              328,778
     95,000       MABUCHI MOTOR CO LTD ........................            4,771,417
     15,000       MARUWA CERAMIC CO LTD .......................              285,587
    125,000       MIRAI INDUSTRY CO LTD .......................            3,392,156
  4,007,000       MITSUBISHI ELECTRIC CORP ....................           23,819,010
  2,083,301       NIPPON ELECTRIC CORP (N.E.C.) ...............           25,126,693
    220,000       NITTO ELECTRIC WORKS ........................            3,714,788
      2,000       NKT HOLDINGS AS .............................              118,666
  3,399,702       PHILIPS ELECTRONICS NV ......................          137,576,216
     94,397       REUNERT LTD .................................              312,806
    100,000      oSANSO ELECTRIC CO LTD .......................            1,688,540
    800,010       SIEMENS AG ..................................           37,635,916
    859,500       SUMITOMO ELECTRIC INDUSTRIES CO .............           11,995,439
    957,233       THOMAS & BETTS CORP .........................           42,477,214
    328,430       TOKYO ELECTRON CO LTD .......................           10,044,456
  6,322,800       WESTINGHOUSE ELECTRIC CORP ..................          125,665,650
    330,000       YAMATAKE HONEYWELL CO LTD ...................            5,316,316
    796,000       YOKOGAWA ELECTRIC CORP ......................            6,857,540
                                                                     ---------------
                                                                       3,076,070,913
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                ELECTRICAL EQUIPMENT--
                  COMPONENTS DIVERSIFIED--3.15%
 16,526,400      +ACMA LTD ....................................        $  35,680,364
  2,129,600      oACMA LTD WTS 7/24/01 ........................            1,362,589
    836,350      oADVANCED MICRO DEVICES, INC .................           21,536,012
    391,100      oALTERA CORP .................................           28,428,081
    230,701       AMERICAN ANNUITY GROUP, INC .................            3,258,651
     70,000      oAMERICAN SUPERCONDUCTOR CORP ................              743,750
  1,595,182       AMP, INC ....................................           61,215,109
    308,300      oAMPHENOL CORP (CLASS A) .....................            6,859,675
  1,259,000      oANALOG DEVICES, INC .........................           42,648,625
    420,282      oARROW ELECTRONICS, INC ......................           22,485,087
     88,000       ASTEC LTD ...................................              237,186
  1,041,500      oATMEL CORP ..................................           34,499,687
    218,700       AVNET, INC ..................................           12,739,275
     20,000       AVX CORP ....................................              430,000
    271,575       BALDOR ELECTRIC CO ..........................            6,687,534
     11,876       BARCO INDUSTRIES NV .........................            2,048,863
    308,686      oBELL INDUSTRIES, INC ........................            6,598,163
     76,367       BOWTHORPE HOLDINGS PLC ......................              590,704
    274,800      oBURR BROWN CORP .............................            7,144,800
    269,900       CAE, INC ....................................            2,037,983
    335,900      oCHIPS & TECHNOLOGIES, INC ...................            6,130,175
    444,800      oCIRRUS LOGIC, INC ...........................            6,894,400
    127,000      oCOMPUCOM SYSTEMS, INC .......................            1,365,250
     48,300      oCOMPUTER PRODUCTS, INC ......................              941,850
    151,400      oCOMVERSE TECHNOLOGY, INC ....................            5,724,812
    290,400       CORE INDUSTRIES, INC ........................            4,791,600
     63,000      oCOREL CORP ..................................              464,215
     78,996       CTS CORP ....................................            3,377,079
    130,000       CUBIC CORP ..................................            3,006,250
     95,394      oCYBERGUARD CORP .............................            1,156,652
    516,100      oCYPRESS SEMICONDUCTOR CORP ..................            7,289,912
    319,400       DALLAS SEMICONDUCTOR CORP ...................            7,346,200
    192,360      oDII GROUP, INC ..............................            4,472,370
    117,500      oELECTRO SCIENTIFIC INDUSTRIES, INC ..........            3,055,000
    206,894       ESCO ELECTRONICS CORP
                   (TRUST RECEIPTS) ...........................            2,068,940
    183,000      oESS TECHNOLOGY ..............................            5,146,875
    100,500      oETEC SYSTEMS, INC ...........................            3,844,125
    269,500      oEXAR CORP ...................................            4,177,250
    296,600       FISHER SCIENTIFIC INTERNATIONAL, INC ........           13,977,275
  1,322,200      oGENERAL INSTRUMENT CORP NEW .................           28,592,575
     42,000       GEWISS S.P.A ................................              552,720
     78,400      oHADCO CORP ..................................            3,841,600
     55,000       HELIX TECHNOLOGY CORP .......................            1,595,000
     33,511       HIROSE ELECTRIC CO LTD ......................            1,937,158
    203,631       HOYA CORP ...................................            7,981,978
     30,400      oHUTCHINSON TECHNOLOGY, INC ..................            2,310,400
  5,734,000       INNOVATIVE INTERNATIONAL
                   HOLDINGS LTD ...............................            2,409,234
    586,200      oINTEGRATED DEVICE TECHNOLOGY, INC ...........            7,986,975
  8,025,400       INTEL CORP ..................................        1,050,825,812
    298,000      oINTERNATIONAL RECTIFIER CORP ................            4,544,500
      1,000      oJABIL CIRCUIT, INC ..........................               40,000
    140,000       JOHNSON ELECTRIC HOLDINGS LTD ...............              387,328
    115,000      oKATSURAGAWA ELECTRIC CO .....................              812,394
     90,000       KDK CORP ....................................              582,287
    482,900      oKEMET CORP ..................................           11,227,425
    525,200      oKENT ELECTRONICS CORP .......................           13,523,900
        300       KEYENCE CORP ................................               36,958
    333,156       KYOCERA CORP ................................           20,722,403
    171,200      oLAM RESEARCH CORP ...........................            4,815,000
    325,750      oLATTICE SEMICONDUCTOR CORP ..................           14,984,500
     76,500       LEGRAND S.A .................................           13,007,996
    784,600       LINEAR TECHNOLOGY CO ........................           34,424,325
    465,800       LOGICON, INC ................................           17,001,700
    925,500      oLSI LOGIC CORP ..............................           24,757,125
    299,400      oMAGNETEK, INC ...............................            3,854,775
     40,400      oMARSHALL INDUSTRIES, INC ....................            1,237,250
    232,000       MATSUSHITA-KOTOBUKI
                   ELECTRONICS INDUSTRIES .....................            6,036,013
  1,399,100      oMAXIM INTEGRATED PRODUCTS ...................           60,511,075
    174,700      oMEMC ELECTRONIC MATERIALS, INC ..............            3,930,750
    300,450       METHODE ELECTRONICS, INC (CLASS A) ..........            6,084,112
  1,324,000       MICRON TECHNOLOGY, INC ......................           38,561,500
  1,533,000       MINEBEA CO LTD ..............................           12,784,177
    224,197       MOLEX, INC ..................................            8,771,707
    266,210       MOLEX, INC (CLASS A) ........................            9,483,731
  4,768,600       MOTOROLA, INC ...............................          292,672,825
     60,900      oMRV COMMUNICATIONS, INC .....................            1,324,575
    315,500       MURATA MANUFACTURING CO LTD .................           10,464,425
  1,079,250      oNATIONAL SEMICONDUCTOR CORP .................           26,306,718
    676,000       NGK SPARK PLUG CO LTD .......................            7,396,149
        950       NIHON DEMPA KOGYO CO LTD ....................               15,386
     70,000       NITTO DENKO CORP ............................            1,025,185
     89,300      oOAK INDUSTRIES, INC NEW .....................            2,053,900
    523,944       OMRON CORP ..................................            9,840,035
     22,200       OXFORD INSTRUMENTS GROUP PLC ................              159,561
    270,400       PACIFIC SCIENTIFIC CO .......................            3,042,000
     36,000       PIONEER-STANDARD ELECTRONICS, INC ...........              472,500
    114,228       RACAL ELECTRONICS PLC .......................              503,356
    140,000      oROGERS CORP .................................            3,797,500
    325,100       ROHM CO .....................................           21,285,597
    660,700      oS3, INC .....................................           10,736,375
     70,000       SAES GETTERS S.P.A ..........................            1,082,410
     60,000      oSAES GETTERS S.P.A. ADR .....................              727,500
     54,350      oSAMSUNG DISPLAY DEVICES CO ..................            3,105,499
    196,000      oSANMINA CORP ................................           11,074,000
    108,500       SGL CARBON AG ...............................           13,658,422
    179,016      oSGS-THOMSON MICROELECTRONICS NV .............           12,637,309
    382,700      oSIERRA SEMICONDUCTOR CORP ...................            5,740,500
     76,000      oSTANDARD MICROSYSTEMS CORP ..................              722,000
    286,000       SUWA INTERNATIONAL HOLDINGS LTD .............               12,571
    245,200      oSYMBOL TECHNOLOGIES, INC ....................           10,850,100
    191,600      oSYMMETRICOM, INC ............................            3,808,050
    286,000       TAIYO YUDEN CO LTD ..........................            3,991,501
    275,000       TB WOODS CORP ...............................            2,956,250
     90,800      oTCSI CORP ...................................              567,500
    153,000       TDK CORP ....................................            9,951,617
  1,484,300       TEXAS INSTRUMENTS, INC ......................           94,624,125
    242,500      oTRICORD SYSTEMS, INC ........................              363,750
    155,500      oTRIMBLE NAVIGATION LTD ......................            1,788,250
    764,500      oU.S. ROBOTICS CORP ..........................           55,044,000
    110,700      oUCAR INTERNATIONAL INC ......................            4,165,087
    132,200      oUNIPHASE CORP ...............................            6,940,500
    243,900      oUNITRODE CORP ...............................            7,164,562
     10,167      oUNITRODE CORP WTS 8/21/97 ...................               47,022
    207,000      oVICOR CORP ..................................            3,454,312
    418,671      oVISHAY INTERTECHNOLOGY, INC .................            9,786,434
    144,200      oVITESSE SEMICONDUCTOR CORP ..................            6,561,100
    297,500      oVLSI TECHNOLOGY, INC ........................            7,102,812
  9,285,000       VTECH HOLDINGS LTD ..........................           16,685,328
    182,900      oWATERS CORP .................................            5,555,587
    272,000      oWEG S.A .....................................              128,264
    495,800      oWESTERN DIGITAL CORP ........................           28,198,625
    481,000       WOODHEAD INDUSTRIES, INC ....................            6,613,750
     95,075       WYLE ELECTRONICS ............................            3,755,462
    718,100      oXILINX, INC .................................           26,435,056
    180,400      oZILOG, INC ..................................            4,712,950
                                                                     ---------------
                                                                       2,563,727,043
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                ELECTRICAL EQUIPMENT--
                 INSTRUMENTS--0.46%
    136,000       ALPS ELECTRIC CO LTD ........................       $    1,476,266
    195,900       ANALOGIC CORP ...............................            6,562,650
     30,000      oANSALDO SIGNAL N.V ..........................              221,250
  1,351,800      oAPPLIED MATERIALS, INC ......................           48,580,312
     50,000      oASAHI OPTICAL CO LTD ........................              199,437
    180,626      oAURA SYSTEMS, INC ...........................              395,119
    181,987       BECKMAN INSTRUMENTS, INC NEW ................            6,983,751
      7,670       CANON SALES CO, INC .........................              170,478
  2,268,236       CANON, INC ..................................           50,024,584
    543,660       CITIZEN WATCH CO LTD ........................            3,887,413
    204,700      oCOHERENT, INC ...............................            8,648,575
    599,000       DAI NIPPON SCREEN
                   MANUFACTURING CO LTD .......................            4,412,129
    290,119       DANIEL INDUSTRIES, INC ......................            4,279,255
    233,000      oDESTEC ENERGY, INC ..........................            3,640,625
    132,600      oDIONEX CORP .................................            4,641,000
    193,200      oELECTROGLAS, INC ............................            3,115,350
    209,900      oELECTRONICS FOR IMAGING, INC ................           17,264,275
      8,000      oEPIC DESIGN TECHNOLOGY, INC .................              200,000
    182,700      oESTERLINE CORP ..............................            4,773,037
     79,004       FLUKE CORP ..................................            3,525,553
  1,182,711       FUJI PHOTO FILM CO LTD ......................           38,922,191
     12,700      oGENRAD, INC .................................              295,275
     60,000       HEUNG CHANG PRODUCTS CO .....................            3,549,000
    506,500      oINPUT/OUTPUT, INC ...........................            9,370,250
     28,000      oJEOL LTD ....................................              162,823
    479,000      oKLA INSTRUMENTS CORP ........................           17,004,500
    981,000       KONICA CORP .................................            6,490,609
    273,200      oKULICHE & SOFFA INDUSTRIES, INC .............            5,190,800
     51,900      oLTX CORP ....................................              304,912
    100,000       NIKON CORP ..................................            1,240,560
    407,205       OLYMPUS OPTICAL CO LTD ......................            3,858,878
    271,553       PERKIN-ELMER CORP ...........................           15,987,682
    421,863       RICOH CO LTD ................................            4,833,685
    103,000       SATO CORP ...................................            2,005,399
     43,000       SEIKO CORP ..................................              263,015
    130,000      oSIEBE PLC ...................................            2,407,114
    258,200      oSILICON VALLEY GROUP, INC ...................            5,196,275
    323,900       TEKTRONIX, INC ..............................           16,599,875
    265,400      oTENCOR INSTRUMENTS ..........................            6,999,925
    492,538      oTERADYNE, INC ...............................           12,005,613
     88,593      oTHERMO INSTRUMENT SYSTEMS, INC ..............            2,934,643
     32,000      oTHREE-FIVE SYSTEMS, INC .....................              412,000
  2,026,800       TOPPAN PRINTING CO LTD ......................           25,318,278
    204,050       VARIAN ASSOCIATES, INC ......................           10,381,043
    118,700       WATKINS-JOHNSON CO ..........................            2,908,150
    379,300       X RITE, INC .................................            6,258,450
    228,908       YAMAHA CORP .................................            3,884,923
                                                                     ---------------
                                                                         377,786,927
                                                                     ---------------
                 ENVIRONMENTAL CONTROL--0.43%
    340,000       FSI HOLDINGS LTD ............................              109,956
    279,837      oAIR & WATER TECHNOLOGIES CORP
                   (CLASS A) ..................................            1,609,062
    476,500      oALLIED WASTE INDUSTRIES, INC ................            4,407,625
    176,685      oAMERICAN ECOLOGY CORP .......................              187,727
  1,822,575       BROWNING FERRIS INDUSTRIES, INC .............           47,842,593
    463,240      oCLEAN HARBORS, INC ..........................            1,042,290
    190,650      oCUNO, INC ...................................            2,835,918
     70,000       DAISEKI CO LTD ..............................            1,664,418
     12,974      oFLUOR DANIEL GTI, INC .......................              102,170
    231,800      oHANDEX CORP .................................            3,245,200
    172,468      oINTERNATIONAL TECHNOLOGY CORP ...............            1,465,978
    577,884       OGDEN CORP ..................................           10,835,325
    214,200      oOHM CORP ....................................            1,820,700
        600      oOMEGA ENVIRONMENTAL, INC ....................                  768
    950,300      oREPUBLIC INDUSTRIES, INC ....................           29,637,481
    460,749      oROLLINS ENVIRONMENTAL SERVICES, INC .........              806,310
    272,300      oTETRA TECHNOLOGIES, INC .....................            6,875,575
    430,450      oU.S. FILTER CORP ............................           13,666,787
  1,210,982      oU.S.A. WASTE SERVICES, INC ..................           38,600,051
    485,800      oUNITED WASTE SYSTEMS, INC ...................           16,699,375
    262,400      oWESTON (ROY F.), INC (CLASS A) NEW ..........              918,400
    918,732       WHEELABRATOR TECHNOLOGIES, INC NEW                      14,929,395
  4,482,757       WMX TECHNOLOGIES, INC .......................          146,249,947
    463,700      oYORK RESEARCH CORP ..........................            4,405,150
      5,335     ~oYORK RESEARCH CORP (CLASS B)
                   WTS 6/30/97 ................................               17,872
      3,712     ~oYORK RESEARCH CORP (CLASS C)
                  WTS 11/4/98 .................................               11,136
                                                                     ---------------
                                                                         349,987,209
                                                                     ---------------
                FINANCIAL--MISCELLANEOUS--3.59%
    134,000       AAMES FINANCIAL CORP ........................            4,807,250
 28,600,000      oABOITIZ EQUITY VENTURES, INC ................            2,881,763
    182,000       ACOM CO LTD .................................            7,745,574
    177,600       ADVANTA CORP (CLASS A) ......................            7,592,400
    388,900       ADVANTA CORP (CLASS B) ......................           15,896,287
     44,500       ALEX BROWN, INC .............................            3,226,250
    234,100       AMBAC, INC ..................................           15,538,387
  3,811,299       AMERICAN EXPRESS CO .........................          215,338,393
  1,913,442       AMERICAN GENERAL CORP .......................           78,211,941
     47,200       AMERICAN HEALTH PROPERTIES, INC .............            1,126,900
    115,600      oAMRESCO, INC ................................            3,092,300
     27,700       ASSOCIATED ESTATES REALTY CORP ..............              657,875
    353,700       ASSOCIATES FIRST CAPITAL CORP ...............           15,607,012
    280,600       ASTORIA FINANCIAL CORP ......................           10,347,125
    273,300       AVALON PROPERTIES, INC ......................            7,857,375
    250,000      oBA MERCHANT SERVICES, INC (CLASS A) .........            4,468,750
  1,900,000       BANCA FIDEURAM S.P.A ........................            4,169,417
    393,200       BANGKOK FIRST INVESTMENT &
                   TRUST PUBLIC CO LTD  (FR) ..................            1,403,206
    145,274       BAY VIEW CAPITAL CORP .......................            6,155,985
    155,588       BEACON PROPERTIES CORP ......................            5,698,410
  1,256,222       BEAR STEARNS COS, INC .......................           35,017,188
    553,300       BENEFICIAL CORP .............................           35,065,387
     39,700       BERKSHIRE REALTY CO, INC ....................              392,037
     10,300       BRADLEY REAL ESTATE, INC ....................              185,400
     67,400       BRE PROPERTIES, INC (CLASS A) ...............            1,668,150
  1,585,800      oCALIFORNIA FEDERAL BANCORP, INC .............           38,852,100

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                FINANCIAL--MISCELLANEOUS--(CONTINUED)
     24,200       CAMDEN PROPERTY TRUST .......................      $       692,725
    675,663       CAPSTEAD MORTGAGE CORP ......................           16,215,912
     28,200       CARR REALTY CORP ............................              824,850
    205,900       CASE CORP ...................................           11,221,550
    165,448       CASH AMERICA INTERNATIONAL, INC .............            1,406,308
    957,350      oCATELLUS DEVELOPMENT CORP ...................           10,889,856
     39,500       CBL & ASSOCIATES PROPERTIES, INC ............            1,022,062
     31,500       CENTERPOINT PROPERTIES CORP .................            1,031,625
      2,520       CETELEM S.A .................................              290,836
     15,300       CHELSEA GCA REALTY, INC .....................              529,762
     95,400      oCITYSCAPE FINANCIAL CORP ....................            2,504,250
     53,400       CMAC INVESTMENT CORP ........................            1,962,450
    712,400      oCOAST SAVINGS FINANCIAL, INC ................           26,091,650
    115,000       COLLECTIVE BANCORP, INC .....................            4,039,375
    387,825       COMDISCO, INC ...............................           12,313,443
     96,872       COMPAGNIE BANCAIRE S.A ......................           11,440,983
  1,410,084       COUNTRYWIDE CREDIT INDUSTRIES, INC ..........           40,363,654
     79,300      oCREDIT ACCEPTANCE CORP ......................            1,863,550
     51,000       CREDIT SAISON CO LTD ........................            1,137,955
    737,900       CWM MORTGAGE HOLDINGS, INC ..................           15,864,850
  2,139,108       DAIWA SECURITIES CO LTD .....................           18,981,267
  1,513,286       DEAN WITTER, DISCOVER & CO ..................          100,255,197
     33,900       DEVELOPERS DIVERSIFIED REALTY CORP ..........            1,258,537
        533       DUFF & PHELPS CREDIT RATING CO ..............               12,858
     52,000       DUKE REALTY INVESTMENTS, INC ................            2,002,000
    116,000       EATON VANCE CORP ............................            5,524,500
     42,289      oECHELON INTERNATIONAL CORP ..................              660,765
    616,900       EDWARDS (A.G.), INC .........................           20,743,262
     78,800      oENVOY CORP ..................................            2,955,000
    304,800       EQUITY RESIDENTIAL
                   PROPERTIES TRUST CO ........................           12,573,000
      1,157       EURAFRANCE S.A ..............................              498,959
     16,200       EVANS WITHYCOMBE RESIDENTIAL, INC ...........              340,200
     14,600       EXCEL REALTY TRUST, INC .....................              370,475
  1,668,400       FEDERAL HOME LOAN MORTGAGE CORP .............          183,732,550
 10,665,600       FEDERAL NATIONAL
                   MORTGAGE ASSOCIATION .......................          397,293,600
     27,500       FEDERAL REALTY INVESTMENT TRUST .............              745,937
  3,814,800       FINANCE ONE CO, LTD (FR) ....................            7,253,260
    248,200       FINOVA GROUP, INC ...........................           15,946,850
    843,250       FIRST FINANCIAL CORP (WISCONSIN) ............           20,659,625
      3,620      oFIRST HUNGARY FUND LTD (CLASS A) ............            3,557,989
  1,598,400      oFIRST NIS REGIONAL FUND (FULLY PD) ..........           18,781,200
    400,000      oFIRST RUSSIAN FRONTIER TRUST PLC ............            3,901,764
  1,212,200       FIRST USA, INC ..............................           41,972,425
    187,358       FRANCHISE FINANCE CORP OF AMERICA ...........            5,175,764
    409,200       FRANKLIN RESOURCES, INC .....................           27,979,050
    449,800      oGARTNER GROUP, INC (CLASS A) NEW ............           17,514,087
    129,500       GENERAL GROWTH PROPERTIES, INC ..............            4,176,375
     35,440      oGENTRA, INC .................................               58,950
  1,706,700      oGLENDALE FEDERAL
                   SAVINGS BANK, INC NEW.......................           39,680,775
    112,100       GLIMCHER REALTY TRUST .......................            2,466,200
    859,400       GOLDEN WEST FINANCIAL CORP ..................           54,249,625
    174,500       GREAT FINANCIAL CORP ........................            5,082,312
  2,603,500       GREAT WESTERN FINANCIAL CORP ................           75,501,500
  2,057,500       GREEN TREE FINANCIAL CORP ...................           79,470,937
  2,964,800       H.F. AHMANSON & CO ..........................           96,356,000
      4,800      oHANG LUNG DEVELOPMENT CO LTD
                   WTS 10/31/97 ...............................                1,427
    417,700       HEALTH AND RETIREMENT
                   PROPERTY TRUST .............................            8,092,937
     11,800       HEALTH CARE REIT, INC .......................              289,100
     31,700       HEALTHCARE REALTY TRUST, INC ................              840,050
    273,900     ~oHEIZER CORP (LIQUIDATING TRUST) .............              113,394
    106,200       HIGHWOODS PROPERTIES, INC ...................            3,584,250
    125,333       HONG LEONG CREDIT BERHAD ....................              789,068
    774,554       HOUSEHOLD INTERNATIONAL, INC ................           71,452,606
      2,000       INCENTIVE AB SERIES A FREE ..................              144,991
        800       INCENTIVE AB SERIES B FREE ..................               57,996
     14,140      oINVESCO FUNDING PLC ADR .....................              625,695
     70,700       INVESCO PLC ADR .............................            3,137,312
     35,939       INVESTORS FINANCIAL SERVICES CORP ...........              997,307
     21,600       INVESTORS GROUP INC .........................              425,475
     40,000      oITLA CAPITAL CORP ...........................              600,000
    581,000       JACCS CO ....................................            4,504,783
        720       JAPAN ASSOCIATED FINANCE CO .................               56,755
     31,000       JP REALTY, INC ..............................              802,125
    913,342       LEHMAN BROTHERS HOLDINGS, INC ...............           28,656,105
  1,425,000       LONDON FORFAITING CO PLC ....................            7,352,386
     43,500       MACERICH CO (THE) ...........................            1,136,437
     96,075       MARYLAND FEDERAL BANCORP ....................            3,338,606
    600,000       MBF CAPITAL BERHAD ..........................              974,064
  1,643,975       MBNA CORP ...................................           68,224,962
    821,500       MEDITRUST CORP ..............................           32,860,000
     11,895       MERCAPITAL S.A ..............................              105,166
     73,480       MERCURY ASSETS
                   MANAGEMENT GROUP PLC .......................            1,563,655
  1,212,200       MERCURY FINANCE CO ..........................           14,849,450
  1,657,796       MERRILL LYNCH & CO, INC .....................          135,110,374
    471,299       MERRY LAND & INVESTMENT CO, INC .............           10,132,928
      4,300       MGI PROPERTIES, INC .........................               94,600
    893,200       MORGAN STANLEY GROUP, INC ...................           51,024,050
    102,800       NATIONAL FINANCE & SECURITIES
                   PUBLIC CO LTD (FR) .........................              192,451
     36,100       NATIONAL HEALTH INVESTORS, INC ..............            1,367,287
     87,800       NATIONWIDE HEALTH PROPERTIES, INC ...........            2,129,150
  2,668,700       NAVA FINANCE & SECURITIES
                   PUBLIC CO LTD (FR) .........................            3,668,983
    274,659       NEW PLAN REALTY TRUST .......................            6,969,472
    150,000       NEWCOURT CREDIT GROUP, INC ..................            5,176,185
        600       NICE NICHIEI CO LTD .........................                1,333
    848,000       NIPPON SHINPAN CO LTD .......................            4,748,588
  3,457,744       NOMURA SECURITIES CO LTD ....................           51,831,928
      4,313       NPM HOLDINGS NV .............................              165,808
    282,600      oOLYMPIC FINANCIAL LTD .......................            4,062,375
    822,000       ORIENT CORP .................................            4,411,793
     27,187       ORIX CORP ...................................            1,128,921
     16,547      oPACIFIC CREST CAPITAL, INC ..................              190,290
    664,000       PAINE WEBBER GROUP, INC .....................           18,675,000
    269,400       PENNCORP FINANCIAL GROUP, INC ...............            9,698,400
    250,000       PEREGRINE INVESTMENT HOLDINGS LTD ...........              428,246
     25,000      oPEREGRINE INVESTMENT HOLDINGS LTD
                   WTS 5/15/98 ................................                7,999
    170,000       PERPETUAL PLC ...............................            6,654,817
    485,000       PHATRA THANAKIT CO LTD (FR) .................            1,361,949
      7,900       PHOENIX, DUFF & PHELPS CORP .................               56,287
    242,800       PIONEER GROUP, INC ..........................            5,766,500
    179,100       PMI GROUP, INC ..............................            9,917,662
     40,100       POST PROPERTIES, INC ........................            1,614,025
     45,000       POWER FINANCIAL CORP ........................            1,602,100
    483,800       PRICE (T. ROWE) ASSOCIATES, INC .............           21,045,300
    147,000       PROMISE CO LTD ..............................            7,218,508
    109,925       PROVIDENT FINANCIAL PLC .....................              945,276
    177,000       PUBLIC STORAGE, INC .........................            5,487,000
     97,162       QUICK & REILLY GROUP, INC ...................            2,902,714
     64,000      oRAC FINANCIAL GROUP, INC ....................            1,352,000
    140,000      oRASHID HUSSAIN BERHAD .......................              925,756
     27,600       REALTY INCOME CORP ..........................              658,950
      7,600       REGENCY REALTY CORP .........................              199,500
     18,000       RESOURCE MORTGAGE CAPITAL CORP ..............              528,750
    336,600       RFS HOTEL INVESTORS, INC ....................            6,647,850

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 FINANCIAL--MISCELLANEOUS--(CONTINUED)
     34,803       RIT CAPITAL PARTNERS PLC ....................      $       139,068
    192,500       ROOSEVELT FINANCIAL GROUP, INC ..............            4,042,500
    924,700       SALOMON, INC ................................           43,576,487
     79,760       SCHROEDERS LTD ..............................            2,067,873
    891,200       SCHWAB (CHARLES) CORP .......................           28,518,400
     76,000      oSEACOR HOLDINGS, INC ........................            4,788,000
    469,500       SECURITY CAPITAL PACIFIC TRUST ..............           10,739,812
     46,600       SOUTH WEST PROPERTY TRUST, INC ..............              786,375
    167,500       SPIEKER PROPERTIES, INC .....................            6,030,000
    140,692      oST JAMES PLACE CAPITAL PLC ..................              237,154
    132,500       ST. FRANCIS CAPITAL CORP ....................            3,445,000
    213,400       STEWART INFORMATION SERVICES CORP ...........            4,428,050
     55,000       STORAGE USA, INC ............................            2,069,375
    290,000       STUDENT LOAN CORP ...........................           10,802,500
  1,162,050       STUDENT LOAN MARKETING ASSOCIATION ..........          108,215,906
     21,500       SUMMIT PROPERTIES, INC ......................              475,687
     28,500       SUN COMMUNITIES, INC ........................              983,250
    600,300       TCF FINANCIAL CORP ..........................           26,113,050
    329,875       THE MONEY STORE, INC ........................            9,112,796
      6,300       THORNBURG MORTGAGE ASSET CORP ...............              134,662
    426,600       TIG HOLDINGS, INC ...........................           14,451,075
     12,100       TOWN & COUNTRY TRUST ........................              176,962
     23,300       TRINET CORPORATE REALTY TRUST, INC ..........              827,150
    122,000       UNITED ASSET MANAGEMENT CORP ................            3,248,250
    373,700       UNITED COS FINANCIAL CORP ...................            9,949,762
    496,300       UNITED DOMINION REALTY TRUST CO .............            7,692,650
    289,000       VALUE LINE, INC .............................           12,788,250
     46,897      oVALUE REAL'N TRUST ..........................               60,191
     12,000       VORNADO REALTY TRUST ........................              630,000
     90,150       WHITNEY HOLDING CORP ........................            3,189,056
    875,600       YAMAICHI SECURITIES CO LTD ..................            3,884,796
                                                                     ---------------
                                                                       2,917,724,597
                                                                     ---------------
                 FOODS--1.90%
      1,000       AARHUS OLIEFABRIK AS (CLASS A) ..............               51,704
      1,700       AARHUS OLIEFABRIK AS (CLASS B) ..............               88,185
    534,610       AJINOMOTO CO LTD ............................            5,434,684
  5,901,574       ARCHER DANIELS MIDLAND CO ...................          129,834,628
    123,000       ARIAKE JAPAN CO LTD .........................            3,941,879
     36,000       ARNOTTS LTD .................................              241,626
    365,200       ASSOCIATED BRITISH FOODS PLC ................            3,027,963
      3,720       AULT FOODS LTD ..............................               51,700
     62,749       BAGLEY S.A. (CLASS B) .......................              128,661
        770       BONGRAIN S.A ................................              297,258
    463,469       BRL HARDY LTD ...............................            1,133,850
  1,726,228       BURNS PHILP & CO LTD ........................            3,071,360
    427,978       CADBURY SCHWEPPES LTD .......................            3,607,063
    839,200       CAMPBELL SOUP CO ............................           67,345,800
    328,900       CHIQUITA BRANDS INTERNATIONAL, INC ..........            4,193,475
  1,972,304       CONAGRA, INC ................................           98,122,124
  1,889,300       CPC INTERNATIONAL, INC ......................          146,420,750
     40,500       CULTOR OY SERIES 2 ..........................            2,082,557
     22,500       DANISCO AS ..................................            1,365,507
     29,042       DANONE GROUP ................................            4,038,885
    331,750       DEAN FOODS CO ...............................           10,698,937
     91,000       DEL MONTE ROYAL FOODS LTD ...................               91,437
    529,684       DOLE FOOD, INC ..............................           17,943,045
    307,000       DREYERS GRAND ICE CREAM, INC ................            8,903,000
     97,032       EARTHGRAINS CO ..............................            5,069,922
      9,331       ERIDANIA BEGHIN-SAY S.A .....................            1,498,688
    557,000       EZAKI GLICO CO LTD ..........................            4,798,555
     95,986      oFINANZIARIA AUTOGRILL S.P.A .................               92,843
    538,950       FLOWERS INDUSTRIES, INC .....................           11,587,425
      5,000      oG.I.B. HOLDINGS LTD .........................              223,837
  1,801,100       GENERAL MILLS, INC ..........................          114,144,712
    847,900      oGENERAL NUTRITION COS, INC ..................           14,308,312
    162,600       GOLDEN ENTERPRISES, INC .....................            1,260,150
  3,628,801       GOODMAN FIELDER LTD .........................            4,496,476
     90,000       GRUPO INDUSTRIAL BIMBO S.A ..................
                   DE CV SERIES A .............................              537,349
    272,000       GRUPO INDUSTRIAL MASECA SERIES B ............              344,838
  2,689,450       HEINZ (H.J.) CO .............................           96,147,837
     33,000       HERDEZ S.A. SERIES B ........................                9,054
    686,696       HERSHEY FOODS CORP ..........................           30,042,950
    516,200       HORMEL FOODS CORP ...........................           13,937,400
    273,400       HOUSE FOODS CORP ............................            4,404,487
    100,000       HUDSON FOODS, INC ...........................            1,900,000
     66,500       HUTECH NORIN CO LTD .........................            1,798,898
    697,600       IBP, INC ....................................           16,916,800
    340,300      oINTERNATIONAL DAIRY
                   QUEEN, INC (CLASS A) .......................            6,806,000
    294,100       INTERNATIONAL MULTIFOODS CORP ...............            5,330,562
     40,000       INTERSTATE BAKERIES CORP ....................            1,965,000
    757,000       ITOHAM FOODS, INC ...........................            4,682,476
    256,900      oJ & J SNACK FOODS CORP ......................            3,468,150
    350,115       KATOKICHI CO LTD ............................            6,786,541
    659,200       KELLOGG CO ..................................           43,260,000
  1,200,666       KENTUCKY FRIED CHICKEN BERHAD ...............            4,944,335
    333,333      oKENTUCKY FRIED CHICKEN BERHAD
                   WTS 9/30/01 ................................              398,600
     65,000       KERRY GROUP (CLASS A) .......................              661,845
    103,301       KIKKOMAN CORP ...............................              609,607
      5,500       KOIPE S.A ...................................              317,130
      5,000       KORN-OG FODERSTOF KOMPAGNIET AS .............              202,486
    250,000       LA DORIA S.P.A ..............................              970,550
    213,632       LANCE, INC ..................................            3,845,376
    171,500       LEDESMA S.A .................................              214,417
      4,119       MAPLE LEAF FOODS, INC .......................               27,796
     54,000       MARUDAI FOOD CO LTD .........................              287,964
    124,000      oMARUHA CORP .................................              355,730
    759,900       MCCORMICK & CO, INC (NON-VTG) ...............           17,905,143
    110,000      oMEFOS LTD ...................................            1,184,562
    290,700       MEIJI MILK PRODUCTS CO LTD ..................            1,477,584
    295,000       MEIJI SEIKA KAISHA LTD ......................            1,527,396
    252,675       MICHAEL FOODS, INC ..........................            3,221,606
    115,000      oMIDWEST GRAIN PRODUCTS, INC .................            1,955,000
    101,438       MOLINOS RIO DE LA PLATA S.A. (CLASS B) ......              361,191
    285,500       NABISCO HOLDINGS CORP (CLASS A) .............           11,098,812
     80,800       NATURES SUNSHINE PRODUCTS, INC ..............            1,454,400
    123,500      oNBTY, INC ...................................            2,346,500
     96,000       NESTLE MALAYSIA BERHAD ......................              771,648
     46,476       NESTLE S.A. (REGD) ..........................           49,736,411
    132,000       NICHIREI CORP ...............................              640,232
    271,000       NIPPON BEET SUGAR
                   MANUFACTURING CO LTD .......................            1,003,905
    617,200       NIPPON MEAT PACKERS, INC ....................            7,975,767
    122,000      oNIPPON SUISAN KAISHA LTD ....................              430,922
     99,000       NISSIN FOOD PRODUCTS CO LTD .................            2,106,625
     64,157       NUTRICIA NV .................................            9,735,938
     71,500       ORKLA AS SERIES A ...........................            4,982,843
      7,748       ORKLA AS SERIES B ...........................              491,423
  5,030,000       PARMALAT FINANZIARIA S.P.A ..................            7,678,596
     12,300      oPASCUAL HERMANOS S.A ........................                6,241
  2,638,555       PERDIGAO S.A. COMERICO E INDUSTRIA ..........                4,570
    485,100       PIONEER-HI-BRED INTERNATIONAL, INC ..........           33,957,000
    350,000      oPOWER PACIFIC LTD ...........................               17,236
     18,574      oPROVIGO, INC ................................               75,206
  2,000,000      oPT CHAROEN POKPHAND INDONESIA (FR) ..........            2,263,050
  5,120,000      oPT INDOFOOD SUKSES MAKMUR (FR) ..............           10,179,072
    575,739       Q.P. CORP ...................................            4,662,392
  1,015,332       QUAKER OATS CO ..............................           38,709,532
    30,000       oRAISION TEHTAAT OY ..........................            1,887,612

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 FOODS--(CONTINUED)
    608,043      oRALCORP HOLDINGS, INC .......................      $    12,844,908
    837,991       RALSTON PURINA CO ...........................           61,487,589
    267,900       RICHFOOD HOLDINGS, INC ......................            6,496,575
     57,500      oSANDERSON FARMS, INC ........................              963,125
     92,000      oSANTISTA ALIMENTOS S.A ......................              213,376
  3,856,000       SARA LEE CORP ...............................          143,636,000
    309,100       SAVANNAH FOODS & INDUSTRIES, INC ............            4,172,850
     22,000       SMITH (C.G) LTD .............................              107,471
    174,600      oSMITHFIELD FOODS, INC .......................            6,634,800
     50,131       SMITH'S FOOD & DRUG CENTERS, INC
                   (CLASS B) ..................................            1,554,061
    101,900       SMUCKER, (J.M.) CO (CLASS A) ................            1,795,987
    199,400       SMUCKER, (J.M.) CO (CLASS B) ................            3,190,400
    929,950       SNOW BRAND MILK PRODUCTS CO .................            5,247,545
    207,100      oSPAGHETTI WAREHOUSE, INC ....................            1,087,275
      2,812       ST. LOUIS S.A ...............................              698,834
     88,000       TAKARA SHUZO CO LTD .........................              617,867
    158,193       TATE & LYLE PLC .............................            1,283,192
    208,200       TCBY ENTERPRISES, INC .......................              832,800
     41,700       TIGER OATS LTD ..............................              579,475
    264,682       TOOTSIE ROLL INDUSTRIES, INC ................           10,488,024
    455,500       TYSON FOODS, INC ............................           15,600,875
     97,900       UNIGATE PLC .................................              696,113
    336,000       UNILEVER LTD ................................            8,144,829
    274,800       UNILEVER NV CERTIFICATES ....................           48,548,358
    234,091       UNITED BISCUITS HOLDINGS PLC ................              841,259
    308,720       UNIVERSAL FOODS CORP ........................           10,882,380
      8,420       VISCOFAN S.A ................................              122,992
     97,600       WESTON (GEORGE) LTD .........................            4,760,018
     71,500      oWHOLE FOODS MARKET, INC .....................            1,608,750
    442,200       WRIGLEY (WM) JR CO ..........................           24,873,750
    373,800       WRIGLEY (WM) JR CO (CLASS B) ................           21,026,250
    119,300       YAMAZAKI BAKING CO LTD ......................            1,901,373
    300,000       YOMEISHU SEIZO CO LTD .......................            2,295,036
        200       YOSHINOYA D&C CO LTD ........................            2,446,660
                                                                     ---------------
                                                                       1,548,300,388
                                                                     ---------------
                 FOREST PRODUCTS--0.47%
  1,906,872       AMCOR LTD ...................................           12,253,343
    350,000       ARACRUZ CELLULOSE S.A. ADR ..................            2,887,500
    335,000       ARJO WIGGINS APPLETON PLC ...................            1,026,181
  2,220,700      oASIA PACIFIC RESOURCES
                   INTERNATIONAL HOLDINGS (CLASS A) ...........           12,491,437
     60,300       AVENOR, INC .................................              893,039
    477,232       BOISE CASCADE CORP ..........................           15,152,116
 10,168,977       CARTER HOLT HARVEY LTD ......................           23,065,131
     53,280       CARTIERE BURGO S.P.A ........................              245,407
    595,290       CHAMPION INTERNATIONAL CORP .................           25,746,292
    119,000      oCOLLINS & AIKMAN CORP .......................              743,750
     90,800       DOMTAR, INC .................................              768,424
    393,680       DOMTAR, INC (U.S.) ..........................            3,247,860
     47,300       DONOHUE, INC (CLASS A) ......................              854,070
     69,174      oFIBREBOARD CORP NEW .........................            2,334,622
  2,176,648       FLETCHER CHALLENGE LTD
                   (ENERGY DIVISION) ..........................            6,305,879
  4,589,760       FLETCHER CHALLENGE LTD
                   (FORESTS DIVISION) .........................            7,686,204
    647,400       GEORGIA-PACIFIC CORP ........................           46,612,800
        125       HOKUSHIN CO LTD .............................                  846
     77,000      oINTERNATIONAL FOREST PRODUCTS LTD ...........              603,888
     80,340       KONINKLIJKE KNP BT NV .......................            1,750,965
     19,000      oKORSNAS AB SERIES A .........................              320,006
    766,736       LOUISIANA PACIFIC CORP ......................           16,197,298
     48,400       MACMILLAN BLOEDEL LTD .......................              633,821
     51,800       MADERAS Y SINTETICOS S.A. ADR ...............              725,200
     71,000       MO OCH DOMSJO AB SERIES B FREE ..............            1,996,488
     10,600       NORSKE SKOGINDUSTRIER SERIES A ..............              353,587
      2,400       NORSKE SKOGINDUSTRIER SERIES B ..............               73,104
      2,500       PAPIERWERKE
                   WALDHOF-ASCHAFFENBURG AG. ..................              332,554
     33,400       POPE & TALBOT, INC ..........................              530,225
    200,000       PORTUCEL INDUSTRIA EMPRESA 144A .............            1,159,380
    221,200       POTLATCH CORP ...............................            9,511,600
    452,884       RAYONIER, INC ...............................           17,379,423
      7,000      oREPAP ENTERPRISES, INC ......................               19,763
    204,974       REXAM PLC ...................................            1,264,533
    319,900       SCA AB SERIES B .............................            6,488,901
     95,000       SLOCAN FOREST PRODUCTS LTD ..................            1,074,268
    405,825       SMURFIT (JEFFERSON) GROUP PLC ...............            1,204,937
    113,000      oSTONE CONSOLIDATED CORP .....................            1,615,816
    454,450       STORA KOPPARBERG BERGSLAGS
                   SERIES A FREE ..............................            6,256,351
     75,550       STORA KOPPARBERG BERGSLAGS
                   SERIES B FREE ..............................            1,029,021
     77,142       TABLEROS DE FIBRAS S.A. SERIES B ............              794,710
    331,400       TJ INTERNATIONAL, INC .......................            7,705,050
    927,900      oUPM-KYMMENE OY ..............................           19,427,735
  1,759,450       WEYERHAEUSER CO .............................           83,353,943
    501,236       WILLAMETTE INDUSTRIES, INC ..................           34,898,556
                                                                     ---------------
                                                                         379,016,024
                                                                     ---------------
                 HEALTHCARE--DRUGS--5.55%
  1,507,991     +oAFFYMETRIX, INC .............................           30,442,568
    105,400      oAGOURON PHARMACEUTICALS, INC ................            7,140,850
    377,800      oALLIANCE PHARMACEUTICAL CORP ................            5,147,525
     22,900      oALPHA BETA TECHNOLOGY, INC ..................              241,881
    686,000      oALZA CORP ...................................           17,750,250
  5,364,202       AMERICAN HOME PRODUCTS CORP .................          314,476,342
  2,941,600      oAMGEN, INC ..................................          159,949,500
    102,549      oAQUILA BIOPHARMACEUTICALS, INC ..............              499,926
    466,337       ARBOR DRUGS, INC ............................            8,102,605
     12,057       ARES-SERONO S.A. SERIES B ...................           11,466,188
  1,232,580       ASTRA AB SERIES A FREE ......................           60,834,813
    144,400       ASTRA AB SERIES B FREE ......................            6,957,773
    491,000       BANYU PHARMACEUTICAL CO LTD .................            6,852,543
    437,642       BERGEN BRUNSWIG CORP (CLASS A) ..............           12,472,797
    161,250      oBIO-RAD LABORATORIES, INC (CLASS A) .........            4,837,500
    315,400      oBIO-TECHNOLOGY GENERAL CORP .................            4,139,625
     17,000      oBIOCHEM PHARMACEUTICALS, INC ................              847,705
    545,900      oBIOGEN, INC .................................           21,153,625
     99,300      oBIOMIRA, INC ................................              481,757
    145,154       BLOCK DRUG, INC (CLASS A) ...................            6,677,084
  4,953,540       BRISTOL MYERS SQUIBB CO .....................          538,697,475
    750,000      oBRITISH BIOTECH PLC .........................            2,637,541
    127,300      oCELLPRO, INC ................................            1,591,250
    734,000      oCENTOCOR, INC ...............................           26,240,500
    289,200      oCEPHALON, INC ...............................            5,928,600
  4,092,668      oCHIRON CORP .................................           76,225,941
    764,180       CHUGAI PHARMACEUTICAL CO LTD ................            6,385,908
    373,400       COLLAGEN CORP ...............................            6,814,550
        700      oCOPLEY PHARMACEUTICAL, INC ..................                6,475
    229,200      oCYGNUS, INC .................................            3,323,400
    524,982      oCYTOGEN CORP ................................            2,887,401
    210,468       DAIICHI PHARMACEUTICAL CO LTD ...............            3,372,518
        950       DAINIPPON PHARMACEUTICAL CO LTD .............                8,020
    257,270      oDR. REDDYS LABORATORIES LTD GDR .............              932,603
    294,600      oDURA PHARMACEUTICALS, INC ...................           14,067,150
    461,641       EISAI CO LTD ................................            9,067,644
    145,241       ELF SANOFI S.A ..............................           14,415,696

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 HEALTHCARE--DRUGS--(CONTINUED)
    154,269      oENZO BIOCHEMICAL, INC .......................      $     2,796,125
    155,939       F.H. FAULDING & CO LTD ......................            1,054,068
     47,000      oFDM PHARMACEUTICAL CO .......................            1,808,108
    503,200      oFOREST LABORATORIES, INC ....................           16,479,800
     40,000       FUJISAWA PHARMACUEUTICAL CO LTD .............              358,384
     40,500      oGENENTECH, INC ..............................            2,171,812
     94,280      oGENETICS INSTITUTE, INC
                   (DEPOSITORY SHARES) ........................            7,990,230
    404,700     +oGENSET S.A ..................................           18,994,144
    283,381      oGENSIA, INC .................................            1,310,637
    745,800      oGENZYME CORP (GENERAL DIVISION) .............           16,221,150
     35,302      oGENZYME CORP
                   (TISSUE REPAIR DIVISION) ...................              251,526
    299,200      oGILEAD SCIENCES, INC ........................            7,480,000
  4,049,682       GLAXO WELLCOME PLC ..........................           65,698,493
     13,410       HAFSLUND AS SERIES A ........................               98,704
     25,802       HAFSLUND AS SERIES B ........................              176,581
    277,000       HUMAN GENOME SCIENCES, INC ..................           11,287,750
    150,800      oIMMUNE RESPONSE CORP ........................            1,244,100
    436,800      oIMMUNEX CORP NEW ............................            8,517,600
    614,500      oIMMUNOMEDICS, INC ...........................            3,379,750
      3,000      oINCYTE PHARMACEUTICALS, INC .................              154,500
    395,400      oINTERNEURON PHARMACEUTICALS, INC ............           10,280,400
    106,900      oISIS PHARMACEUTICALS, INC ...................            1,924,200
  1,745,959       IVAX CORP ...................................           17,896,079
    163,800       JONES MEDICAL INDUSTRIES, INC ...............            5,999,175
     21,555       KISSEI PHARMACEUTICALS CO LTD ...............              427,101
    190,080       KYOWA HAKKO KOGYO ...........................            1,447,584
     25,000       LABORATORIO CHILE ADR .......................              412,500
  5,133,610       LILLY (ELI) & CO ............................          374,753,530
    459,600      oLIPOSOME CO, INC ............................            8,789,850
    447,200     ~oMARTEK BIOSCIENCES CORP. ....................            8,944,000
    140,210     ~oMARTEK BIOSCIENCES CORP
                   WTS 5/18/98 ................................            1,414,718
     23,500      oMATRIX PHARMACEUTICALS, INC .................              143,937
    459,400       MCKESSON CORP NEW ...........................           25,726,400
    188,000      oMEDIMMUNE, INC ..............................            3,196,000
     66,000       MERCK & CO KGAA .............................            2,372,590
 10,374,517       MERCK & CO, INC .............................          822,180,472
    187,500      oMILLENNIUM PHARMACEUTICALS, INC .............            3,257,812
        450       MOCHIDA PHARMACEUTICAL CO LTD ...............                4,341
    210,550      oMOLECULAR BIOSYSTEMS, INC ...................            1,368,575
  1,335,450       MYLAN LABORATORIES, INC .....................           22,368,787
    100,000       MYRIAD GENETICS, INC ........................            2,525,000
     38,900      oNEUROGEN CORP ...............................              748,825
    306,572      oNEXSTAR PHARMACEUTICALS, INC ................            4,598,580
    271,500      oNORTH AMERICAN VACCINE, INC .................            6,583,875
     26,300      oNOVARTIS AG. (BR) ...........................           30,005,678
172,638,000      oNOVARTIS AG. (REGD) .........................          197,091,313
     62,210       NOVO NORDISK AS (CLASS B) ...................           11,706,088
     13,410      oNYCOMED AS SERIES A .........................              204,759
     25,802      oNYCOMED AS SERIES B .........................              395,995
        418       ONO PHARMACEUTICAL CO LTD ...................               12,423
     24,700      oPAREXEL INTERNATIONAL CORP ..................            1,275,137
  5,339,100       PFIZER, INC .................................          442,477,912
    313,242      oPHARMACEUTICAL RESOURCES, INC ...............            1,096,347
  4,100,085       PHARMACIA & UPJOHN, INC .....................          162,465,867
     34,400      oPROTEIN DESIGN LABORATORIES, INC ............            1,255,600
    145,000      oREGENERON PHARMACEUTICALS, INC ..............            2,338,125
    244,300      oREPLIGEN CORP ...............................              290,106
    392,400       RHONE-POULNEC RORER, INC ....................           30,656,250
    100,000      oRIBOZYME PHARMACEUTICALS, INC ...............            1,100,000
    128,000       RIKEN VITAMIN CO LTD ........................            1,654,080
    213,700      oROBERTS PHARMACEUTICAL CORP .................            2,404,125
      1,299       ROCHE HOLDINGS AG. (BR) .....................           14,607,471
      9,897       ROCHE HOLDINGS AG. (GENUSSCHEINE) ...........           76,762,971
     75,231       ROUSSEL UCLAF S.A ...........................           22,096,962
    571,713       SANKYO CO LTD ...............................           16,155,008
    215,000       SANTEN PHARMACEUTICAL CO LTD ................            4,445,340
    332,700      oSCHERER (R.P.) CORP .........................           16,718,175
     64,170       SCHERING AG .................................            5,408,916
  3,657,356       SCHERING-PLOUGH CORP ........................          236,813,801
    779,550      oSCIOS, INC ..................................            4,786,928
    224,600      oSEPRACOR, INC ...............................            3,733,975
    200,000      oSEQUANA THERAPEUTICS, INC ...................            3,350,000
    477,300      oSEQUUS PHARMACEUTICALS, INC .................            7,636,800
    225,950       SHIONOGI & CO LTD ...........................            1,609,804
  3,522,206       SMITHKLINE BEECHAM/BECKMAN LTD ..............           48,793,026
    132,400      oSOMATOGEN, INC ..............................            1,456,400
    211,800      oSYNCOR INTERNATIONAL CORP NEW ...............            2,832,825
     40,375       SYNTHELABO S.A ..............................            4,356,844
    160,700       TAISHO PHARMACEUTICAL CO LTD ................            3,779,495
  1,083,100       TAKEDA CHEMICAL INDUSTRIES LTD ..............           22,674,102
        702       TANABE SEIYAKU CO LTD .......................                5,461
      1,000       TEIKOKU HORMONE MANUFACTURING ...............               11,199
    322,000       TERUMO CORP .................................            4,355,227
    445,050      oTHERMEDICS, INC .............................            8,066,531
    260,128      oU.S. BIOSCIENCE, INC ........................            3,284,116
    153,400      oVERTEX PHARMACEUTICALS, INC .................            6,174,350
  2,175,000       WARNER-LAMBERT CO ...........................          163,125,000
    417,500      oWATSON PHARMACEUTICALS, INC .................           18,761,406
    366,603      oXOMA CORP ...................................            1,878,840
    663,485       YAMANOUCHI PHARMACEUTICAL CO LTD ............           13,603,897
    982,592       ZENECA GROUP PLC ............................           27,702,872
                                                                     ---------------
                                                                       4,519,330,869
                                                                     ---------------

                HEALTHCARE--HOSPITAL SUPPLY--1.54%
  6,416,188       ABBOTT LABORATORIES CO ......................          325,621,541
    503,993       ALLEGIANCE CORP .............................           13,922,806
    699,572       BARD (C.R.), INC ............................           19,588,016
  2,371,566       BAXTER INTERNATIONAL, INC ...................           97,234,206
  1,187,912       BECTON DICKINSON & CO .......................           51,525,683
        700      oCNS, INC ....................................               10,062
    258,600       DENTSPLY INTERNATIONAL, INC NEW .............           12,283,500
  1,179,500       DEPUY, INC ..................................           23,884,875
    684,413       GUIDANT CORP ................................           39,011,541
    125,100      oGULF SOUTH MEDICAL SUPPLY, INC ..............            3,205,687
     26,800      oHAEMONETICS CORP ............................              505,850
    159,423      oHEALTHDYNE TECHNOLOGIES, INC ................            1,414,879
     49,400       HOGY MEDICAL CO .............................            1,919,370
    294,800      oIMMUCOR, INC ................................            2,874,300
    123,000      oISOLYSER CO, INC ............................              861,000
 11,159,854       JOHNSON & JOHNSON CO ........................          555,202,736
  1,113,800       MILLIPORE CORP ..............................           46,083,475
    124,300      oNEUROMEDICAL SYSTEMS, INC ...................            1,646,975
    110,000      oNOBEL BIOCARE AB ............................            1,933,219
    396,412       OWENS & MINOR, INC NEW ......................            4,063,223
    250,550      oPATTERSON DENTAL CO .........................            7,078,037
    306,600      oPHYSICIAN SALES & SERVICE, INC ..............            4,407,375
      4,050       RADIOMETER AS (CLASS B) .....................              240,298
     31,500      oSCHEIN (HENRY), INC .........................            1,082,812
    195,500      oSOFAMOR DANEK GROUP, INC ....................            5,962,750
    163,500      oTECNOL MEDICAL PRODUCTS, INC ................            2,472,937
    432,300       U.S. SURGICAL CORP ..........................           17,021,812
    366,200      oVENTRITEX, INC ..............................            9,017,675
                                                                     ---------------
                                                                       1,250,076,640
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 HEALTHCARE--OTHER--0.79%
    117,600      oACCESS HEALTH, INC ..........................      $     5,262,600
    344,000      oACUSON CORP .................................            8,385,000
    247,060      oADVANCED TECHNOLOGY
                   LABORATORIES, INC ..........................            7,658,860
    310,100      oADVANCED TISSUE SCIENCE CO ..................            2,965,331
    680,250       ALLERGAN, INC ...............................           24,233,906
     71,800      oAMERICAN DRUG CO ............................               17,950
     71,800      oAMERICAN DRUG CO WTS 8/05/98 ................                4,308
    225,200      oAMERICAN MEDICAL RESPONSE, INC ..............            7,319,000
    247,100       ARROW INTERNATIONAL, INC ....................            7,104,125
    216,433       BALLARD MEDICAL PRODUCTS CO .................            4,031,064
    555,800       BAUSCH & LOMB, INC ..........................           19,453,000
    161,373      oBEC GROUP, INC ..............................              847,208
  1,279,800       BIOMET, INC .................................           19,356,975
    400,100      oBIOWHITTAKER, INC ...........................            3,200,800
    985,778      oBOSTON SCIENTIFIC CORP ......................           59,146,680
    203,900      oCIRCON CORP .................................            3,109,475
     85,500      oCLINTRIALS INC ..............................            1,945,125
    133,812      oCORAM HEALTHCARE CORP .......................              669,060
    341,900      oCOVENTRY CORP ...............................            3,167,918
    134,400      oDATASCOPE CORP ..............................            2,688,000
    172,200       DIAGNOSTIC PRODUCTS CORP ....................            4,455,675
    181,300      oE-Z-EM, INC (CLASS A) .......................            2,152,937
    213,429      oE-Z-EM, INC (CLASS B) .......................            2,507,790
    784,996      oENZON, INC ..................................            2,305,925
    102,963      oEPITOPE, INC ................................            1,184,074
      8,600       ESSILOR INTERNATIONAL .......................            2,605,407
    901,437      oFRESENIUS MEDICAL CARE AG. ADR ..............           25,352,915
    109,000       FUKUDA DENSHI CO ............................            2,413,319
    282,200      oGENESIS HEALTH VENTURES, INC ................            8,783,475
    286,800       HILLENBRAND INDUSTRIES, INC .................           10,396,500
    385,200      oIDEXX LABORATORIES, INC .....................           13,867,200
     30,000     ~oINTERNATIONAL HYDRON
                   (LIQUIDATING TRUST) ........................                  600
     37,600       KINETIC CONCEPTS, INC .......................              460,600
        760       KURAYA CORP .................................                9,952
  9,204,829       LONDON INTERNATIONAL GROUP PLC ..............           26,227,452
     14,677      oLYNX THERAPEUTICS, INC ......................               58,708
    630,100      oMEDAPHIS CORP ...............................            7,049,243
    165,700      oMEDCO RESEARCH, INC .........................            1,739,850
  2,008,772       MEDTRONIC, INC ..............................          136,596,496
    414,000       MENTOR CORP .................................           12,213,000
    762,216      oNELLCOR PURITAN BENNETT, INC ................           16,673,475
    867,526       PALL CORP ...................................           22,121,913
     77,900      oPHYMATRIX CORP ..............................            1,110,075
    331,800      oPHYSICIAN RELIANCE NETWORK, INC .............            2,571,450
    190,000      oPHYSICIAN SUPPORT SYSTEMS, INC ..............            3,657,500
     37,000       PIGEON CORP .................................              516,383
    219,000      oRESEARCH MEDICAL, INC .......................            5,037,000
     16,000       SAGAMI RUBBER INDUSTRIES CO LTD .............               94,420
    308,360      oSPACELABS MEDICAL, INC ......................            6,321,380
    580,450      oST. JUDE MEDICAL, INC .......................           24,741,681
    436,272      oSTERIS CORP .................................           18,977,832
    722,100       STEWART ENTERPRISES, INC (CLASS A) ..........           24,551,400
    605,200       STRYKER CORP ................................           18,080,350
    328,200      oSUMMIT TECHNOLOGY, INC ......................            1,805,100
        879       SUN-S, INC ..................................                5,709
    108,300      oSUNRISE MEDICAL, INC ........................            1,719,262
    716,400      oSYBRON INTERNATIONAL CORP ...................           23,641,200
    223,900      oSYNETIC, INC ................................           10,859,150
    117,800      oTARGET THERAPEUTICS, INC ....................            4,947,600
    142,900      oTHERMO CARDIOSYSTEMS, INC ...................            4,287,000
     75,500      oTHERMOTREX CORP .............................            2,066,812
    112,100      oVIVUS, INC ..................................            4,063,625
                                                                     ---------------
                                                                         638,797,820
                                                                     ---------------
                 HEALTHCARE--SERVICE--1.58%
    195,200       ADAC LABORATORIES, INC NEW ..................            4,660,400
  2,357,921       AETNA, INC ..................................          188,633,680
    682,300      oAMERISOURCE HEALTH CORP (CLASS A) ...........           32,920,975
    419,400      oAPRIA HEALTHCARE GROUP, INC .................            7,863,750
    755,761      oBEVERLY ENTERPRISES CO ......................            9,635,952
  1,784,609       CARDINAL HEALTH, INC ........................          103,953,474
    174,100      oCERNER CORP .................................            2,698,550
  1,934,181      oCHIROSCIENCE GROUP PLC ......................           11,088,379
    163,900      oCOASTAL PHYSICIAN GROUP, INC ................              573,650
  6,306,499       COLUMBIA/HCA HEALTHCARE CORP ................          256,989,834
      6,000      oEXTENDICARE INC (MULTI-VTG) .................               70,912
     64,000      oEXTENDICARE INC (SUB-VTG)(CLASS A) ..........              754,067
     69,564      oFHP INTERNATIONAL CORP ......................            2,582,563
    500,850      oFOUNDATION HEALTH CORP ......................           15,901,987
    303,200      oFOXMEYER HEALTH CORP ........................              492,700
     21,000       FRESENIUS AG ................................            4,224,254
    256,600      oHEALTH CARE & RETIREMENT CORP ...............            7,345,175
     35,100       HEALTH CARE PROPERTY INVESTORS, INC .........            1,228,500
    771,900      oHEALTH MANAGEMENT
                   ASSOCIATES, INC (CLASS A) NEW ..............           17,367,750
    132,300      oHEALTH MANAGEMENT SYSTEMS, INC ..............            1,852,200
    453,200      oHEALTH SYSTEMS INTERNATIONAL, INC ...........           11,216,700
    433,927      oHEALTHCARE COMPARE CO .......................           18,387,656
    245,000      oHEALTHDYNE INFORMATION ENTERPRISES ..........            1,347,500
    502,800      oHEALTHSOURCE, INC ...........................            6,599,250
  1,208,625      oHEALTHSOUTH CORP ............................           46,683,140
    426,919      oHORIZON/CMS HEALTHCARE CORP .................            5,389,852
  1,586,932      oHUMANA, INC .................................           30,350,074
        200      oI-STAT CORP .................................                4,750
    195,200       INTEGRATED HEALTH SERVICES, INC .............            4,758,000
        200      oINTEGRATED SILICON SOLUTION, INC ............                1,725
    208,400       INVACARE CORP ...............................            5,731,000
    358,160      oLABORATORY CORP OF
                   AMERICA HOLDINGS ...........................            1,029,710
     75,098      oLABORATORY CORP OF
                   AMERICA HOLDINGS WTS 4/28/00 ...............                7,040
    467,000      oLINCARE HOLDINGS, INC .......................           19,147,000
    157,000      oLIVING CENTERS OF AMERICA, INC ..............            4,356,750
    305,300      oMAGELLAN HEALTH SERVICES, INC ...............            6,831,087
    518,050       MANOR CARE, INC .............................           13,987,350
    329,500      oMARINER HEALTH GROUP, INC ...................            2,759,562
    500,100      oMATRIA HEALTHCARE, INC ......................            2,375,475
     57,000      oMAXICARE HEALTH PLANS, INC ..................            1,268,250
     47,000      oMDS INC, (CLASS B) ..........................              809,221
  3,200,157      oMEDPARTNERS, INC ............................           67,203,297
    299,800      oMID ATLANTIC MEDICAL
                   SERVICES, INC ..............................            4,009,825
     78,590       MORRISON HEALTH CARE, INC ...................            1,159,202
     96,300      oMULTICARE COS, INC ..........................            1,950,075
     42,600       NICHII GAKKAN CO ............................            2,121,254
    376,700      oNOVACARE, INC ...............................            4,143,700
    155,700      oOCCUSYSTEMS, INC ............................            4,203,900
    620,200       OMNICARE, INC ...............................           19,923,925
    602,670      oORNDA HEALTHCORP ............................           17,628,097
    206,000      oORTHODONTIC CENTERS OF AMERICA, INC .........            3,296,000
    371,100      oOWEN HEALTHCARE, INC ........................            9,834,150
    872,000      oOXFORD HEALTH PLANS, INC ....................           51,066,500
    230,446      oPACIFICARE HEALTH SYSTEMS, INC
                   (CLASS A) ..................................           18,723,737
     59,646      oPACIFICARE HEALTH SYSTEMS, INC
                   (CLASS B) ..................................            5,084,821
     75,500      oPEDIATRIX MEDICAL GROUP, INC ................            2,793,500
    462,287      oPHYCOR, INC .................................           13,117,393
    270,600      oPHYSICIAN CORP OF AMERICA ...................            2,706,000
     24,700      oPHYSICIANS HEALTH SERVICES, INC
                   (CLASS A) ..................................              364,325
    205,200      oPHYSICIANS RESOURCE GROUP INC ...............            3,642,300
    188,000      oRENAL TREATMENT CENTERS, INC ................            4,794,000
    123,900      oROTECH MEDICAL CORP .........................            2,601,900
    218,700      oSAFEGUARD HEALTH ENTERPRISES, INC ...........            3,827,250
     73,900      oSIERRA HEALTH SERVICES, INC .................            1,819,787
    375,700      oSUN HEALTHCARE GROUP, INC ...................            5,071,950
    384,000      oSUNQUEST INFORMATION SYSTEMS, INC ...........            5,472,000
  2,052,728      oTENET HEALTHCARE CORP .......................           44,903,425
     30,400      oTOTAL RENAL CARE HOLDINGS, INC ..............            1,102,000
    392,597      oTRANSITIONAL HOSPITALS CORP .................            3,778,746
  1,433,394       UNITED HEALTHCARE CORP ......................           64,502,730
    209,500      oUNIVERSAL HEALTH SERVICES, INC ..............            5,996,937
    375,932      oVALUE HEALTH, INC ...........................            7,330,674
    676,588      oVENCOR, INC .................................           21,397,095
     89,400      oVISX, INC ...................................            1,977,975
     97,500       VITAL SIGNS, INC ............................            2,535,000
    576,133      oVIVRA, INC ..................................           15,915,674
    172,553      oWELLPOINT HEALTH NETWORKS, INC ..............            5,931,509
                                                                     ---------------
                                                                       1,285,810,497
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                HOUSEHOLD--CONSUMER
                 ELECTRONICS--0.21%
    619,000       CASIO COMPUTER CO LTD .......................        $   4,778,085
      1,155       FUJI DENKI REIKI CO LTD .....................               10,845
    249,880       HARMAN INTERNATIONAL
                   INDUSTRIES, INC ............................           13,899,575
  3,571,854       MATSUSHITA ELECTRIC
                   INDUSTRIAL CO LTD ..........................           58,158,176
     60,335       MATSUSHITA ELECTRIC
                   INDUSTRIAL CO LTD ADR ......................            9,849,688
    164,582       PIONEER ELECTRONIC CORP .....................            3,133,501
  2,744,400       SANYO ELECTRIC CO LTD .......................           11,348,642
    741,120       SHARP CORP ..................................           10,534,835
    745,220       SONY CORP ...................................           48,728,333
    207,800       SUN TELEVISION & APPLIANCES, INC ............              493,525
    294,000       UNIDEN CORP .................................            3,875,199
        460       VICTOR CO OF JAPAN LTD ......................                4,557
    443,822      oZENITH ELECTRONICS CORP .....................            4,826,564
                                                                     ---------------
                                                                         169,641,525
                                                                     ---------------
                 HOUSEHOLD--DURABLE GOODS--0.39%
    147,662       BASSETT FURNITURE INDUSTRIES, INC ...........            3,617,719
    871,800       BLACK & DECKER CORP .........................           26,262,975
  1,051,800       CERAMCO CORP LTD ............................            1,003,322
    171,200       DYNAMICS CORP OF AMERICA ....................            4,836,400
    108,674       ELECTROLUX AB SERIES B ......................            6,302,719
  1,606,308       EMAIL LTD ...................................            5,192,874
    174,800       FEDDERS CORP ................................            1,092,500
    152,950       FEDDERS CORP (CLASS A) ......................              764,750
    907,544       FISHER & PAYKEL INDUSTRIES LTD ..............            3,559,051
    684,500      oGENTEX CORP .................................           13,775,562
    131,000       INDUSTRIE NATUZZI S.P.A. ADR ................            3,013,000
    237,567      oLADD FURNITURE, INC .........................            3,474,417
  1,068,200       LEGGETT & PLATT, INC ........................           36,986,425
  1,236,803       MAYTAG CO ...................................           24,426,859
     29,400       NATIONAL PRESTO INDUSTRIES, INC .............            1,098,825
  1,433,662       NEWELL COS, INC .............................           45,160,353
        670       RINNAI CORP .................................               13,448
    987,900       SHAW INDUSTRIES, INC ........................           11,607,825
    559,800       STANLEY WORKS CO ............................           15,114,600
  2,833,400       SUNBEAM CORP ................................           72,960,050
    574,000       TAKARA STANDARD CO ..........................            4,771,934
    613,700       WHIRLPOOL CORP ..............................           28,613,762
                                                                     ---------------
                                                                         313,649,370
                                                                     ---------------
                 HOUSEHOLD--PRODUCTS--1.80%
     47,800       AMSTRAD PLC .................................              119,837
        800       AMWAY JAPAN CO ..............................               25,638
    519,413       APTARGROUP, INC .............................           18,309,308
     11,636       BIC S.A .....................................            1,741,325
      1,500      oBRIGHTPOINT, INC ............................               44,625
    123,400       CHURCH & DWIGHT CO, INC .....................            2,822,775
    281,133       CLOROX CO ...................................           28,218,724
  1,263,186       COLGATE PALMOLIVE CO ........................          116,528,908
    973,200       DIAL CORP ...................................           14,354,700
     60,500       EKCO GROUP, INC .............................              264,687
    259,500      oFIRST ALERT, INC ............................              875,812
    395,300       FIRST BRANDS CORP ...........................           11,216,637
    162,200       GENERAL HOUSEWARES CORP .....................            1,581,450
     12,300       HERBALIFE INTERNATIONAL, INC ................              401,287
  1,063,183       KAO CORP ....................................           12,365,084
  3,776,173       KIMBERLY-CLARK CORP .........................          359,680,478
     80,000       KIMBERLY CLARK DE MEXICO S.A
                   DE CV SERIES A .............................            1,580,290
    270,053       LANCASTER COLONY CORP .......................           12,422,438
    940,916       LION CORP ...................................            4,660,945
    150,000       MOVADO GROUP, INC ...........................            4,087,500
    504,296       NORITAKE CO LTD .............................            4,196,796
    440,400      oPERRIGO CO ..................................            4,018,650
    564,800       PREMARK INTERNATIONAL, INC ..................           12,566,800
      8,500     ~oPRIPPS RINGES AB ............................              115,773
  7,100,808       PROCTER & GAMBLE CO .........................          763,336,860
  1,058,100       RUBBERMAID, INC .............................           24,071,775
    301,300      oSCOTTS CO (CLASS A) .........................            5,988,337
      1,100       SMH AG. (BR) ................................              675,827
     22,532       SMH AG. (REGD) ..............................            3,204,955
    120,400       STANHOME, INC ...............................            3,190,600
    770,380      oSWEDISH MATCH CO ............................            2,707,842
    263,300       TAMBRANDS, INC ..............................           10,762,387
    204,880       THOMAS INDUSTRIES, INC ......................            4,276,870
    574,600       TUPPERWARE CORP .............................           30,812,925
     38,000       UNI CHARM CORP ..............................              929,730
     63,200      oUSA DETERGENTS, INC .........................            2,630,700
                                                                     ---------------
                                                                       1,464,789,275
                                                                     ---------------
                 INSURANCE--BROKERS &
                  OTHER--0.24%
     96,600      oABR INFORMATION SERVICES, INC ...............            3,803,625
    155,000       ACE LTD .....................................            9,319,375
    502,400       ALEXANDER & ALEXANDER SERVICES, INC .........            8,729,200
    153,200       CRAWFORD & CO (CLASS A) .....................            3,312,950
    126,000       CRAWFORD & CO (CLASS B) .....................            2,882,250
  1,315,098       EQUIFAX, INC ................................           40,274,876
    376,100       GALLAGHER (ARTHUR J.) & CO ..................           11,659,100
    373,600       JOHN ALDEN FINANCIAL CORP ...................            6,911,600
     16,500      oMARSCHOLLEK LAUT UND PARTNER ................            2,580,299
    542,360       MARSH & MCLENNAN COS, INC ...................           56,405,440
    359,900       MBIA, INC ...................................           36,439,875
     65,200       NORRELL CORP ................................            1,776,700
    283,700      oQUORUM HEALTH GROUP, INC ....................            8,440,075
                                                                     ---------------
                                                                         192,535,365
                                                                     ---------------
                 INSURANCE--LIFE--0.59%
    252,200       AMERICAN NATIONAL INSURANCE CO ..............           18,599,750
    224,200      oAMERIN CORP .................................            5,773,150
    759,300       AON CORP ....................................           47,171,512
    406,300       ARGONAUT GROUP, INC .........................           12,493,725
    164,700       BERKLEY (W.R.) CORP .........................            8,358,525
    560,606       CONSECO, INC ................................           35,738,632
    370,000       EQUITABLE COS, INC ..........................            9,111,250
    190,100       EQUITABLE OF IOWA COS NEW ...................            8,720,837
    130,599       IRISH LIFE PLC ..............................              606,786
    632,950       JEFFERSON-PILOT CORP ........................           35,840,793
    505,347       LEGAL & GENERAL GROUP PLC ...................            3,217,057
     74,375       LIBERTY LIFE ASSOCIATION OF
                   AFRICA LTD .................................            1,864,340
    500,000      oMEDIOLANUM S.P.A ............................            4,724,440
    180,000       METROPOLITAN LIFE LTD .......................              257,829
     24,600       PROTECTIVE LIFE CORP ........................              980,925
    305,875       PROVIDENT COS, INC ..........................           14,796,703
    967,900       PROVIDIAN CORP ..............................           49,725,862
  1,371,215       PRUDENTIAL CORP PLC .........................           11,533,343
    636,578       RELIANCE GROUP HOLDINGS, INC ................            5,808,774
    469,015       RELIASTAR FINANCIAL CORP ....................           27,085,616
    266,384       SEAFIELD CAPITAL CORP .......................           10,322,380
     13,500       SOUTHERN LIFE ASSOCIATION LTD ...............              115,446
    957,774       SUNAMERICA, INC .............................           42,501,221
    903,350       TORCHMARK CORP ..............................           45,619,175
    700,600       UNUM CORP ...................................           50,618,350
    262,050       USLIFE CORP .................................            8,713,162
     41,600       VESTA INSURANCE GROUP, INC ..................            1,305,200
    291,719       WASHINGTON NATIONAL CORP ....................            8,022,272
    431,100       WESTERN NATIONAL CORP .......................            8,298,675
                                                                     ---------------
                                                                         477,925,730
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 INSURANCE--MULTI-LINE,
                  PROPERTY & CASUALTY--3.01%
    307,200       20TH CENTURY INDUSTRIES .....................      $     5,184,000
      1,800       AACHENER & MUNCHENER
                   BERTEIL (REGD) .............................            1,284,796
  1,488,523       AFLAC, INC ..................................           63,634,358
      9,300      oAGF UNION-FENIX .............................               81,865
     18,662       ALLEANZA ASSICURAZIONI (S/S) NON CV .........               93,324
    127,207      oALLEGHANY CORP (DELAWARE) ...................           26,967,884
     33,482       ALLIANZ AG. (REGD) ..........................           60,832,896
    147,300       ALLIED GROUP, INC ...........................            4,805,662
    145,700       ALLMERICA FINANCIAL CORP ....................            4,880,950
        600       ALLMERICA PROPERTY &
                   CASUALTY COS, INC ...........................              18,225
  5,369,153       ALLSTATE CORP ...............................          310,739,729
    552,600       AMERICAN BANKERS INSURANCE
                   GROUP, INC .................................           28,251,675
  3,267,984       AMERICAN INTERNATIONAL GROUP, INC ...........          353,759,268
  2,125,283       ASSICURAZIONI GENERALI S.P.A ................           40,205,041
     62,062      oASSICURAZIONI GENERALI S.P.A.
                   WTS 4/30/01 ................................            1,100,551
     15,725       ASSUR STAD ROTTERDAM NV .....................              620,891
    405,053       AXA S.A .....................................           25,711,209
    134,800       AYUDHYA INSURANCE CO LTD (FR) ...............            1,040,978
     19,000       CHIYODA FIRE & MARINE
                   INSURANCE CO LTD ...........................               85,770
  1,440,000       CHUBB CORP ..................................           77,400,000
    826,978       CIGNA CORP ..................................          112,985,869
    298,487       CINCINNATI FINANCIAL CORP ...................           19,364,344
    205,600      oCNA FINANCIAL CORP ..........................           21,999,200
     46,220       COLONIA KONZERN AG. (REGD) ..................            3,808,927
    283,154       COMMERICAL UNION
                   ASSURANCE CO LTD ...........................            3,311,977
      7,625       CORPORACION MAPFRE S.A ......................              463,692
      2,900       EA-GENERALI AG ..............................              856,126
    479,200       EVEREST REINSURANCE
                   HOLDINGS, INC ..............................           13,777,000
    125,706       FAI INSURANCES LTD ..........................               71,890
      7,850      oFAIRFAX FINANCIAL HOLDINGS LTD ..............            1,660,829
    166,744       FIRST AMERICAN FINANCIAL CORP ...............            6,857,347
    387,400       FOREMOST CORP OF AMERICA ....................           23,244,000
     57,156       FORTIS AG ...................................            9,158,870
      1,761      oFORTIS AG NPV (STRIP VVPR) ..................                  887
    733,580       FREMONT GENERAL CORP ........................           22,740,980
      5,428      oGEFION FINANCE CORP .........................              115,941
    817,700       GENERAL REINSURANCE CORP ....................          128,992,175
  1,992,369       GIO AUSTRALIAN HOLDINGS LTD .................            5,095,774
      5,520      oGROUPE DES ASSURANCES NATIONALE .............              111,487
    393,884       GUARDIAN ROYAL EXCHANGE
                   ASSURANCE PLC ..............................            1,883,980
      3,000     xoHAFNIA HOLDINGS AS (REGD) (CLASS A) .........                    0
      2,490     xoHAFNIA HOLDINGS AS (REGD) (CLASS B) .........                    0
    211,800       HARTFORD STEAM BOILER &
                   INSURANCE CO ...............................            9,822,225
     11,700       HCC INSURANCE HOLDINGS, INC .................              280,800
     85,331      oHIGHLANDS INSURANCE GROUP, INC ..............            1,727,952
    452,033       HIH WINTERHUR INTERNATIONAL
                   HOLDINGS LTD ...............................            1,131,006
    110,600       HORACE MANN EDUCATORS CORP ..................            4,465,475
  1,527,372       ING GROEP NV ................................           54,921,157
  9,600,000       INSTITUTO NAZIONALE DELLE
                   ASSICURAZION ...............................           12,481,996
    268,300      oINSURANCE AUTO AUCTIONS, INC ................            2,548,850
     35,000       INTEGON CORP ................................              621,250
    961,236       ITT HARTFORD GROUP, INC .....................           64,883,430
     50,000       KOA FIRE & MARINE INSURANCE CO LTD ..........              242,081
    248,740       LAWYERS TITLE CORP ..........................            4,881,522
  1,194,100       LINCOLN NATIONAL CORP .......................           62,690,250
  3,216,000       MALAYSIA ASSURANCE ALLIANCE BERHAD ..........           15,662,950
     29,298       MAPFRE VIDA S.A .............................            2,027,187
     48,500       MERCURY GENERAL CORP NEW ....................            2,546,250
    240,300       MGIC INVESTMENT CORP ........................           18,262,800
     53,800       MID OCEAN LTD ...............................            2,824,500
     28,500       MILANO ASSICURAZIONI ........................               77,637
      7,125       MILANO ASSICURAZIONI DI RISP ................               13,314
    804,300       MITSUI TAISHO MARINE & FIRE CO LTD ..........            4,316,794
     10,676       MUNCHENER RUECKVERSICHERUNGS-
                   GESELLSCHAFT (REGD) (P/P) ..................           26,636,305
        364      oMUNCHENER RUECKVERSICHERUNGS-
                   GESELLSCHAFT (REGD) (P/P) WTS 3/13/98 ......               76,054
    613,200       NAC RE CORP .................................           20,772,150
    229,550       NICHIDO FIRE & MARINE
                   INSURANCE CO LTD ...........................            1,305,198
  2,592,650       NIPPON FIRE & MARINE
                   INSURANCE CO LTD ...........................           11,726,231
    387,500       OHIO CASUALTY CORP ..........................           13,756,250
    834,590       OLD REPUBLIC INTERNATIONAL
                   CORP .......................................           22,325,282
    558,606       ORION CAPITAL CORP ..........................           34,144,791
  3,975,000       PACIFIC & ORIENT BERHAD .....................            9,601,064
    374,850       PROGRESSIVE CORP ............................           25,255,518
    962,926       QBE INSURANCE GROUP LTD .....................            5,070,969
    458,919       RAS S.P.A ...................................            4,272,857
     19,600      oRAS S.P.A. WTS 12/31/97 .....................               54,166
  3,352,007       ROYAL & SUN ALLIANCE INSURANCE
                   GROUP PLC ..................................           25,497,807
     19,000       ROYALE BELGE VIE ACCIDENTS ..................            3,917,934
  1,102,300       SAFECO CORP .................................           43,471,956
     50,000       SAI S.P.A ...................................              460,600
      6,000       SAMPO INSURANCE CO SERIES A .................              472,554
     18,935       SCHWEIZERISCHE RUCKVERSICHERUNG
                   (REGD)......................................           20,150,530
    231,489       SEDGWICK GROUP LTD ..........................              520,933
    531,000       SELECTIVE INSURANCE GROUP, INC ..............           20,178,000
    171,833       SKANDIA FORSAKRINGS AB ......................            4,857,032
    945,240       ST. PAUL COS, INC ...........................           55,414,695
    454,000      oUNI-STOREBRAND AS SERIES A ..................            2,630,684
                  PROPERTY & CASUALTY--(CONTINUED)
  2,423,365       SUMITOMO MARINE &
                   FIRE INSURANCE CO ..........................           15,031,648
  3,141,822       TOKIO MARINE & FIRE INSURANCE CO LTD ........           29,502,808
    666,600       TRANSAMERICA CORP ...........................           52,661,400
  6,118,428       TRAVELERS GROUP, INC ........................          277,623,670
    184,600       TRAVELERS/AETNA PROPERTY
                   CASUALTY CORP ..............................            6,530,225
    100,500      oUICI ........................................            3,266,250
    128,501       UNION DES ASSURANCES DE PARIS S.A ...........            3,200,906
     59,950       UNION DES ASSURANCES FEDERALES ..............            7,380,161
    406,800       UNITRIN, INC ................................           22,679,100
    475,600       USF&G CORP ..................................            9,928,150
    170,750       WILLIS CORROON GROUP PLC ....................              410,547
     54,722       ZURICH INSURANCE CO (REGD) ..................           15,159,812
                                                                     ---------------
                                                                       2,445,574,030
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 LEISURE TIME--1.19%
    146,100      oACCLAIM ENTERTAINMENT, INC ..................       $      474,825
    134,750      oAMC ENTERTAINMENT, INC ......................            1,937,031
     64,300      oANCHOR GAMING CO ............................            2,588,075
    788,700       ARCTIC CAT, INC .............................            7,788,412
    187,200      oARGOSY GAMING CORP ..........................              865,800
        500       AUTHENTIC FITNESS CORP ......................                6,000
    427,000      oAUTOTOTE CORP (CLASS A) .....................              613,812
     67,050      oBALLY TOTAL FITNESS HOLDINGS CORP ...........              532,209
     44,000      oBELL SPORTS CORP ............................              264,000
     99,791      oBERLITZ INTERNATIONAL, INC NEW ..............            2,083,137
      3,000      oBOYD GAMING CORP ............................               24,750
  1,051,300       BRUNSWICK CORP ..............................           25,231,200
    505,800       CALLAWAY GOLF CO ............................           14,541,750
  1,051,100       CARNIVAL CORP (CLASS A) .....................           34,686,300
     96,750      oCASINO AMERICA, INC .........................              308,390
    219,300      oCASINO MAGIC CORP ...........................              541,396
     33,060      oCHARTWELL LEISURE, INC ......................              454,575
        559      oCHRIS CRAFT INDUSTRIES, INC .................               23,408
    958,384      oCIRCUS CIRCUS ENTERPRISES, INC ..............           32,944,450
    227,300       COACHMEN INDUSTRIES, INC ....................            6,449,637
  6,766,410       DISNEY (WALT) CO ............................          471,111,296
    246,540       EMI GROUP PLC ...............................            5,822,273
    282,000      oGALOOB TOYS, INC ............................            3,948,000
     55,118       GAUMONT S.A .................................            4,558,884
     44,080      oGC COS, INC .................................            1,526,270
    236,500       GENTING BERHAD ..............................            1,629,419
    687,227       GRANADA GROUP LTD (CLASS A) .................           10,131,684
    434,500      oGRAND CASINOS, INC ..........................            5,865,750
    366,400      oGTECH HOLDINGS CORP .........................           11,724,800
  1,044,600      oHARRAHS ENTERTAINMENT, INC ..................           20,761,425
    721,576       HASBRO, INC .................................           28,051,267
    212,500      oHOLLYWOOD ENTERTAINMENT CORP ................            3,931,250
    219,500      oHOLLYWOOD PARK, INC .........................            3,292,500
    290,525       HUFFY CORP ..................................            4,176,296
    944,188       INTERNATIONAL GAME TECHNOLOGY CO ............           17,231,431
    526,600       JOSTENS, INC ................................           11,124,425
    424,358       K2, INC .....................................           11,669,845
    274,100       KIMBALL INTERNATIONAL, INC (CLASS B) ........           11,340,887
     36,000       KONAMI CO LTD ...............................            1,225,053
        800       KUONI REISEN HOLDINGS (REGD)
                   (CLASS B) ..................................            1,936,253
  5,921,024       LADBROKE GROUP PLC ..........................           23,406,417
    611,250       MAGNUM CORP BERHAD ..........................            1,185,952
  2,279,558       MATTEL, INC .................................           63,257,734
  1,141,200      oMIRAGE RESORT, INC ..........................           24,678,450
     49,800       NAMCO LTD ...................................            1,523,045
     14,300       NATIONAL GOLF PROPERTIES, INC ...............              452,237
     86,000       NINTENDO CO LTD .............................            6,141,978
    178,100       OUTBOARD MARINE CORP ........................            2,938,650
    370,500      oPLAYERS INTERNATIONAL, INC ..................            1,991,437
    347,600      oPRESIDENT CASINOS, INC ......................              238,975
    143,000      oPRIMADONNA RESORTS, INC .....................            2,431,000
    339,000      oRANK GROUP PLC ..............................            2,526,469
    353,200      oREGAL CINEMAS, INC ..........................           10,860,900
     25,000       SALOMON S.A .................................            2,139,916
        700       SANKYO CO LTD ...............................               20,443
     63,700      oSCIENTIFIC GAMES HOLDINGS CORP ..............            1,703,975
     99,012       SEGA ENTERPRISES LTD ........................            3,326,654
     54,000       SHIMANO, INC ................................              916,463
     37,300       SHOCHIKU CO LTD .............................              321,339
     28,400       SHOWBOAT, INC ...............................              489,900
    126,750     xoSLM INTERNATIONAL, INC ......................               13,942
     68,800      oSODAK GAMING, INC ...........................            1,057,800
        850       SONY MUSIC ENTERTAINMENT INC ................               33,538
     17,000      oSPEEDWAY MOTORSPORTS, INC ...................              357,000
     57,100      oSPELLING ENTERTAINMENT GROUP, INC ...........              421,112
    288,500      oSPORTS & RECREATION, INC ....................            2,235,875
    284,900      oSTATION CASINOS, INC ........................            2,884,612
    360,700       STRUM, RUGER & CO, INC ......................            6,988,562
  2,108,000      oSYDNEY HARBOUR CASINO HOLDINGS LTD ..........            3,248,305
    125,000      oTABCORP HOLDINGS LTD ........................              595,725
  1,015,349      oTHORN PLC ...................................            4,369,980
     44,754       TOHO CO LTD .................................            6,477,335
    279,400      oTRUMP HOTEL & CASINO RESORT, INC ............            3,352,800
    506,500       WINNEBAGO INDUSTRIES, INC ...................            3,672,125
    474,100      oWMS INDUSTRIES, INC .........................            9,482,000
    622,049       ZIMBABWE SUN LTD ............................              232,783
     40,601       ZODIAC S.A ..................................           12,386,158
                                                                     ---------------
                                                                         971,779,751
                                                                     ---------------
                 MACHINERY--1.73%
    334,700       AGCO CORP ...................................            9,580,787
     36,600       AIDA ENGINEERING LTD ........................              231,121
    391,744       AMADA CO LTD ................................            3,037,387
        220       AMADA METRECS CO LTD ........................                2,009
     44,200       AMANO CORP ..................................              472,170
    284,010       ATLAS COPCO AB SERIES A FREE ................            6,863,169
     24,500       ATLAS COPCO AB SERIES B FREE ................              595,636
  3,182,844       AUSTRALIAN NATIONAL INDUSTRIES LTD ..........            3,160,166
    295,225       BEARINGS, INC NEW ...........................            8,229,396
     12,000       BOMBARDIER, INC (CLASS A) ...................              221,930
    392,252       BOMBARDIER, INC (CLASS B) ...................            7,240,076
      6,000     xoBREMER VULKAN AG ............................                9,538
    302,072       BRIGGS & STRATTON CORP ......................           13,291,168
    433,000       BROTHERS INDUSTRIES LTD .....................            1,865,147
    172,000       BW/IP HOLDINGS, INC .........................            2,838,000
  1,862,300       CATERPILLAR, INC ............................          140,138,075
    343,700       CINCINNATI MILACRON, INC ....................            7,518,437
    266,000      oCOGNEX CORP .................................            4,921,000
    190,650       COMMERCIAL INTERTECH CORP ...................            2,597,606
     33,000       CONSTRUCCIONES Y AUXILIAR DE
                   FERROCARRILES S.A ..........................            1,248,223
    282,198      oCOOPER CAMERON CORP .........................           21,588,147
    692,145       COOPER INDUSTRIES, INC ......................           29,156,608
    198,505       DAIFUKU CO LTD ..............................            2,496,776
    390,000       DAIKIN INDUSTRIES LTD .......................            3,460,645
    265,000       DANIELI & CO ................................            2,179,625
  3,515,973       DEERE & CO ..................................          142,836,403
    142,000       DELTA & PINE LAND CO ........................            4,544,000
    889,100       DOVER CORP ..................................           44,677,275
    214,900       DURIRON CO, INC .............................            5,829,162
    199,560       EBARA CORP ..................................            2,596,006
     19,000       FAG KUGELFISCHER (GEORG)
                   SCHAEFER AG ................................              258,289
    419,984       FANUC LTD ...................................           13,423,381

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 MACHINERY--(C0NTINUED)
    409,014       FEDERAL SIGNAL CORP .........................      $    10,583,237
     53,000       FINNING LTD .................................            1,127,124
        140       FISCHER (GEORGE) LTD (BR) ...................              144,921
         28       FISCHER (GEORGE) LTD (REGD) .................                5,734
  2,915,873       FKI PLC .....................................           10,079,665
      3,700       FLS INDUSTRIES AS (CLASS B) .................              473,562
  2,367,267     +oFMC CORP NEW ................................          166,004,598
    172,800      oFSI INTERNATIONAL, INC ......................            2,592,000
      2,200       FUJI TEC CO LTD .............................               21,985
     20,000      oFUKUSIMA INDUSTRIES .........................              513,454
    193,200       GATX CORP ...................................            9,370,200
    221,600       GIDDINGS & LEWIS, INC .......................            2,853,100
    353,900       GOULDS PUMPS, INC ...........................            8,117,581
    311,900       GREENFIELD INDUSTRIES, INC ..................            9,551,937
    442,600       HARNISCHFEGER INDUSTRIES, INC ...............           21,300,125
    207,400       HARSCO CORP .................................           14,206,900
    720,000       ILLINOIS TOOL WORKS, INC ....................           57,510,000
    136,800       IMI PLC .....................................              879,067
        943       INDUSTRIE-WERKE KARLSRUHE
                   AUGSBURG AG ................................              223,343
    819,500       INGERSOLL-RAND CO ...........................           36,467,750
    118,000      oINTEGRATED PROCESS EQUIPMENT CORP ...........            2,124,000
     26,000      oINTERVOICE, INC .............................              318,500
    510,700       JLG INDUSTRIES, INC .........................            8,171,200
     30,000       KALMAR INDUSTRIES AB ........................              498,682
    220,800       KAYDON CORP .................................           10,405,200
    366,020       KENNAMETAL, INC .............................           14,229,027
    253,317       KEYSTONE INTERNATIONAL, INC .................            5,098,004
     21,750      oKLOECKNER HUMBOLDT-DEUTZ AG .................               98,793
  1,661,950       KOMATSU LTD .................................           13,601,814
    239,660       KOMORI CORP .................................            5,079,090
    354,000       KOYO SEIKO CO LTD ...........................            2,927,721
  2,881,000       KUBOTA CORP .................................           13,874,276
     51,700       KURITA WATER INDUSTRIES LTD .................            1,042,225
     12,735       KVAERNER INDUSTRIER AS SERIES A .............              619,258
      3,935       KVAERNER INDUSTRIER AS SERIES B .............              170,700
    157,500       LAWSON PRODUCTS, INC ........................            3,445,312
     11,693       LINDE AG ....................................            7,132,189
     20,000      oLUCASVARITY PLC ADR .........................              760,000
     61,500       MADECO S.A. ADR .............................            1,491,375
     79,600       MAGNA INTERNATIONAL, INC ....................            4,428,028
     98,130       MAKINO MILLING MACHINE CO LTD ...............              624,743
    130,500       MAKITA CORP .................................            1,821,297
     15,800       MAN AG. (STAMM) .............................            3,824,150
    215,550       MANITOWOC, INC ..............................            8,729,775
     81,602       MANNESMANN AG ...............................           35,317,968
    125,300       MEASUREX CORP ...............................            3,007,200
     11,000       METRA CO SERIES B ...........................              615,752
     98,700       MINE SAFETY APPLIANCE CO ....................            5,255,775
  7,430,000       MITSUBISHI HEAVY INDUSTRIES LTD .............           58,888,694
    290,000       MIURA KOGYO .................................            3,672,574
    283,500      oMOLTEN METAL TECHNOLOGY, INC ................            3,331,125
    210,000       MORI SEIKI CO LTD ...........................            2,894,640
    414,600       NEWPORT CORP ................................            3,679,575
    316,037      oNEWPORT NEWS SHIPBUILDING, INC ..............            4,740,555
    131,000      oNIIGATA ENGINEERING CO LTD ..................              365,655
      5,000       NIKKO CO LTD ................................               29,764
     69,680       NIPPON SHARYO LTD ...........................              498,243
     64,000       NITTO KOHKI CO LTD ..........................            2,288,144
    186,800       NORDSON CORP ................................           11,908,500
    116,900      oNOVELLUS SYSTEMS, INC .......................            6,334,518
    647,600       NSK LTD .....................................            3,916,509
    604,700       NTN TOYO BEARING CO LTD .....................            3,281,979
    228,900       OKUMA CORP ..................................            1,822,103
    550,137       OYL INDUSTRIES BERHAD .......................            5,772,569
    781,500       PARKER-HANNIFIN CORP ........................           30,283,125
 12,736,000       POKPHAND (C.P.) CO LTD ......................            4,980,770
         90       RHEINELEKTRA AG .............................               71,831
    190,800       ROPER INDUSTRIES, INC NEW ...................            7,465,050
        500       SAKAI HEAVY INDUSTRIES LTD ..................                3,114
    400,000       SANDEN CORP .................................            3,197,888
      5,000      oSAURER AG. (REGD) ...........................            2,159,667
         98       SCHINDLER HOLDINGS LTD (PT CERT) ............              106,188
        460       SCHINDLER HOLDINGS LTD (REGD) ...............              469,318
     87,000       SEMBAWANG CORP ..............................              460,251
        720       SHIN NIPPON MACHINERY CO LTD ................                4,466
    191,692       SIDEL S.A ...................................           13,163,425
     28,000       SMC .........................................            1,879,103
    400,808       SMITH (HOWARD) LTD ..........................            3,295,044
    220,800       STEWART & STEVENSON SERVICES, INC ...........            6,430,800
     17,257       STORK NV ....................................              607,557
     64,894      oSTRATTEC SECURITY CORP ......................            1,184,315
      4,679       SULZER WINTERTHUR AG. (PT CERT) .............            2,494,910
        840       SULZER WINTERTHUR AG. (REGD) ................              483,557
    249,760      oSUMITOMO HEAVY INDUSTRIES LTD ...............              757,392
    551,200       SUNDSTRAND CORP .............................           23,426,000
     27,000       SVENKA KULLAGERFABRIKEN AB SERIES B .........              638,621
     20,000       SVENSKA KULLAGERFABRIKEN AB
                   SERIES A FREE ...............................              458,407
    148,000       TAKUMA CO LTD ...............................            1,619,275
    164,700       TECUMSEH PRODUCTS CO (CLASS A) ..............            9,449,662
     31,600       TECUMSEH PRODUCTS CO (CLASS B) ..............            1,797,250
    198,150       TELEFLEX, INC ...............................           10,328,568
    222,100       TENNANT CO ..................................            6,107,750
    902,080      oTHERMO ELECTRON CORP ........................           37,210,800
    195,722       TI GROUP PLC ................................            1,949,345
    300,061       TIMKEN CO ...................................           13,765,298
    226,250       TOMRA SYSTEMS AS ............................            3,525,517
    184,350       TORO CO .....................................            6,728,775
     61,600       TOYO KANETSU K.K ............................              213,334
    360,250       TOYOTA AUTOMATIC LOOM WORKS LTD .............            6,734,711
  2,542,000       TRACTORS MALAYSIA HOLDINGS BERHAD ...........            4,770,965
    165,300       TRIMAS CORP .................................            3,946,537
    410,200       TRINITY INDUSTRIES, INC .....................           15,382,500
    312,700       TRINOVA CORP ................................           11,374,462
    331,000       TSUBAKIMOTO CHAIN CO ........................            1,767,970
        200       TSUBAKIMOTO MACHINERY &
                   ENGINE CO LTD ..............................                  847
     32,000       TSUGAMI CORP ................................               92,352
    105,300      oULTRATECH STEPPER, INC ......................            2,500,875
     38,000       UNITED DOMINION INDUSTRIES LTD ..............              894,068
      6,000       VA TECHNOLOGIE AG. (BR) .....................              940,724
    183,800       VALMET OY SERIES A ..........................            3,230,161
    131,000       VICKERS PLC .................................              571,659
    494,000       WATTS INDUSTRIES, INC (CLASS A) .............           11,794,250
        800       YOKOHAMA RUBBER CO LTD ......................                3,714
    490,800       YORK INTERNATIONAL CORP .....................           27,423,450
     27,453       ZARDOYA OTIS S.A ............................            3,186,985
    167,700       ZURN INDUSTRIES, INC ........................            4,381,162
                                                                     ---------------
                                                                       1,402,984,607
                                                                     ---------------
                 METALS--ALUMINUM--0.24%
    313,000      oACX TECHNOLOGIES, INC .......................            6,220,875
    278,800       ALCAN ALUMINIUM CO LTD ......................            9,407,234
     35,065       ALCAN ALUMINIUM CO LTD (U.S.) ...............            1,179,060
    406,097      oALUMAX, INC .................................           13,553,487
  1,206,000       ALUMINUM CO OF AMERICA ......................           76,882,500
        583       ALUSUISSE LONZA HOLDINGS AG. (BR) ...........              454,573
     75,449       ALUSUISSE LONZA HOLDINGS AG. (REGD) .........           59,952,436
    123,600       INTERNATIONAL ALUMINUM CORP .................            3,151,800
    119,100      oKAISER ALUMINUM CORP ........................            1,384,537
    313,890       REYNOLDS METALS CO ..........................           17,695,548
     83,440       TOYO SEIKAN KAISHA LTD ......................            2,005,551
                                                                     ---------------
                                                                         191,887,601
                                                                     ---------------



                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 METALS--GOLD--0.28%
      4,000       AGNICO EAGLE MINES LTD ......................        $      56,175
    626,601      oAMAX GOLD, INC ..............................            3,994,581
    109,767      oAVGOLD LIMITED ..............................              293,337
    260,979       BARRICK GOLD CORP ...........................            7,473,132
     60,000       BARRICK GOLD CORP (U.S.) ....................            1,725,000
  1,385,550       BATTLE MOUNTAIN GOLD CO .....................            9,525,656
     63,200       BEATRIX MINES LTD ...........................              395,210
     37,000       CAMBIOR, INC ................................              545,268
    102,200       COEUR DALENE MINES CORP .....................            1,545,775
    161,000      oDELTA GOLD NL ...............................              301,802
     35,000      oDOMINION MINING LTD .........................               26,132
     17,500      oDOMINION MINING LTD WTS 12/31/98 ............                6,811
     31,700       DRIEFONTEIN CONSOLIDATED LTD ................              333,772
     45,000       ECHO BAY MINES LTD ..........................              298,752
    294,800       ECHO BAY MINES LTD (U.S.) ...................            1,953,050
     80,000      oEUOR-NEVADA MINING CORP .....................            2,387,100
    632,328       FREEPORT MCMORAN COPPER &
                   GOLD, INC (CLASS A) ........................           17,784,225
    938,164       FREEPORT-MCMORAN COPPER &
                   GOLD INC, (CLASS B) ........................           28,027,649
     33,000       FREESTATE CONSOLIDATED
                  GOLDMINES LTD ...............................              241,635
    383,235      oGETCHELL GOLD CORP ..........................           14,706,643
     10,300       GOLD FIELD OF SOUTH AFRICA LTD ..............              284,061
    102,000      oGOLDEN KNIGHT RESOURCES, INC ................              491,135
      6,222       GOLDFIELDS LTD ..............................               12,108
    508,000       GREAT CENTRAL MINES LTD .....................            1,444,545
  1,132,650       HOMESTAKE MINING CO .........................           16,140,262
     23,300       KLOOF GOLD MINING CO LTD ....................              189,786
    647,155       NEWCREST MINING LTD .........................            2,570,176
    118,900       NEWMONT GOLD CO .............................            5,201,875
  1,882,082       NEWMONT MINING CORP .........................           84,223,169
  1,936,939       NORMANDY MINING LTD .........................            2,677,008
     13,000      oPEGASUS GOLD, INC ...........................               99,109
    100,800       PLACER DOME, INC ............................            2,209,848
        548       PLACER DOME, INC (U.S.) .....................               11,919
      3,500       PLUTONIC RESOURCES LTD ......................               16,263
     16,000       RANDFONTEIN ESTATES GOLD MINING .............               82,779
    230,000      oRAYROCK YELLOWKNIFE RESOURCES, INC ..........            1,132,632
  1,279,476       SANTA FE PACIFIC GOLD CORP ..................           19,671,943
      4,700       SOUTHVAAL HOLDINGS LTD ......................              137,156
      4,500       VAAL REEFS EXPLORATION &
                   MINING CO LTD ..............................              288,615
     16,753       WESTERN AREAS GOLD MINING CO ................              231,013
      7,300       WESTERN DEEP LEVELS LTD .....................              223,564
                                                                     ---------------
                                                                         228,960,671
                                                                     ---------------
                 METALS--NON-FERROUS--0.36%
     86,200       ABERFOYLE LTD ...............................              220,469
     23,100       AMCOL INTERNATIONAL CORP ....................              363,825
    251,400       ASARCO, INC .................................            6,253,575
    188,400       ASHLAND COAL, INC ...........................            5,228,100
    893,000       ASHTON MINING LTD ...........................            1,553,388
    338,300       BANPU PUBLIC CO LTD (FR) REGD ...............            6,359,689
    362,000       BINDURA NICKEL CORP LTD .....................              250,866
    195,000       BMC INDUSTRIES, INC .........................            6,142,500
    424,900       BRUSH WELLMAN, INC ..........................            6,957,737
     93,300       CAMECO CORP .................................            3,736,899
     40,800      oCOLEMAN CO, INC .............................              561,000
    125,200       COMINCO LTD .................................            3,114,699
     22,000       CONSOLIDATED METALLURGICAL
                   INDUSTRIES LTD .............................               73,372
    920,771       CRA LTD .....................................           14,444,526
    753,094       CYPRUS AMAX MINERALS CO .....................           17,603,572
    206,031       ERAMET ......................................           10,779,489
    143,769       FREEPORT-MCMORAN, INC .......................            4,618,579
  1,502,000       FUJIKURA LTD ................................           12,008,069
    568,000       FURUKAWA ELECTRIC CO LTD ....................            2,686,432
    361,196       GREEN (A.P.) INDUSTRIES, INC ................            3,521,661
    185,000      oGRUPO MEXICO S.A. SERIES B ..................              573,426
    825,000      oHECLA MINING CO .............................            4,640,625
         97       HITACHI CABLE LTD ...........................                  655
     88,236       HULLAS DEL COTO CORTES S.A ..................            1,736,597
      8,300       IMPALA PLATINUM HOLDINGS LTD ................               82,955
     35,000       INCO LTD ....................................            1,117,129
     77,160       INCO LTD (U.S.) .............................            2,459,475
  1,828,000       JAPAN ENERGY CORP ...........................            4,960,689
     89,209       JOHNSON MATTHEY PLC .........................              839,648
    694,368       MAPCO, INC ..................................           23,608,512
    755,959       MCKECHNIE PLC ...............................            7,173,414
  5,693,300       MIM HOLDINGS LTD ............................            7,959,051
    528,000       MITSUBISHI MATERIALS CORP ...................            2,128,800
    211,000       MITSUI MINING & SMELTING CO LTD .............              718,017
     91,700      oMUELLER INDUSTRIES, INC .....................            3,530,450
     65,000       NIPPON DENKO CO LTD .........................              179,751
    213,380       NIPPON LIGHT METAL CO LTD ...................              875,015
    372,800       NORANDA, INC ................................            8,308,919
  2,429,699       NORTH LTD ...................................            7,102,068
     27,400       OGLEBAY NORTON CO ...........................            1,198,750
    205,500      oOREGON METALLURICAL CORP ....................            6,627,375
  1,000,000      oOROGEN MINERALS LTD .........................            2,327,299
     45,000       OUTOKUMPU OY SERIES A .......................              766,435
     49,800       PENN VIRGINIA CORP ..........................            2,328,150
    666,600       PHELPS DODGE CORP ...........................           44,995,500
  1,539,265       QCT RESOURCES LTD ...........................            2,078,484
    540,000       QNI LTD .....................................            1,085,172
    761,092       RGC LTD .....................................            3,379,352
    100,000       RIO ALGOM LTD ...............................            2,232,435
     28,200      oRMI TITANIUM CO .............................              793,125
    150,000       RTC CORP PLC (BR) ...........................            2,412,933
    287,688       RTZ CORP PLC (REGD) .........................            4,610,581
     36,387       RUSTENBERG PLATINUM HOLDINGS LTD ............              497,864
     94,000       SOCIEDAD QUIMICA Y MINERA DE
                   CHILE ADR ..................................            5,087,750
     46,000      oSTILLWATER MINING CO ........................              833,750
    121,000       STRAITS TRADING CO ..........................              294,109
    224,400       SUMITOMO METAL MINING CO LTD ................            1,509,833
    701,654      oSUNSHINE MINING & REFINING CO ...............              657,800
      1,977      oSUNSHINE MINING & REFINING CO
                   WTS 3/03/99 ................................                  617
     50,300       TECK CORP LTD (CLASS B) .....................            1,165,115
     34,880       TRELLEBORG AB SERIES B FREE .................              462,308
     27,000      oUNION MINIERE GROUP S.A .....................            1,827,530
      3,893      oWESTAIM CORP ................................               11,502
  3,486,034       WMC LTD .....................................           21,957,827
                                                                     ---------------
                                                                         293,615,239
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
               METALS--STEEL--0.47%
     44,770       ACERINOX S.A ................................       $    6,457,037
    134,000      oACINDAR S.A. (CLASS B) ......................              187,637
    242,831      oACME METALS, INC ............................            4,704,850
    254,800       AK STEEL HOLDINGS CORP ......................           10,096,450
    933,787       ALLEGHENY TELEDYNE, INC .....................           21,477,101
    504,000       AMSTEEL CORP BERHAD .........................              375,180
     84,000      oAMSTEEL CORP BERHAD WTS 5/19/00 .............               29,269
     20,500       ARBED S.A ...................................            2,226,564
     26,500      oARMCO, INC ..................................              109,312
    200,000      oAVESTA SHEFFIELD AB .........................            2,152,903
    869,000      oBETHLEHEM STEEL CORP ........................            7,821,000
    364,700       BIRMINGHAM STEEL CORP .......................            6,929,300
      4,400       BOHLER-UDDEHOLM AG.(BR) .....................              314,589
  1,641,000       BRITISH STEEL PLC ...........................            4,507,230
    299,400       CARPENTER TECHNOLOGY CORP ...................           10,965,525
 32,046,121      oCIA DE ACOS ESPECIAIS ITABIRA-ACESITA .......               65,998
    105,981       CLEVELAND CLIFFS, INC .......................            4,808,887
    108,000       CO STEEL, INC ...............................            1,914,641
 17,200,000       COMPANIA SIDERURGICA NACIONAL S.A ...........              488,307
    248,000       DAIDO STEEL CO LTD ..........................              918,703
    318,400       DOFASCO, INC ................................            6,016,310
      6,000       ELKEM AS ....................................               99,132
     47,600       FLACK S.P.A .................................              190,273
    367,100      oFANSTEEL, INC ...............................            2,294,375
    421,362       HANNA (M.A.) CO .............................            9,217,293
    337,000       INLAND STEEL INDUSTRIES, INC ................            6,740,000
     33,200       IPSCO, INC ..................................              944,626
    790,788       ISCOR LTD ...................................              564,666
      1,000      oIVACO, INC (CLASS A) ........................                2,371
    190,700       J & L SPECIALTY STEEL, INC ..................            2,169,212
    170,000      oJAPAN METALS & CHEMICALS CO .................              565,316
    990,000      oJAPAN STEEL WORKS LTD .......................            2,251,616
  2,447,360       KAWASAKI STEEL CORP .........................            7,020,974
     65,000       KITAGAWA INDUSTRIES CO LTD ..................            2,295,897
        620      oKOBE STEEL LTD ..............................                1,303
    615,500       LTV CORP NEW ................................            7,309,062
     62,100       LUKENS, INC .................................            1,249,762
    421,145      oMATERIAL SCIENCES CORP ......................            7,580,610
     58,000      oMITSUBISHI STEEL
                  MANUFACTURING CO LTD ........................              250,334
    108,750       NATIONAL IRON & STEEL MILLS LTD .............              247,229
  9,194,000       NIPPON STEEL CORP ...........................           27,088,558
  5,970,920      oNKK CORP ....................................           13,425,703
    639,400       NUCOR CORP ..................................           32,609,400
    179,800       OREGON STEEL MILLS, INC .....................            3,011,650
     46,230       POHANG IRON & STEEL CO ......................            1,996,188
     12,050       PREUSSAG AKTIEGESELLSCHAFT AG ...............            2,724,952
    124,800       QUANEX CORP .................................            3,416,400
    500,000       RAUTARUUKKI SERIES K ........................            4,610,548
    100,000      oREPUBLIC ENGINEERED STEELS, INC .............              187,500
    198,400       ROUGE STEEL CO (CLASS A) ....................            4,191,200
     52,000       SAMANCOR LTD ................................              611,436
     60,500       SANDVIK AB SERIES B FREE ....................            1,639,208
     43,000      oSTELCO, INC (CLASS A) .......................              263,514
         80       SUMIKIN BUSSAN CORP .........................                  268
  6,697,080       SUMITOMO METAL INDUSTRIES LTD ...............           16,443,173
    170,000       SVENSKT STAL AB SERIES B ....................            2,838,317
     42,490       THYSSEN AG ..................................            7,526,939
    289,000       TOKYO STEEL MANUFACTURING CO LTD ............            4,108,062
     24,000      oTUBOS DE ACERO DE MEXICO S.A ................              379,574
  4,890,390       USINOR SACILOR S.A ..........................           71,021,060
    819,164       USX-US STEEL GROUP, INC .....................           25,701,270
    223,900      oWOLVERINE TUBE, INC .........................            7,892,475
    584,212       WORTHINGTON INDUSTRIES, INC .................           10,588,842
        950       YOKOGAWA BRIDGE CORP ........................                8,757
                                                                     ---------------
                                                                         385,845,838
                                                                     ---------------
                 MISCELLANEOUS MATERIALS &
                  COMMODITIES--0.06%
      8,458       ANGLO AMERICAN COAL CORP LTD ................              641,920
  1,339,050       ASAHI GLASS CO LTD ..........................           12,574,148
    180,000       DAISHINKU CORP ..............................            1,411,137
    900,000       GOLDEN HOPE PLANTATIONS BERHAD ..............            1,532,369
    600,000       HIGHLANDS & LOWLANDS BERHAD .................            1,002,573
  4,000,000       INDUSTRIAL OXYGEN, INC BERHAD ...............            6,145,314
    173,000       ISLAND & PENINSULAR BERHAD ..................              578,835
  2,400,000       KUALA LUMPUR KEPONG BERHAD ..................            6,081,960
    238,000       LA GIOVANNI CRESPI S.P.A ....................              856,623
    140,000       NICHIHA CORP ................................            2,472,505
  1,094,000       NIPPON SHEET GLASS CO LTD ...................            3,873,596
    185,000       NITTA CORP ..................................            2,310,973
     80,800      oOAKLEY, INC .................................              878,700
    100,000       OILES CORP ..................................            2,998,020
    150,000       PERLIS PLANTATIONS BERHAD ...................              466,244
    306,233       PG INDUSTRIES ZIMBABWE LTD ..................              158,457
     11,735       PLASTIC OMNIUM S.A ..........................              948,045
     96,000       PRESTIGE PROPERTY HOLDINGS LTD ..............               19,237
     48,000       VIDR SMARINA S.A ............................              150,129
     66,000       VIDRALA S.A .................................            4,556,523
     45,000      oVITRO S.A. ADR ..............................              247,500
    500,000       WANKIE COLLIERY CO LTD ......................              277,200
     56,200      oZOLTEK COS, INC .............................            2,044,275
                                                                     ---------------
                                                                          52,226,283
                                                                     ---------------
                 OFFICE EQUIPMENT--3.42%
    663,100      oAMDAHL CORP .................................            8,040,087
  1,009,100      oAPPLE COMPUTER, INC .........................           21,064,962
    365,469      oAPPLIED MAGNETICS CORP ......................           10,918,386
    159,700      oASPECT TELECOMMUNICATIONS CORP ..............           10,140,950
    308,041      oAST RESEARCH, INC ...........................            1,289,921
    705,176       AVERY DENNISON CORP .........................           24,945,601
     89,600      oBOISE CASCADE OFFICE PRODUCTS CORP ..........            1,881,600
  2,400,100      oCOMPAQ COMPUTER CORP ........................          178,207,425
    312,350      oCONTROL DATA SYSTEMS, INC ...................            6,871,700
    504,600     xoCRAY COMPUTER CORP ..........................                  504
    569,000      oDATA GENERAL CORP ...........................            8,250,500
  1,441,500      oDELL COMPUTER CORP ..........................           76,579,687
     10,000       DIAMOND LEASE CO LTD ........................              126,640
  1,252,600      oDIGITAL EQUIPMENT CORP ......................           45,563,325
    224,200      oDREXLER TECHNOLOGY CORP .....................            2,354,100
    174,100      oEMULEX CORP NEW .............................            2,742,075
    133,400      oEVANS & SUTHERLAND COMPUTER CORP ............            3,335,000
    178,700      oFILENET CORP ................................            5,718,400
    434,675       GERBER SCIENTIFIC, INC ......................            6,465,790
  7,391,608       HEWLETT-PACKARD CO ..........................          371,428,302
    163,300       HON INDUSTRIES, INC .........................            5,388,900
      1,500      oIN FOCUS SYSTEMS, INC .......................               32,437
  6,520,200       INTERNATIONAL BUSINESS
                   MACHINES CORP ..............................          984,550,200
  1,002,000      oIOMEGA CORP .................................           17,409,750
    704,000       KOKUYO CO LTD ...............................           17,345,785
    434,200      oKOMAG, INC ..................................           11,777,675
    515,400      oLEXMARK INTERNATIONAL GROUP
                   (CLASS A) ..................................           14,237,925
     32,000      oMICROCOM, INC ...............................              396,000
     25,600      oMICROS SYSTEMS, INC .........................              787,200
    230,400       MILLER (HERMAN), INC ........................           13,046,400
     75,755       OCE VAN DER GRINTEN NV ......................            8,215,776
  2,778,196       PITNEY BOWES, INC ...........................          151,411,682
    472,400      oQMS, INC ....................................            2,480,100
    517,800      oQUANTUM CORP ................................           14,822,025
    371,000      oSCI SYSTEMS, INC ............................           16,555,875
  1,747,036      oSEAGATE TECHNOLOGY, INC .....................           69,007,922
    536,200      oSEQUENT COMPUTER SYSTEMS, INC ...............            9,517,550
    257,700       SHELBY WILLIAMS INDUSTRIES, INC .............            3,156,825
  1,672,304      oSILICON GRAPHICS, INC .......................           42,643,752
    295,500     xoSMITH CORONA CORP ...........................                8,865
    546,900      oSOLECTRON CORP ..............................           29,190,787
   629,923       oSTORAGE TECHNOLOGY CORP .....................           30,000,082
    175,250      oSTRATUS COMPUTER, INC .......................            4,775,562
    512,000      oSTREAMLOGIC CORP ............................              352,000
  3,274,600      oSUN MICROSYSTEMS, INC .......................           84,116,287
  1,321,800      oTANDEM COMPUTERS, INC .......................           18,174,750
    246,600      oU.S. OFFICE PRODUCTS CO .....................            8,415,225
  1,995,000      oUNISYS CORP .................................           13,466,250
    896,900      oVIKING OFFICE PRODUCTS, INC .................           23,936,018
    469,308      oWANG LABORATORIES, INC ......................            9,503,487
  7,495,072       XEROX CORP ..................................          394,428,164
                                                                     ---------------
                                                                       2,785,076,211
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 PAPER--0.53%
    150,000      oACCENT COLOR SCIENCES, INC ..................       $    1,275,000
    202,600       ALBANY INTERNATIONAL CORP
                   (CLASS A) NEW ..............................            4,685,125
    524,500       BEMIS, INC ..................................           19,340,937
    314,943       BOWATER, INC ................................           11,849,730
    496,300       CARAUSTAR INDUSTRIES, INC ...................           16,501,975
    117,400       CHESAPEAKE CORP .............................            3,683,425
    283,600       CONSOLIDATED PAPERS, INC ....................           13,931,850
     74,305      oCROWN VANTAGE, INC ..........................              631,592
     98,000      oDAISHOWA PAPER
                   MANUFACTURING CO LTD .......................              424,667
    825,000       FINE ART DEVELOPMENTS PLC ...................            3,642,502
  4,229,296       FLETCHER CHALLENGE LTD
                   (PAPER DIVISION) ...........................            8,696,303
    347,700      oFORT HOWARD CORP ............................            9,626,943
    419,800       GLATFELTER (P.H.) CO ........................            7,556,400
  1,928,063       INTERNATIONAL PAPER CO ......................           77,845,543
    571,050       JAMES RIVER CORP OF VIRGINIA ................           18,916,031
    342,000      oJEFFERSON SMURFIT CORP ......................            5,493,375
    714,700       LONGVIEW FIBRE CO ...........................           13,132,612
    492,054       MEAD CORP ...................................           28,600,638
    758,900       MITSUBISHI PAPER MILLS LTD ..................            2,961,679
    325,833       MOSINEE PAPER MILLS CORP ....................           11,567,071
     97,000       NAMPAK LTD ..................................              385,718
  1,117,000       NIPPON PAPER INDUSTRIES CO ..................            5,196,395
  1,122,666       OJI PAPER CO LTD ............................            7,089,405
    524,500       PENTAIR, INC ................................           16,915,125
  3,062,000       PT FAJAR SURYA WISEA (FR) ...................            1,327,606
     68,957       SAPPI LTD ...................................              619,174
     88,000      oSETTSU CORP .................................              194,078
    395,700      oSHOREWOOD PACKAGING CORP ....................            7,716,150
    876,265       SONOCO PRODUCTS CO ..........................           22,673,356
      7,900       ST. JOE CORP ................................              513,500
    795,749       STONE CONTAINER CORP ........................           11,836,766
    393,014       TEMPLE-INLAND, INC ..........................           21,271,882
    606,700       UNION CAMP CORP .............................           28,969,925
    416,828       WAUSAU PAPER MILLS CO .......................            7,711,318
  1,392,093       WESTVACO CORP ...............................           40,022,673
                                                                     ---------------
                                                                         432,806,469
                                                                     ---------------
                 PETROLEUM--EXPLORATION &
                  PRODUCTION--0.98%
    744,600       AMERADA HESS CORP ...........................           43,093,725
    441,264       ANADARKO PETROLEUM CORP .....................           28,571,844
    208,442      oANDERSON EXPLORATION LTD ....................            2,691,632
  3,322,588       APACHE CORP .................................          117,536,550
  1,431,100       ASHLAND, INC ................................           62,789,512
    241,880       ASTRA CIA AREGENTINA S.A. SERIES B ..........              462,083
    241,880      oASTRA CIA AREGENTINA S.A. SERIES B RTS ......               18,628
    447,160      oBARNETT RESOURCES CORP ......................           19,060,195
    249,200      oBENTON OIL & GAS CO .........................            5,638,150
    998,431       BURLINGTON RESOURCES, INC ...................           50,295,961
    129,494      oCANADIAN NATURAL RESOURCES LTD ..............            3,552,179
    194,050      oCHESAPEAKE ENERGY CORP ......................           10,794,031
     56,000     ~oCORIMON S.A. ADR ............................               71,699
    239,400       DEVON ENERGY CORP ...........................            8,319,150
    105,000      oELAN ENERGY INC .............................              919,238
     79,800      oENERGY VENTURES, INC ........................            4,059,825
    602,800       ENRON OIL & GAS CO ..........................           15,220,700
  1,700,000       ENTERPRISE OIL PLC ..........................           18,866,226
    488,480      oEQUITY OIL CO ...............................            1,495,970
    195,600      oFALCON DRILLING CO, INC .....................            7,677,300
    123,200      oFLORES & RUCKS, INC .........................            6,560,400
     33,298       HARDY OIL & GAS PLC .........................              171,233
    116,800       KCS ENERGY, INC .............................            4,175,600
    253,500       KERR-MCGEE CORP .............................           18,252,000
    402,870       LONDON & SCOTTISH MARINE OIL PLC ............            1,640,846
    284,800       LOUISIANA LAND & EXPLORATION CO .............           15,272,400
    214,800       MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS A) .............................            4,806,150
    304,700       MITCHELL ENERGY & DEVELOPMENT
                   CORP (CLASS B) .............................            6,741,487
    103,000      oMONTEREY RESOURCES, INC .....................            1,660,875
    325,180       MURPHY OIL CORP .............................           18,088,137
    562,900       NOBLE AFFILIATES, INC .......................           26,948,837
    841,016       NOVUS PETROLEUM LTD .........................            1,923,894
     87,900      oNUEVO ENERGY CO .............................            4,570,800
      3,000      oNUMAC ENERGY, INC ...........................               11,599
        500      oOCELOT ENERGY, INC (CLASS B) ................                3,191
    981,300      oORYX ENERGY CO ..............................           24,287,175
    357,300       PARKER & PARSLEY PETROLEUM CO ...............           13,130,775
    404,300       PENNZOIL CO .................................           22,842,950
    342,000       PETRO-CANADA (VARIABLE- VTG) ................            4,827,969
    229,800      oPOCO PETROLEUM LTD ..........................            2,196,234
    386,400       POGO PRODUCING CO ...........................           18,257,400
     92,100       RANGER OIL LTD ..............................              913,810
    100,000      oRANGER OIL LTD (U.S.) .......................              987,500
    141,100      oRENAISSANCE ENERGY LTD ......................            4,802,154
    363,500      oRIGEL ENERGY CORP (U.S.) ....................            3,612,281
     97,000       SAGA PETROLEUM AS SERIES A ..................            1,625,424
  1,489,410      oSANTA FE ENERGY RESOURCES, INC ..............           20,665,563
    328,304      oSEAGULL ENERGY CORP .........................            7,222,688
     43,000       SNYDER OIL CORP .............................              747,125
    244,074       SOUTHDOWN, INC ..............................            7,596,803
     29,438      oSTAMPEDER EXPLORATION LTD ...................              163,222
      4,900      oSWIFT ENERGY CO .............................              146,387
    142,015      oTALISMAN ENERGY, INC ........................            4,724,507
    584,282      oTEJAS GAS CORP ..............................           27,826,430
    366,215      oTESORO PETROLEUM CORP .......................            5,127,010
    322,475       TOTAL PETROLEUM
                   (NORTH AMERICA) LTD ........................            3,345,678
    280,535      oTRITON ENERGY LTD ...........................           13,605,947
  1,844,191       UNION PACIFIC RESOURCES GROUP, INC ..........           53,942,586
    856,800       UNION TEXAS PETROLEUM HOLDINGS, INC .........           19,170,900
    222,000      oUNITED MERIDIAN CORP ........................           11,488,500
    116,100       VINTAGE PETROLEUM, INC ......................            4,005,450
     13,700      oWASCANA ENERGY, INC .........................              157,919
    420,900       WISER OIL CO ................................            8,312,775
                                                                     ---------------
                                                                         797,695,209
                                                                     ---------------
                 PETROLEUM--INTEGRATED--4.93%
    125,000      oABACAN RESOURCE CORP ........................            1,085,937
     31,000       ALBERTA ENERGY LTD ..........................              739,548
  4,557,800       AMOCO CORP ..................................          366,902,900
     19,200       ARABIAN OIL CO LTD ..........................              711,254
  1,533,915       ATLANTIC RICHFIELD CO .......................          203,243,737
  6,797,445       BRITISH PETROLEUM PLC .......................           81,485,435
  5,590,983       BROKEN HILL PROPRIETARY CO LTD ..............           79,581,246
     88,175       BURMAH CASTROL PLC ..........................            1,661,341

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 PETROLEUM--INTEGRATED--4.93%
    125,000      oABACAN RESOURCE CORP ........................       $    1,085,937
     31,000       ALBERTA ENERGY LTD ..........................              739,548
  4,557,800       AMOCO CORP ..................................          366,902,900
     19,200       ARABIAN OIL CO LTD ..........................              711,254
  1,533,915       ATLANTIC RICHFIELD CO .......................          203,243,737
  6,797,445       BRITISH PETROLEUM PLC .......................           81,485,435
  5,590,983       BROKEN HILL PROPRIETARY CO LTD ..............           79,581,246
     88,175       BURMAH CASTROL PLC ..........................            1,661,341
     74,000       CALTEX AUSTRALIA LTD ........................              272,730
    173,800       CANADIAN OCCIDENTAL PETROLEUM LTD ...........            2,795,862
  5,376,100       CHEVRON CORP ................................          349,446,500
    165,000       COMPANIA ESPANOLA DE PETROLEOS S.A ..........            5,023,339
  2,140,000       COSMO OIL CO LTD ............................           10,268,907
    116,247       ELF AQUITANE S.A ............................           10,560,789
 26,180,000       ENTE NAZIONALE IDROCARBURI S.P.A ............          134,107,835
    110,000       ESSO MALAYSIA BERHAD ........................              311,423
 12,337,577       EXXON CORP ..................................        1,209,082,546
    105,700      oFORCENERGY GAS EXPLORATION, INC .............            3,831,625
    434,038       GETTY PETROLEUM CORP ........................            7,053,117
     29,461      oGULF CANADA RESOURCES LTD ...................              214,933
    210,988       IMPERIAL OIL LTD ............................            9,928,300
     15,000       KANTO NATURAL GAS
                   DEVELOPMENT CO LTD .........................              101,829
        100      oLYNX ENERGY SERVICES CORP (CLASS B) .........                  758
    805,000       MITSUBISHI OIL CO LTD .......................            4,806,006
  4,138,799       MOBIL CORP ..................................          505,968,177
  1,195,300       NIPPON OIL CO LTD ...........................            6,127,018
    128,200       NORCEN ENERGY RESOURCES LTD .................            2,843,276
    380,277       NORSK HYDRO AS ..............................           20,546,143
  7,032,247       OCCIDENTAL PETROLEUM CORP ...................          164,378,773
     10,125       OMV AKTIENGESELLS AG ........................            1,140,513
     33,677       PETROFINA S.A ...............................           10,708,215
        513      oPETROFINA S.A. WTS 6/03/97 ..................                3,149
  3,610,617       PHILLIPS PETROLEUM CO .......................          159,769,802
    393,800       QUAKER STATE OIL REFINING CORP ..............            5,562,425
    414,674       REPSOL S.A ..................................           15,876,308
    998,400       ROYAL DUTCH PETROLEUM CO ....................          174,826,924
  1,352,328       SANTOS LTD ..................................            5,478,186
    124,000       SHELL REFINERY BERHAD .......................              363,333
    437,000       SHOWA SHELL SEKIYU K.K ......................            3,632,988
    653,242       SUN CO, INC .................................           15,922,773
     66,000       SUNCOR, INC .................................            2,730,136
    445,000       TEIKOKU OIL CO LTD ..........................            2,411,381
  2,367,100       TEXACO, INC .................................          232,271,687
      1,680       TONEN CORP ..................................               19,538
    470,907       TOTAL S.A ...................................           38,224,719
  1,824,852       UNOCAL CORP .................................           74,134,612
  3,253,521       USX-MARATHON GROUP, INC NEW .................           77,677,813
    145,100       WOODSIDE PETROLEUM LTD ......................            1,059,174
     71,000       YPF SOCIEDAD ANONIMA (CLASS D) ..............            1,793,108
    129,600       YPF SOCIEDAD ANONIMA (CLASS D) ADR ..........            3,272,400
                                                                     ---------------
                                                                       4,009,960,468
                                                                     ---------------
                 PETROLEUM--SERVICE--0.98%
    923,080       BAKER HUGHES, INC ...........................           31,846,260
    295,835      oBJ SERVICES CO ..............................           15,087,585
     21,700      oBJ SERVICES CO WTS 4/13/00 ..................              583,187
  1,742,600       CABOT CORP ..................................           43,782,825
    105,500       CAMCO INTERNATIONAL, INC ....................            4,866,187
    154,795      oCLIFFS DRILLING CO ..........................            9,790,783
  1,618,000      oDIAMOND OFFSHORE DRILLING, INC ..............           92,226,000
  1,138,820       DRESSER INDUSTRIES, INC .....................           35,303,420
    713,550      oENSCO INTERNATIONAL, INC ....................           34,607,175
  3,658,000       FAR EAST LEVINGSTON SHIPBUILDING LTD ........           19,090,207
    590,000       FLUOR CORP ..................................           37,022,500
    377,820      oGLOBAL INDUSTRIAL TECHNOLOGIES, INC .........            8,359,267
    258,200      oGLOBAL INDUSTRIES LTD .......................            4,808,975
  1,642,200      oGLOBAL MARINE, INC NEW ......................           33,870,375
    844,236       HALLIBURTON CO ..............................           50,865,219
    226,600       HELMERICH & PAYNE, INC ......................           11,811,525
    284,000       IHC CALAND NV ...............................           16,204,661
     11,768       KONINKLIJKE PAKHOED HOLDINGS NV .............              367,367
    316,800      oMARINE DRILLING CO, INC .....................            6,237,000
    178,900      oMATRIX SERVICE CO ...........................            1,006,312
    108,900       MCDERMOTT INTERNATIONAL, INC ................            1,810,462
     83,061      oMCMORAN OIL & GAS CO ........................              181,695
    941,400      oNABORS INDUSTRIES, INC ......................           18,121,950
  1,216,179      oNOBLE DRILLING CORP .........................           24,171,557
    447,500      oOCEANEERING INTERNATIONAL, INC ..............            7,104,062
    886,400      oPARKER DRILLING CO ..........................            8,531,600
     93,500      oPETROLEUM GEO-SERVICES AS ...................            3,646,045
    479,769      oPOOL ENERGY SERVICES CO .....................            7,376,448
    597,000      oPRIDE PETROLEUM SERVICES, INC ...............           13,880,250
    702,100      oREADING & BATES CORP ........................           18,605,650
    893,200      oROWAN COS, INC ..............................           20,208,650
    384,700      oRPC, INC ....................................            5,770,500
  1,340,000       SAIPEM S.P.A ................................            6,154,405
     19,030       SCHLUMBERGER LTD ............................            1,900,621
  1,221,428       SMEDVIG A/S SERIES A ........................           26,779,784
    305,357      oSMEDVIG A/S SERIES B ........................            6,264,556
    312,600      oSMITH INTERNATIONAL, INC ....................           14,027,925
     70,000       TECHNIP S.A .................................            6,557,279
    629,300       TIDEWATER, INC ..............................           28,475,825
    341,172       TOSCO CORP ..................................           26,995,234
    136,736       TRANSOCEAN OFFSHORE, INC ....................            8,779,664
    101,000       TRANSOCEAN OFFSHORE, INC (U.S.) .............            6,325,125
    118,900      oTUBOSCOPE VETCO INTERNATIONAL CORP ..........            1,842,950
    761,757       ULTRAMAR DIAMOND SHAMROCK CORP ..............           24,090,565
    398,800      oVARCO INTERNATIONAL, INC ....................            9,222,250
    108,500       VASTAR RESOURCES, INC .......................            4,123,000
    463,601      oWEATHERFORD ENTERRA, INC ....................           13,908,030
    298,188      oWESTERN ATLAS, INC ..........................           21,134,074
                                                                     ---------------
                                                                         793,726,986
                                                                     ---------------
                 PHOTOGRAPHY--0.33%
    198,187       CPI CORP ....................................            3,319,632
  2,969,396       EASTMAN KODAK CO ............................          238,294,029
     57,500       NORITSU KOKI CO LTD .........................            2,699,725
    414,108       POLAROID CORP ...............................           18,013,698
    124,800      oPRESSTEK, INC ...............................            8,892,000
                                                                     ---------------
                                                                         271,219,084
                                                                     ---------------
                 PROPERTY--REAL ESTATE--0.66%
 12,440,000      oASIA SECURITIES INTL ........................            2,798,386
  3,600,000       AYALA LAND, INC (CLASS B) ...................            4,106,484
  8,000,000      oBELLE CORP ..................................            2,220,543
  2,347,600       BRITISH LAND PLC ............................           20,770,205
 11,386,508       CHEUNG KONG HOLDINGS LTD ....................          101,204,848
    675,913       CHINESE ESTATES LTD .........................              751,497
    303,840       CITY DEVELOPMENT LTD ........................            2,736,904
     27,726      oCITY DEVELOPMENT LTD WTS 7/18/98 ............              194,248
      2,454      oCOMPAGNIE IMMOBILIERE DE
                   BELGIQUE S.A. ..............................              166,874
    306,400       CRESCENT REAL ESTATE EQUITIES, INC ..........           16,162,600
        500       DAIBIRU CORP ................................                4,609
    804,000       DAIKYO, INC .................................            3,788,773
  1,025,000       DBS LAND LTD ................................            3,773,767
     88,200      oDILIGENTIA AB ...............................            1,388,622
    105,273      oEVERGO CHINA HOLDINGS LTD ...................               17,556
 10,300,000      oFILINVEST LAND, INC .........................            3,211,422
    260,418       GENERAL PROPERTY TRUST ......................              506,782
    130,640       GREAT PORTLAND ESTATES PLC ..................              466,131
    117,225       HAMMERSON PLC ...............................              807,443
    498,000       HANG LUNG DEVELOPMENT CO LTD ................            1,094,501
 17,968,497       HON KWOK LAND INVESTMENT CO LTD .............            6,969,009
        240       HONG KONG LAND HOLDINGS LTD .................                  667
  1,898,571       HOPEWELL HOLDINGS LTD .......................            1,227,255
     40,100       HOSPITALITY PROPERTIES TRUST ................            1,162,900
    158,500       HOTEL PROPERTIES LTD ........................              256,083
    400,000       HYSAN DEVELOPMENT CO LTD ....................            1,592,754

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 PROPERTY--REAL ESTATE--(CONTINUED)
     20,000      oHYSAN DEVELOPMENT CO LTD
                   WTS 4/30/98 ................................         $     18,099
  2,000,000       IOI PROPERTIES BERHAD .......................            6,493,760
     96,707       IRSA S.A ....................................              310,491
     55,000       JAPAN INDUSTRIAL LAND DEVELOPMENT ...........            1,042,415
    243,150       KIMCO REALTY CORP ...........................            8,479,856
     83,000       LAND & HOUSE CO LTD (FR) ....................              563,266
    212,300       LAND SECURITIES PLC .........................            2,703,018
    170,000       LANDMARKS HOLDINGS BERHAD ...................              226,172
    624,270       LEND LEASE CORP LTD .........................           12,098,926
    165,000      oMEIWA ESTATE CO LTD .........................            4,122,277
    163,320       MEPC PLC ....................................            1,210,189
  3,038,750       MITSUBISHI ESTATE CO LTD ....................           31,152,809
  1,735,072       MITSUI FUDOSAN CO LTD .......................           17,339,268
  7,782,877       NEW WORLD DEVELOPMENT CO LTD ................           52,573,213
     39,000       OSAKA STADIUM CO LTD ........................              265,428
    122,000       PATRIOT AMERICAN HSOPITALITY ................            5,261,250
 13,435,900      oPRIMETOWN PROPERTY GROUP ....................            2,809,802
  3,288,000       PT JAYA REAL PROPERTY (FR) ..................            4,589,719
     21,700       RECKSON ASSOCIATES REALTY CORP ..............              916,825
     26,870       SCHRODERS PROPERTY FUND .....................               49,301
      5,000       SEFIMEG S.A .................................              361,621
    500,000       SELANGOR PROPERTIES BERHAD ..................              548,405
     11,265       SIMCO (REGD) ................................              981,580
        479      oSIMCO (REGD) NEW ............................               40,199
  1,385,000       SINGAPORE LAND LTD ..........................            7,673,536
  3,759,900       SLOUGH ESTATES PLC ..........................           17,919,572
  1,551,153       STOCKLAND TRUST GROUP (UNITS) ...............            4,004,262
    178,200       STRAITS STEAMSHIP CO LTD ....................              570,728
     44,550      oSTRAITS STEAMSHIP CO LTD
                   WTS 12/12/00 ...............................               48,091
    861,000       SUMITOMO REALTY &
                   DEVELOPMENT CO LTD .........................            5,414,785
  4,216,659       SUN HUNG KAI PROPERTIES LTD .................           51,651,835
    256,394       TAI CHEUNG HOLDINGS LTD .....................              241,974
     74,400       TAK WING INVESTMENT HOLDINGS LTD ............               10,965
    624,100       TAUBMAN CENTERS, INC ........................            8,035,287
 14,414,625       TIAN AN CHINA INVESTMENTS CO LTD ............            2,068,542
    231,000      oTOKYO TATEMONO CO LTD .......................            1,034,833
    929,800      oTOLL BROTHERS, INC ..........................           18,131,100
        637      oTRIZEC HAHN CORP WTS 7/25/99 ................                2,718
      1,500       UNIBAIL S.A .................................              148,880
  5,000,000       UNITED OVERSEAS LAND LTD ....................            7,613,663
    228,196       VALLEHERMOSO S.A ............................            4,938,553
     27,800       WASHINGTON REAL ESTATE
                   INVESTMENT TRUST ...........................              486,500
    731,300       WEINGARTEN REALTY INVESTORS, INC ............           29,709,062
     15,400       WELLSFORD RESIDENTIAL
                   PROPERTY TRUST .............................              373,450
  3,932,244       WESTFIELD TRUST (UNITS) .....................            7,433,647
    124,002     ~oWESTFIELD TRUST (UNITS) NEW .................              224,794
  5,558,200       WHARF HOLDINGS LTD ..........................           27,737,003
  4,708,000       WING TAI HOLDINGS LTD .......................           13,462,959
                                                                     ---------------
                                                                         540,475,491
                                                                     ---------------
                 PUBLISHING--NEWSPAPER--0.51%
    529,667       AUSTRALIAN PROVINCIAL
                   NEWSPAPER HOLDINGS .........................              938,193
    338,000       BELO (A.H.) CORP SERIES A ...................           11,787,750
    180,400       BELO (A.H.) CORP SERIES B ...................            6,291,450
    167,100       CENTRAL NEWSPAPERS, INC (CLASS A) ...........            7,352,400
    621,689      oCOX COMMUNICATIONS, INC
                   (CLASS A) NEW ..............................           14,376,558
     52,800       DOW JONES & CO, INC .........................            1,788,600
    416,800       DOW JONES & CO, INC (CLASS B) ...............           14,119,100
  1,124,000       EMAP PLC ....................................           14,156,968
     80,000       EXEL LTD ....................................            3,030,000
    987,600       GANNETT CO, INC .............................           73,946,550
    646,400       KNIGHT-RIDDER, INC ..........................           24,724,800
    270,000       MEDIA GENERAL, INC (CLASS A) ................            8,167,500
    698,516       NEW YORK TIMES CO (CLASS A) .................           26,543,608
  5,594,580       NEWS CORP LTD ...............................           29,506,665
    152,400       NEWS CORP LTD ADR (LTD-VTG) .................            2,686,050
 39,412,000       ORIENTAL PRESS GROUP ........................           17,706,036
     60,000      oORIENTAL PRESS GROUP WTS 2/10/98 ............                4,266
  3,203,000       PEARSON PLC .................................           41,082,297
     72,300       RURAL PRESS LTD .............................              223,968
    137,280       SINGAPORE PRESS HOLDINGS LTD (FR) ...........            2,708,697
    161,659       TIMES MIRROR CO (SERIES A) NEW ..............            8,042,535
    762,159       TIMES MIRROR CO (SERIES C) NEW ..............           37,917,410
    497,000       TRIBUNE CO NEW ..............................           39,200,875
    258,000      oVALASSIS COMMUNICATIONS, INC ................            5,450,250
     57,100       WASHINGTON POST CO (CLASS B) ................           19,135,637
                                                                     ---------------
                                                                         410,888,163
                                                                     ---------------
                 PUBLISHING--OTHER--0.64%
     38,500      oAMERICAN BUSINESS INFORMATION, INC ..........              856,625
    591,800       AMERICAN GREETINGS CORP (CLASS A) ...........           16,792,325
    435,300       BOWNE & CO, INC .............................           10,719,262
    951,964       DAI NIPPON PRINTING CO LTD ..................           16,648,374
     90,152       DE LA RUE CO PLC ............................              883,236
    752,900       DONNELLEY (R.R.) & SONS CO ..................           23,622,237
  1,811,839       DUN & BRADSTREET CORP .......................           43,031,176
  1,868,500       ELSEVIER UTIGEVERSMIJ NV ....................           31,541,360
     62,270       FILIPACCHI MEDIAS S.A .......................           13,834,311
     66,700       GAKKEN CO LTD ...............................              376,376
    105,800      oGIBSON GREETINGS, INC .......................            2,076,325
    246,600      oGOLDEN BOOKS FAMILY
                   ENTERTAINMENT, INC .........................            2,743,425
     80,000       GRUPO ANAYA S.A .............................            1,491,472
     70,000       GTC TRANSCONTINENTAL
                   GROUP LTD (CLASS A) ........................              510,687
    290,408       HARCOURT GENERAL, INC .......................           13,395,069
    141,100       HOUGHTON MIFFLIN CO .........................            7,989,787
     98,300      oK-III COMMUNICATIONS CORP ...................            1,056,725
    468,100       LEE ENTERPRISES, INC ........................           10,883,325
     14,400       LEE ENTERPRISES, INC (CLASS B) ..............              334,800
     94,100     xoMARVEL ENTERTAINMENT GROUP, INC .............              176,437
  1,136,500       MCGRAW HILL COS, INC ........................           52,421,062
     70,500       MEREDITH CORP ...............................            3,718,875
    164,600       MEREDITH CORP (CLASS B) .....................            8,682,650
     50,000       MONDADORI (ARNOLDO) EDITORE S.P.A ...........              406,315
    150,000       NISSHA PRINTING CO ..........................            1,421,475
    191,550       PLENUM PUBLISHING CORP ......................            6,704,250
    375,900       READER'S DIGEST ASSOCIATION, INC
                   (CLASS A) (NON-VTG) ........................           15,129,975
    230,110       REED INTERNATIONAL PLC ......................            4,337,566
    248,100      oSCHOLASTIC CORP .............................           16,684,725
    692,000       SOUTH CHINA MORNING POST ....................              572,564
     97,000       SOUTHAM, INC ................................            1,348,106
    143,750       THOMAS NELSON, INC ..........................            2,138,281
    876,100       THOMSON CORP ................................           19,334,658
  4,113,087       TIME WARNER, INC ............................          154,240,762
    428,000       VERENIGDE NEDERLANDSE
                   UITGEVERSBED ...............................            8,932,138
    142,587       WOLTERS KLUWER NV ...........................           18,917,645
     82,400      oWOONG JIN PUBLISHING CO .....................            4,484,043
     52,800      oWORLD COLOR PRESS, INC ......................            1,016,400
                                                                     ---------------
                                                                         519,454,824
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 RAILROAD--0.87%
  1,482,028       BURLINGTON NORTHERN SANTA FE CORP ...........      $   128,010,168
    319,000       CANADIAN PACIFIC LTD ........................            8,389,834
    171,000       CANADIAN PACIFIC LTD (U.S.) NEW .............            4,531,500
    562,323       CONRAIL, INC ................................           56,021,428
  3,190,272       CSX CORP ....................................          134,788,992
      5,560       EAST JAPAN RAILWAY CO .......................           24,955,587
     76,600       FLORIDA EAST COAST INDUSTRIES, INC ..........            6,692,925
    367,377       HANKYU CORP .................................            1,819,847
    470,450       ILLINOIS CENTRAL CORP SERIES A ..............           15,054,400
    461,300       KANSAS CITY SOUTHERN INDUSTRIES, INC ........           20,758,500
    216,726       KEIHIN ELECTRIC EXPRESS RAILWAY .............              991,427
        650       KEIO TEITO ELECTRIC RAILWAY CO LTD ..........                3,169
    965,781       KINKI NIPPON RAILWAY CO LTD .................            6,015,507
    529,861       NAGOYA RAILROAD CO LTD ......................            2,031,314
    228,900       NANKAI ELECTRIC RAILWAY CO ..................            1,232,483
  1,737,160       NIPPON EXPRESS CO LTD .......................           11,882,712
  1,483,212       NORFOLK SOUTHERN CORP .......................          129,781,050
    312,378       ODAKYU ELECTRIC RAILWAY CO LTD ..............            1,870,339
    100,000      oRAILTRACK GROUP PLC (P/P) ...................              663,128
  1,000,400       SAGAMI RAILWAY CO ...........................            3,619,747
  1,728,572       STAGECOACH HOLDINGS PLC .....................           20,677,155
    365,369       TOBU RAILWAY CO LTD .........................            1,784,719
    992,149       TOKYU CORP ..................................            5,624,165
    119,600      oTRANZ RAIL HOLDINGS LTD .....................              726,780
  1,566,299       UNION PACIFIC CORP ..........................           94,173,727
    684,500      oWISCONSIN CENTRAL TRANSIT CORP ..............           27,123,312
                                                                     ---------------
                                                                         709,223,915
                                                                     ---------------
                 RESTAURANTS & HOTELS--1.15%
     10,300       ACCOR S.A ...................................            1,301,665
    406,200       APPLE SOUTH, INC ............................            5,483,700
    357,150       APPLEBEES INTERNATIONAL, INC ................            9,821,625
    749,400      oAZTAR CORP ..................................            5,245,800
    348,782       BOB EVANS FARMS, INC ........................            4,708,557
    441,000      oBOSTON CHICKEN, INC .........................           15,820,875
    626,300      oBUFFETS, INC ................................            5,714,987
    442,650      oCHOICE HOTELS INTERNATIONAL, INC ............            7,801,706
    303,072       CKE RESTAURANTS, INC ........................           10,910,592
      2,652       CLUB MEDITERRANEE S.A .......................              171,807
    855,000       COMPASS GROUP PLC ...........................            9,035,022
    508,125       CRACKER BARREL OLD
                   COUNTRY STORE, INC .........................           12,893,671
  1,745,100       DARDEN RESTAURANTS, INC .....................           15,269,625
     19,700      oDAVE & BUSTERS, INC .........................              396,462
     35,200       EQUITY INNS, INC ............................              457,600
    350,600      oEXTENDED STAY AMERICA, INC ..................            7,055,825
    368,800       FELCOR SUITE HOTELS, INC ....................           13,046,300
    202,984       FRISCHS RESTAURANTS, INC ....................            3,247,744
    100,995       FUJITA KANKO, INC ...........................            1,870,654
        149       GENKI SUSHI CO LTD ..........................                2,567
     85,000      oGROUPE PARTOUCHE S.A ........................            6,948,716
    162,000       HARBOUR CENTRE DEVELOPMENT LTD ..............              238,758
  1,049,600      oHFS, INC ....................................           62,713,600
  1,364,600       HILTON HOTELS CORP ..........................           35,650,175
     26,083      oHK & SHANGAI HOTELS LTD WTS 12/10/98 ........                9,778
     58,384      oHOMESTEAD VILLAGE, INC ......................            1,050,912
     39,169      oHOMESTEAD VILLAGE, INC WTS ..................              318,248
    339,083       HONG KONG & SHANGHAI HOTELS LTD .............              640,024
  1,167,400      oHOST MARRIOTT CORP ..........................           18,678,400
    226,380      oHOST MARRIOTT SERVICES CORP .................            2,065,717
  1,017,536      oITT CORP (NEW) ..............................           44,135,624
  1,024,050       LA QUINTA INNS, INC .........................           19,584,956
    141,500      oLANDRYS SEAFOOD RESTAURANTS, INC ............            3,024,562
    327,800      oLONE STAR STEAKHOUSE & SALOON, INC ..........            8,768,650
    290,750       LUBYS CAFETERIA, INC ........................            5,778,656
    966,900       MARRIOTT INTERNATIONAL, INC .................           53,421,225
  6,472,200       MCDONALDS CORP ..............................          292,867,050
     49,000      oMGM GRAND, INC ..............................            1,708,875
    200,000       MIRAMAR HOTEL & INVESTMENT CO LTD ...........              400,774
     73,868       MORRISON FRESH COOKING, INC .................              341,639
    322,700      oNPC INTERNATIONAL, INC ......................            2,662,275
    479,300      oOUTBACK STEAKHOUSE, INC .....................           12,821,275
     50,000       OVERSEAS UNION ENTERPRISES LTD ..............              250,214
     20,000      oOVERSEAS UNION ENTERPRISES LTD
                   WTS 7/20/98 ................................               28,595
    104,400      oPAPA JOHNS INTERNATIONAL, INC ...............            3,523,500
    514,285       PICCADILLY CAFETERIAS, INC ..................            4,757,136
    297,400      oPRIME HOSPITALITY CORP ......................            4,795,575
    355,950      oPROMUS HOTEL CORP ...........................           10,545,018
    100,000      oQUALITY DINING, INC .........................            1,787,500
     83,300      oRAINFOREST CAFE, INC ........................            1,957,550
    443,000       RESORTS WORLD BERHAD ........................            2,017,223
    221,700      oRIO HOTEL & CASINO, INC .....................            3,242,362
    116,236       RUBY TUESDAY, INC ...........................            2,150,366
    608,250      oRYANS FAMILY STEAK HOUSES, INC ..............            4,181,718
     92,875       SBARRO, INC .................................            2,368,312
      3,300      oSCOTTS RESTAURANTS, INC .....................               13,843
    600,000       SHANGRI-LA ASIA LTD .........................              888,167
      2,703       SHANGRI-LA HOTELS BERHAD ....................                2,547
    566,778      oSHONEYS, INC ................................            3,967,446
    440,900      oSHOWBIZ PIZZA TIME, INC NEW .................            7,991,312
    247,100       SKYLARK CO LTD ..............................            3,767,916
      2,933       SODEXHO S.A .................................            1,630,446
    204,350      oSONIC CORP ..................................            5,210,925
    185,000       SUN INTERNATIONAL SOUTH AFRICA ..............              148,316
  1,318,400       SYSCO CORP ..................................           43,012,800
     60,000       TEN ALLIED ..................................              584,097
  9,500,000      oTHISTLE HOTELS PLC ..........................           29,507,090
  1,107,000     +oTPI ENTERPRISES, INC ........................              103,781
    318,100      oVICORP RESTAURANTS, INC .....................            4,214,825
  4,322,469       WENDYS INTERNATIONAL, INC ...................           88,610,614
                                                                     ---------------
                                                                         935,345,867
                                                                     ---------------
                 RETAIL--FOOD--0.68%
  1,717,800       ALBERTSONS, INC .............................           61,196,625
  1,105,416       AMERICAN STORES CO NEW ......................           45,183,879
 11,850,000       ASDA GROUP PLC ..............................           24,943,053
      4,878      oBRUNOS, INC .................................               84,145
     80,752       CARREFOUR SUPERMARCHE S.A ...................           52,438,762
     16,256       CASINO GUICHARD-PERRACHON S.A ...............              755,452
     30,000       CENTROS COMERCIALES CONTINENTE S.A ..........              613,502
    109,000       CENTROS COMERCIALES PRYCA S.A ...............            2,304,478
      2,350       COLRUYT S.A .................................            1,076,448
    151,500       DELCHAMPS, INC ..............................            2,935,312
     54,750       DELHAIZE FRERES NV ..........................            3,249,060
     50,000      oDOMINICKS SUPERMARKETS, INC .................            1,087,500
    263,721       FLEMING COS, INC ............................            4,549,187
  1,099,050       FOOD LION, INC (CLASS A) ....................           10,750,082
  1,842,450       FOOD LION, INC (CLASS B) ....................           18,654,806
    399,400       GIANT FOOD, INC (CLASS A) ...................           13,779,300
    263,700       GREAT ATLANTIC & PACIFIC TEA CO, INC ........            8,405,437
    500,300       HANNAFORD BROTHERS, INC .....................           17,010,200
     59,067       KONINKLIJKE AHOLD NV ........................            3,687,849
  1,263,604      oKROGER CO ...................................           58,757,586
     50,700       LOBLAW COS LTD ..............................              523,385
    355,000       MARUETSU, INC ...............................            2,419,135
    234,700       NASH FINCH CO ...............................            4,987,375
     84,500       OSHAWA GROUP LTD (CLASS A) ..................            1,248,358
     38,800       PRIMISTERES REYNOIRD S.A ....................            2,133,745
      9,300       PROMODES S.A ................................            2,620,699

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 RETAIL--FOOD--(CONTINUED)
     44,726      oQUALITY FOOD CENTERS, INC ...................      $     1,509,502
    770,900       RUDDICK CORP ................................           10,792,600
    314,437       RYKOFF-SEXTON, INC ..........................            4,991,687
  3,364,905       SAFEWAY PLC .................................           23,263,782
  1,855,300      oSAFEWAY, INC NEW ............................           79,314,075
    799,350       SAINSBURY (J) PLC ...........................            5,307,559
        904       SEIYO FOOD SYSTEMS ..........................                8,021
    459,524     xoSIZZLER INTERNATIONAL, INC ..................            1,321,131
  1,441,800      oSOUTHLAND CORP ..............................            4,280,343
    471,600      oSTARBUCKS CORP ..............................           13,499,550
    622,900       SUPERVALU, INC ..............................           17,674,787
    866,170       TESCO PLC ...................................            5,254,670
    297,500      oVONS COS, INC ...............................           17,812,812
    156,500       WEIS MARKETS, INC ...........................            4,988,437
    612,132       WINN DIXIE STORES, INC ......................           19,358,674
                                                                     ---------------
                                                                         554,772,990
                                                                     ---------------
                 RETAIL--GENERAL MERCHANDISE--3.58%
    387,500     xo50-OFF STORES, INC ..........................               66,603
    108,000       ADIDAS AG ...................................            9,320,612
    179,000       AOYAMA TRADING CO LTD .......................            4,749,621
  1,386,000      oAPPLIED INTERNATIONAL HOLDINGS LTD ..........               82,425
    277,200      oAPPLIED INTERNATIONAL HOLDINGS LTD
                   WTS 12/30/99 ...............................                4,694
    201,900      oAPS HOLDING CORP ............................            3,129,450
    112,942       ARGOS PLC 5/7 (P/P) .........................            1,485,338
    150,000      oASICS CORP ..................................              343,738
  1,674,900      oAUTOZONE, INC ...............................           46,059,750
     35,700      oBABY SUPERSTORE, INC ........................              856,800
    221,000      oBARNES & NOBLE, INC .........................            5,967,000
      1,650       BAZAR DE LHOTEL DE VILLE ....................              140,885
    306,600      oBED BATH & BEYOND, INC ......................            7,435,050
     38,533     xoBEN FRANKLIN RETAIL STORES, INC .............                2,311
    353,100      oBEST BUY, INC ...............................            3,751,687
        930       BEST DENKI CO LTD ...........................               10,736
    111,200       BLAIR CORP ..................................            2,140,600
    522,512      oBOMBAY, INC .................................            2,416,618
    419,800       BOOTS CO LTD ................................            4,328,382
    222,900      oBORDERS GROUP, INC ..........................            7,996,537
    172,100       BROWN GROUP, INC ............................            3,162,337
     30,000       BULGARI S.P.A ...............................              607,992
    319,787      oBURLINGTON COAT FACTORY
                   WAREHOUSE CORP .............................            4,157,231
  4,850,000       BURTON GROUP PLC ............................           13,009,944
    229,500     xoCALDOR CORP .................................              258,187
    160,000       CANADIAN TIRE, INC (CLASS A) ................            2,655,576
    655,000       CARPETRIGHT PLC .............................            6,501,228
    132,547      oCARSON PIRIE SCOTT & CO .....................            3,346,811
    669,600       CASEYS GENERAL STORES, INC ..................           12,555,000
     45,518       CASTORAMA DUBOIS S.A ........................            7,818,642
    663,600      oCHARMING SHOPPES, INC .......................            3,359,475
         40       CHIYODA CO ..................................                  620
    696,000      oCIFRA S.A. DE CV SERIES B ...................              852,320
    249,000      oCIFRA S.A. DE CV SERIES C ...................              303,659
  3,135,600       CIRCUIT CITY STORES, INC ....................           94,459,950
    598,100       CLAIRES STORES, INC .........................            7,775,300
    108,618       CLAIRES STORES, INC (CLASS A) ...............            1,412,034
    547,000     xoCLOTHESTIME, INC ............................              153,843
    555,100       CML GROUP, INC ..............................            1,873,462
  3,274,930       COLES MYER LTD ..............................           13,474,614
        968       COMPTOIRS MODERNES ..........................              521,350
    674,375      oCONSOLIDATED STORES CORP ....................           21,748,593
     45,000       CORTEFIEL S.A ...............................            1,349,244
  2,500,000      oCOURTS (SINGAPORE) LTD ......................            3,109,806
  3,204,432      oCUC INTERNATIONAL, INC ......................           76,105,260
    793,100       CVS CORP ....................................           32,814,512
     23,200      oCYRK, INC ...................................              301,600
  1,366,550       DAIEI, INC ..................................           10,418,953
        500       DAIICHI CORP ................................               10,079
    425,380       DAIMARU, INC ................................            2,268,417
     24,600       DART GROUP CORP (CLASS A) ...................            2,287,800
  1,666,745       DAYTON HUDSON CORP ..........................           65,419,741
    220,500       DEB SHOPS, INC ..............................              937,125
     38,500      oDEPARTMENT 56, INC ..........................              952,875
  2,400,000       DICKSON CONCEPTS LTD ........................            8,998,027
  1,467,200       DILLARD DEPARTMENT
                   STORES, INC (CLASS A) ......................           45,299,800
  1,987,193       DIXONS GROUP PLC ............................           18,448,707
    737,806       DOLLAR GENERAL CORP .........................           23,609,792
    124,400      oDOLLAR TREE STORES, INC .....................            4,758,300
     12,000       DOUGLAS HOLDINGS AG .........................              471,091
    435,400      oDRESS BARN, INC .............................            6,531,000
    162,300       DUTY FREE INTERNATIONAL, INC ................            2,353,350
        114      oDYLEX LTD ...................................                  306
         38      oDYLEX LTD WTS 5/31/98 .......................                   13
    328,060      oECKERD CORP .................................           10,497,920
     92,100     xoEDISON BROTHERS STORES, INC .................              103,612
    252,800      oEGGHEAD, INC ................................            1,327,200
     74,700       ETHAN ALLEN INTERIORS, INC ..................            2,875,950
    187,900      oFABRI-CENTERS OF AMERICA (CLASS A) ..........            3,029,887
    245,800      oFABRI-CENTERS OF AMERICA (CLASS B) ..........            3,779,175
    327,800       FAMILY DOLLAR STORES, INC ...................            6,678,925
  1,590,549      oFEDERATED DEPARTMENT STORES, INC ............           54,277,484
    566,700       FINGERHUT COS, INC ..........................            6,942,075
    235,801      oFOOTSTAR, INC ...............................            5,865,549
    150,800      oFURNITURE BRANDS
                   INTERNATIONAL, INC .........................            2,111,200
  1,992,900       GAP, INC ....................................           60,036,112
 12,606,000       GOLDLION HOLDINGS CO LTD ....................           10,348,778
    476,700      oGOOD GUYS, INC ..............................            3,098,550
    310,300      oGOTTSCHALKS, INC ............................            1,629,075
     92,400       GRANDOPTICAL PHOTOSERVICE S.A ...............           14,947,366
    395,400       GREAT UNIVERSAL STORES PLC ..................            4,141,085
    373,400      oGYMBOREE CORP ...............................            8,541,525
    270,678       HANCOCK FABRICS, INC ........................            2,808,284
    191,275      oHANDLEMAN CO ................................            1,625,837
    266,700       HANKYU DEPARTMENT STORES, INC ...............            2,642,263
    274,375      oHANOVER DIRECT, INC .........................              205,781
    188,815       HECHINGER CO (CLASS A) ......................              389,430
    166,225       HECHINGER CO (CLASS B) ......................              592,176
    652,287       HEILIG MEYERS CO ............................           10,599,663
     61,200       HENNES & MAURITZ AB SERIES B ................            8,461,173
        771       HOMAC CORP ..................................               13,948
  4,146,233       HOME DEPOT, INC .............................          207,829,929
      1,890      oHOUSE OF FABRICS, INC .......................                6,378
      4,723      oHOUSE OF FABRICS, INC WTS ...................                9,446
    194,500      oHSN, INC ....................................            4,619,375
    167,400      oINTELLIGENT ELECTRONICS, INC ................            1,339,200
  1,805,200       INTIMATE BRANDS, INC (CLASS A) ..............           30,688,400
    250,000       ISETAN CO ...................................            3,230,625
    823,248       ITO-YOKADO CO LTD ...........................           35,745,098
    249,000       IZUMIYA CO LTD ..............................            3,518,021
     96,050       JACOBSON STORES, INC ........................              888,462
     67,000      oJONES APPAREL GROUP, INC ....................            2,504,125
 12,500,000       JOYCE BOUTIQUE HOLDINGS .....................            3,167,409
    707,350       JUSCO CO LTD ................................           23,948,713
  3,920,000      oK MART CORP .................................           40,670,000
      3,800       KARSTADT AG .................................            1,282,200
     37,000       KESKO CO ....................................              521,002
  3,327,371       KINGFISHER PLC ..............................           35,958,430
    477,100      oKOHLS CORP ..................................           18,726,175

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 RETAIL--GENERAL MERCHANDISE
                 --(CONTINUED)
    255,400      oLANDS END, INC ..............................      $     6,768,100
     34,100       LAOX CO LTD .................................              517,037
    147,000      oLECHTERS, INC ...............................              744,187
  1,705,805       LIMITED, INC ................................           31,344,166
    206,121       LONGS DRUG STORES CORP ......................           10,125,694
    997,300       LOWES COS, INC ..............................           35,404,150
    190,490      oLURIA (L.) & SON, INC .......................              500,036
    311,200      oMAC FRUGALS BARGAINS
                   CLOSE-OUTS, INC ............................            8,130,100
  4,541,400       MARKS & SPENCER PLC .........................           38,159,036
    968,853       MARUI CO LTD ................................           17,444,537
  2,548,370       MAY DEPARTMENT STORES CO ....................          119,136,297
    132,400      oMEIKLES AFRICA LTD ..........................              195,290
    120,500      oMENS WAREHOUSE, INC .........................            2,952,250
    294,800       MERCANTILE STORES CO, INC ...................           14,555,750
     64,566      oMETRO AG ....................................            5,195,108
    145,700      oMEYER (FRED), INC ...........................            5,172,350
     76,300      oMICHAELS STORES, INC ........................              915,600
     79,900      oMICROAGE, INC ...............................            1,598,000
    102,000       MINISTOP CO LTD .............................            2,486,805
    640,900       MITSUKOSHI LTD ..............................            4,538,552
     12,000       MIZUNO CORP .................................               90,767
     11,900      oMOVIE GALLERY, INC ..........................              154,700
         39       MR MAX CORP .................................                  517
    503,500      oMUSICLAND STORES CORP .......................              755,250
    578,400       MYCAL CORP ..................................            8,371,298
    239,149      oNEIMAN-MARCUS GROUP, INC ....................            6,098,299
  1,977,600       NEXT PLC ....................................           19,205,714
        520       NISSEN CO LTD ...............................                3,628
    624,300       NORDSTROM, INC ..............................           22,123,631
    581,100      oOFFICEMAX, INC ..............................            6,174,187
     11,624       OPSM PROTECTOR LTD ..........................               26,960
    358,823      oPAYLESS SHOESOURCE, INC .....................           13,455,862
  2,030,441       PENNEY, (J.C.) CO, INC ......................           98,983,998
    750,400       PEP BOYS MANNY, MOE, & JACK CO ..............           23,074,800
     43,900       PEPKOR LTD ..................................              134,679
    183,600      oPETRIE STORES CORP
                   (LIQUIDATING TRUST) ........................              504,900
    701,800      oPETSMART, INC ...............................           15,351,875
     22,600       PICK'N PAY STORES LTD .......................               22,708
     45,200       PICK'N PAY STORES LTD SERIES N ..............               41,552
    595,061       PIER 1 IMPORTS, INC .........................           10,487,950
     11,038       PINAULT-PRINTEMPS-REDOUTE S.A ...............            4,369,507
     96,000       PLAYMATES TOYS HOLDINGS LTD .................               25,752
  1,871,835      oPRICE/COSTCO, INC ...........................           47,029,854
    167,000      oPROFFITTS, INC ..............................            6,158,125
  9,213,000       PT MATAHARI PUTRA PRIMA (FR) ................           10,717,022
    186,000      oPT RAMAYANA LESTARI (FR) ....................              401,257
  1,300,000      oPT RAMAYANA LESTARI (LR) ....................            2,804,490
     78,500       REGIS CORP ..................................            1,275,625
    601,700      oREVCO (D.S.), INC NEW .......................           22,262,900
    240,884      oREX STORES CORP .............................            1,957,182
     93,250      oREXALL SUNDOWN, INC .........................            2,535,234
    465,000       RINASCENTE S.P.A ............................            2,692,536
      3,250      oRINASCENTE S.P.A. WTS 12/31/99 ..............                1,430
  1,277,563       RITE AID CORP ...............................           50,783,129
  1,024,000       ROBINSON & CO LTD ...........................            4,099,511
  2,476,100       ROBINSON DEPARTMENT STORE (FR) ..............            2,269,462
    332,600       ROSS STORES, INC ............................           16,630,000
  1,456,000       ROUSE CO ....................................           46,228,000
      2,400       ROYAL CO LTD ................................               44,453
     42,650       RUSS BERRIE & CO, INC .......................              767,700
    651,100       SEARS PLC ...................................            1,058,516
  3,477,200       SEARS ROEBUCK & CO ..........................          160,385,850
    485,430       SEIYU LTD ...................................            4,767,456
        500       SENSHUKAI CO LTD ............................                5,125
    569,112      oSERVICE MERCHANDISE, INC ....................            2,418,726
    132,234       SEVEN-ELEVEN JAPAN CO LTD ...................            7,723,748
    237,000       SHIMACHU CO .................................            6,064,012
        500       SHIMAMAURA CO LTD ...........................               17,143
    900,000      oSIAM MAKRO PUBLIC CO LTD ....................            3,790,994
    505,000       SOTHEBYS HOLDINGS, INC (CLASS A) ............            9,405,625
  1,146,168      oSTAPLES, INC ................................           20,702,659
    118,500      oSTEIN MART, INC .............................            2,399,625
  2,217,975       STOREHOUSE PLC ..............................            9,792,701
    146,735       STRAWBRIDGE & CLOTHIER (CLASS A) ............            2,329,418
    487,700       STRIDE RITE CORP ............................            4,877,000
    650,500      oSUNGLASS HUT INTERNATIONAL, INC .............            4,716,125
    249,400      oSYMS CORP ...................................            2,119,900
     15,300      oTAG HEUER INTERNATIONAL S.A .................            2,461,127
  1,022,000       TAKASHIMAYA CO LTD ..........................           12,238,296
     48,900       TALBOTS, INC ................................            1,399,762
    545,601       TANDY CORP ..................................           24,006,444
    182,900      oTHE SPORTS AUTHORITY, INC ...................            3,978,075
    220,000      oTHE WAREHOUSE GROUP LTD .....................              528,536
    125,400       TIFFANY & CO NEW ............................            4,592,775
     32,600      oTIMBERLAND CO ...............................            1,238,800
    979,880       TJX COS, INC NEW ............................           46,421,815
    534,100      oTOPPS, INC ..................................            2,136,400
  3,579,550      oTOYS R US, INC ..............................          107,386,500
    126,000      oTRANS WORLD ENTERTAINMENT CORP ..............              899,719
     57,000      oUNITED AUTO GROUP, INC ......................            1,467,750
    302,000       UNY CO LTD ..................................            5,515,667
      1,637       VALORA HOLDINGS AG REGD .....................              312,088
    200,000       VENDOME LUXURY GROUP PLC (UNITS) ............            1,822,534
    173,626      oVENTURE STORES, INC .........................              520,878
    369,950      oWABAN, INC ..................................            9,618,700
 13,665,776       WAL-MART STORES, INC ........................          312,604,626
  1,730,400       WALGREEN CO .................................           69,216,000
     39,100      oWEST MARINE, INC ............................            1,104,575
    310,575      oWILLIAMS-SONOMA, INC ........................           11,297,165
  1,594,800      oWOOLWORTH CORP ..............................           34,886,250
    112,000       YORK-BENIMARU ...............................            3,116,562
    379,500      oZALE CORP ...................................            7,257,937
                                                                     ---------------
                                                                       2,911,568,907
                                                                     ---------------



                 TEXTILE & APPAREL--0.48%
    145,000      oALPARAGATAS S.A. INDUSTRIAL
                   Y COMERCIAL .................................             124,724
    130,400       ANGELICA CORP ...............................            2,493,900
    158,500      oANN TAYLOR STORES CORP ......................            2,773,750
        200       ATSUGI NYLON INDUSTRIAL CO LTD ..............                  685
    139,000       BENETTON GROUP S.P.A ........................            1,755,155
    236,700      oBURLINGTON INDUSTRIES, INC ..................            2,603,700
    456,300       CATO CORP (CLASS A) NEW .....................            2,281,500
     60,130      oCHARGEURS INTERNATIONAL S.A .................            2,972,494
    289,800       COATS VIYELLA PLC ...........................              659,593
    126,100      oCONE MILLS CORP .............................              993,037
     42,000       COURTAULDS TEXTILES PLC .....................              162,436
     90,674       DAWSON INTERNATIONAL PLC ....................               89,222
     24,500      oDE RIGO S.P.A. ADR ..........................              223,562
    168,700       DOMINION TEXTILES, INC ......................              861,530
         17       ESCADA AG. (STAMM) ..........................                2,746
    109,500       FAB INDUSTRIES, INC .........................            3,011,250
    122,100      oFIELDCREST CANNON, INC ......................            1,953,600
     24,000       FILA HOLDING S.P.A. ADR .....................            1,395,000
    781,100      oFRUIT OF THE LOOM, INC (CLASS A) ............           29,584,162
    315,200       G & K SERVICES, INC (CLASS A) ...............           11,898,800
    120,900      oGENESCO, INC ................................            1,118,325
     67,000       GUCCI GROUP NV ADR ..........................            4,279,625
    272,705       GUILFORD MILLS, INC .........................            7,260,770
     79,000      oGUNZE LTD ...................................              409,031

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 TEXTILE & APPAREL--(CONTINUED)
    277,200      oHARTMARX CORP ...............................      $     1,559,250
  2,000,000       IINER MONGOLIA ERDOS
                   CASHMERE CO LTD ............................            1,260,000
    203,250      oJUST FOR FEET, INC ..........................            5,335,312
    203,800      oKANEBO LTD ..................................              419,621
    533,050       KELLWOOD CO .................................           10,661,000
    401,000       KURABO INDUSTRIES LTD .......................            1,140,022
    132,250       KURARAY CO LTD ..............................            1,219,087
    559,600       LIZ CLAIBORNE, INC ..........................           21,614,550
     22,000       MARZOTTO & FIGLI S.P.A ......................              141,864
    231,800      oMOHAWK INDUSTRIES, INC ......................            5,099,600
    245,200      oNAUTICA ENTERPRISES, INC ....................            6,191,300
    980,600       NIKE, INC (CLASS B) .........................           58,590,850
    208,400      oNINE WEST GROUP, INC ........................            9,664,550
     50,000       NIPPON FELT CO LTD ..........................              249,835
    246,000       NISSHINBO INDUSTRY, INC .....................            1,911,599
    180,000       ONWARD KASHIYMA CO LTD ......................            2,527,641
    141,500       OSHKOSH B'GOSH, INC (CLASS A) ...............            2,157,875
    161,500       OXFORD INDUSTRIES, INC ......................            3,876,000
     42,100      oPARAGON TRADE BRANDS, INC ...................            1,263,000
     45,130      oPATHE S.A ...................................           10,851,057
    346,188       PHILLIPS VAN HEUSEN CORP ....................            4,976,452
 10,801,800       PT INDO RAMA SYNTHETICS (FR) ................           10,509,071
    440,010       REEBOK INTERNATIONAL LTD ....................           18,480,420
    492,228      oRENOWN, INC .................................            1,310,328
    364,500       RUSSELL CORP ................................           10,843,875
        888       SALAMANDER AG ...............................               87,584
    102,000      oSANRIO CO LTD ...............................              821,612
    197,500       SPRING INDUSTRIES, INC ......................            8,492,500
     86,500       ST. JOHN KNITS, INC .........................            3,762,750
     92,855      oTAVEX ALGODONERA S.A ........................              849,504
    778,000       TEIJIN LTD ..................................            3,391,449
    560,600       TOKYO STYLE CO LTD ..........................            7,823,901
    738,000       TORAY INDUSTRIES, INC .......................            4,545,877
    301,000       TOYOBO CO LTD ...............................              902,404
    109,900      oTULTEX CORP .................................              769,300
    520,925       UNIFI, INC ..................................           16,734,715
    384,000      oUNITIKA LTD .................................              827,040
    485,900       VF CORP .....................................           32,798,250
    368,800       WARNACO GROUP, INC (CLASS A) ................           10,925,700
    267,800      oWESTPOINT STEVENS, INC ......................            8,000,525
    454,025       WOLVERINE WORLD WIDE, INC ...................           13,166,725
     68,600       WORLD CO LTD ................................            2,836,747
  2,236,542       ZIMBABWE SPINNERS & WEAVERS .................              258,320
                                                                     ---------------
                                                                         387,757,659
                                                                     ---------------
                 TOBACCO--1.45%
  1,165,400       AMERICAN BRANDS, INC ........................           57,832,975
  1,255,975       B.A.T. INDUSTRIES LTD .......................           10,413,600
        870       CIE FINANCIERE RICHEMONT AG.(UNITS A) .......            1,218,052
    528,250       DIMON, INC ..................................           12,215,781
    193,800       EMPRESAS LA MODERN SERIES A NPV .............              960,140
    313,900       IMASCO LTD ..................................            7,694,635
     35,328       NOBLEZA-PICCARDO S.A. (CLASS B) .............              134,273
  7,973,900       PHILIP MORRIS COS, INC ......................          898,060,487
  1,641,500       PT HANJAYA MANDALA SAMPOERNA (FR) ...........            8,748,866
  3,000,000       R.J. REYNOLDS BERHAD ........................            8,136,998
    148,700       REMBRANDT GROUP LTD .........................            1,327,250
  2,479,946       RJR NABISCO HOLDINGS CORP ...................           84,318,164
    171,620       ROTHMANS HOLDINGS LTD .......................            1,104,173
    117,000       ROTHMANS OF PALL MALL BERHAD ................            1,227,677
    245,090       SCHWEITZER-MAUDUIT
                   INTERNATIONAL, INC .........................            7,750,971
     22,000       SEITA S.A ...................................              918,288
     64,478       SOUZA CRUZ S.A ..............................              423,192
    251,016      oSTANDARD COMMERCIAL CORP ....................            5,083,074
     15,000       TABACALERA S.A. SERIES A (REGD) .............              644,638
    378,700       UNIVERSAL CORP ..............................           12,165,737
  1,753,500       UST, INC ....................................           56,769,562
                                                                     ---------------
                                                                       1,177,148,533
                                                                     ---------------
                 TRADING COMPANIES--0.14%
     65,000       INCHCAPE BERHAD .............................              225,836
  4,255,350       ITOCHU CORP .................................           22,802,420
    221,540       IWATANI & CO LTD ............................              940,923
  3,903,950       MARUBENI CORP ...............................           16,748,999
  3,273,000       MITSUBISHI CORP .............................           33,836,274
  3,670,664       MITSUI & CO LTD .............................           29,725,404
     59,000      oNAGASE & CO .................................              488,461
        800       RYOSAN CO LTD ...............................               17,781
    330,195       STELUX HOLDINGS INTERNATIONAL LTD ...........               85,376
  1,342,310       SUMITOMO CORP ...............................           10,557,932
        968       TACHIBANA SHOKAI LTD ........................                7,922
                                                                     ---------------
                                                                         115,437,328
                                                                     ---------------
                 TRUCKERS & SHIPPING--0.29%
      6,000       AISIN SEIKI CO LTD ..........................               95,109
    377,500      oAMERICAN FREIGHTWAYS CORP ...................            4,199,687
    286,106       APL LTD .....................................            6,759,254
    661,400       ARNOLD INDUSTRIES, INC ......................           10,499,725
     72,400       BERGESEN AS SERIES A ........................            1,768,782
    691,652       BRAMBLES INDUSTRIES LTD .....................           13,487,258
    158,300       CALIBER SYSTEM, INC .........................            3,047,275
     27,500       CNF TRANSPORTATION, INC .....................              611,875
     13,750      oCONSOLIDATED FREIGHTWAYS CORP ...............              122,031
        306       DAMPSKIBSSELSKABET AF 1912 (CLASS B) ........            7,858,916
        294       DAMPSKIBSSELSKABET
                   SVENDBORG (CLASS B) ........................           11,014,587
    110,000      oHALTER MARINE GROUP, INC ....................            1,512,500
    265,580      oHEARTLAND EXPRESS, INC ......................            6,473,512
    300,000      oHITACHI ZOSEN CORP ..........................            1,163,025
    201,350       HUNT (J.B.) TRANSPORT SERVICES, INC .........            2,818,900
     27,000       ICB SHIPPING AB SERIES B ....................            1,192,225
     45,000       JURONG SHIPYARD LTD .........................              226,801
    101,000       KAMIGUMI CO LTD .............................              661,287
  1,100,000       KAWASAKI HEAVY INDUSTRIES LTD ...............            4,539,243
  1,124,000      oKAWASAKI KISEN KAISHA LTD ...................            2,556,380
      9,000       KONINKLIJKE NEDLLOYD GROEP NV ...............              246,618
      6,000       LAIDLAW, INC (CLASS A) ......................               70,474
    363,392       LAIDLAW, INC (CLASS B) ......................            4,228,569
    277,800      oLANDSTAR SYSTEM, INC ........................            6,458,850
      1,000      oLAURITZEN J. HOLDINGS (CLASS B) .............              116,970
    105,100      oM.S. CARRIERS, INC ..........................            1,681,600
    476,000       MALAYSIAN INTERNATIONAL
                   SHIPPING CO (FR) ...........................            1,413,580
    125,900       MITSUBISHI WAREHOUSE &
                   TRANSPORTATION CO LTD ......................            1,626,942
    342,960      oMITSUI ENGINEERING & SHIP
                   BUILDING CO LTD ............................              697,285
  1,857,080      oMITSUI OSK LINES LTD ........................            4,431,652
    367,000       MITSUI SOKO CO LTD ..........................            2,393,410
     17,142      oNCL HOLDINGS AS .............................               28,724
    199,000       NEPTUNE ORIENT LINES LTD ....................              172,140
    498,840       NIPPON YUSEN KABUSHIKI KAISHA ...............            2,251,893
     64,720       OCEAN GROUP PLC .............................              537,717
  1,094,400      oOMI, INC ....................................            9,576,000
    427,560       OVERSEAS SHIPHOLDING GROUP, INC .............            7,268,520
    641,000       PARK MAY BERHAD .............................            1,157,378
  3,634,214       PENINSULAR & ORIENTAL STEAM
                   NAVIGATION CO ..............................           36,693,459
    214,850       PITTSTON BURLINGTON GROUP CO ................            4,297,000
    116,750       ROADWAY EXPRESS, INC ........................            2,262,031
  1,028,852       RYDER SYSTEM, INC ...........................           28,936,462
    122,000       SAFMARINE & RENNIES HOLDINGS LTD ............              273,863
    804,000       SEINO TRANSPORTATION CO LTD .................            8,865,868
     29,000       SHURGARD STORAGE CENTERS, INC ...............              859,125
     34,639      oSOCIETE ANOMYNE DE GERANCE &
                   D'ARMENENT .................................              599,659
    216,200      oSWIFT TRANSPORTATION CO, INC ................            5,080,700
     61,700       TRANSPORTATION DEVELOPMENT
                  GROUP PLC ...................................              199,031
     17,000       TRANSPORT MARITIMA MEXICO SERIES L ..........               89,621
     33,300       TRENCOR LTD .................................              167,300
     41,800       USFREIGHTWAYS CORP ..........................            1,146,887
    640,550       WERNER ENTERPRISES, INC .....................           11,609,968
      9,500       XTRA CORP ...................................              412,062
    865,006       YAMATO TRANSPORT CO LTD .....................            8,942,432
    154,600      oYELLOW CORP .................................            2,222,375
                                                                     ---------------
                                                                         237,624,537
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 UTILITIES--ELECTRIC--3.52%
    233,900      oAES CORP ....................................        $  10,876,350
  1,402,900       ALLEGHENY POWER SYSTEMS, INC ................           42,613,087
  1,293,997       AMERICAN ELECTRIC POWER CO, INC .............           53,215,626
    874,400       ATLANTIC ENERGY, INC ........................           14,974,100
    120,000      oAUSTRALIA GAS LIGHT CO ......................              682,462
  1,150,524       BALTIMORE GAS & ELECTRIC CO .................           30,776,517
    395,350       BLACK HILLS CORP ............................           11,119,218
    403,086       BOSTON EDISON CO ............................           10,832,936
  1,098,836       CAROLINA POWER & LIGHT CO ...................           40,107,514
  1,535,559       CENTERIOR ENERGY CORP .......................           16,507,259
  1,510,400       CENTRAL & SOUTH WEST CORP ...................           38,704,000
     77,200       CENTRAL HUDSON GAS & ELECTRIC CORP ..........            2,422,150
  1,134,364      +CENTRAL LOUISIANA ELECTRIC, INC .............           31,336,805
    148,938       CENTRAL MAINE POWER CO ......................            1,731,404
     66,000       CHILECTRA S.A. ADR ..........................            3,547,500
    115,700       CHILGENER S.A. ADR ..........................            2,415,237
    860,400       CHINA LIGHT & POWER CO LTD ..................            3,826,457
     57,200       CILCORP, INC ................................            2,094,950
  1,751,998       CINERGY CORP ................................           58,472,933
    301,809       CIPSCO, INC .................................           10,902,850
    411,950      oCITIZENS UTILITIES CO (CLASS B) .............            4,582,943
  1,857,000       CMS ENERGY CORP .............................           62,441,625
  3,760,800       CONSOLIDATED EDISON CO OF
                   NEW YORK, INC ..............................          110,003,400
     15,075       CONSOLIDATED ELECTRIC
                   POWER ASIA LTD .............................               35,373
    638,600       DELMARVA POWER & LIGHT CO ...................           13,011,475
  1,239,800       DOMINION RESOURCES, INC .....................           47,732,300
    629,550       DPL, INC ....................................           15,423,975
    729,793       DQE, INC ....................................           21,163,997
  1,661,418       DTE ENERGY CO ...............................           53,788,407
  1,503,500       DUKE POWER CO ...............................           69,536,875
     86,240       EAST MIDLANDS ELECTRICITY PLC ...............              982,161
    290,600       EASTERN UTILITIES ASSOCIATION CO ............            5,049,175
  6,185,510       EDISON INTERNATIONAL CO .....................          122,937,011
  2,089,000       EDISON ......................................           13,195,795
     42,714      oEL PASO ELECTRIC CO .........................              277,641
     78,251       ELECTRABEL NV ...............................           18,500,869
      2,000       ELECTRABEL S.A. STRIP (VVPR) ................                1,951
  9,977,766       ELECTROBRAS S.A .............................            3,572,060
    514,840       EMPRESA NACIONAL DE ELECTRIDAD S.A ..........           36,572,750
    270,000       EMPRESA NACIONAL DE
                   ELECTRIDAD S.A. ADR ........................            4,185,000
    150,000       ENERSIS S.A. ADR ............................            4,162,500
    611,990       ENOVA CORP ..................................           13,922,772
  2,149,304       ENTERGY CORP NEW ............................           59,643,186
    634,339       FLORIDA PROGRESS CORP .......................           20,457,432
  1,287,048       FPL GROUP, INC ..............................           59,204,208
  1,230,700       GPU, INC ....................................           41,382,287
    382,491       HAWAIIAN ELECTRIC INDUSTRIES, INC ...........           13,817,487
  4,700,025       HONG KONG ELECTRIC CO LTD ...................           15,616,055
  1,668,300       HOUSTON INDUSTRIES, INC .....................           37,745,287
  2,077,397       IBERDROLA S.A ...............................           29,386,691
    778,800       IDAHO POWER CO ..............................           24,240,150
     21,000       IES INDUSTRIES, INC .........................              627,375
  1,149,452       ILLINOVA CORP ...............................           31,609,930
    669,500       IPALCO ENTERPRISES, INC .....................           18,243,875
  1,480,914       KANSAI ELECTRIC POWER CO, INC ...............           30,619,377
    582,834       KANSAS CITY POWER & LIGHT CO ................           16,610,769
    257,000       KOREA ELECTRIC POWER CORP ...................            7,479,162
     18,300       KU ENERGY CORP ..............................              549,000
     78,857       LONDON ELECTRICITY PLC ......................              918,321
  1,127,700       LONG ISLAND LIGHTING CO .....................           24,950,362
    670,400       LOUISVILLE GAS & ELECTRIC
                   ENERGY CORP ................................           16,424,800
    645,000       MANILA ELECTRIC CO SERIES B .................            5,272,839
    434,700       MIDAMERICAN ENERGY HOLDINGS CO ..............            6,900,862
    405,402       MINNESOTA POWER & LIGHT CO ..................           11,148,555
  1,594,206       MONTANA POWER CO ............................           34,076,153
    686,795       NATIONAL GRID GROUP PLC .....................            2,297,735
  1,717,900       NATIONAL POWER PLC ..........................           14,375,828
  1,576,600       NEVADA POWER CO .............................           32,320,300
    783,943       NEW ENGLAND ELECTRIC SYSTEMS CO .............           27,340,012
  1,068,086       NEW YORK STATE ELECTRIC & GAS CORP ..........           23,097,359
  1,337,900      oNIAGARA MOHAWK POWER CORP ...................           13,211,762
    645,579       NIPSCO INDUSTRIES, INC ......................           25,581,067
    651,100       NORTHEAST UTILITIES CO ......................            8,627,075
     44,231       NORTHERN ELECTRIC PLC .......................              491,622
    588,200       NORTHERN STATES POWER CO ....................           26,983,675
  1,444,792       OHIO EDISON CO ..............................           32,869,018
    835,329       OKLAHOMA GAS & ELECTRIC CO ..................           34,874,985
    189,900       ORANGE & ROCKLAND UTILITY, INC ..............            6,812,662
     12,000       OESTERREICHISCHE
                   ELEKTRIZITAETSWIRSCHAFTS AG. ...............              897,272
  5,459,740       PACIFIC GAS & ELECTRIC CO ...................          114,654,540
  2,092,200       PACIFICORP ..................................           42,890,100
  4,698,702      oPAUL F LUZ S.A ..............................              556,193
     27,304      oPAUL F LUZ S.A. RTS .........................                  199
  2,179,900       PECO ENERGY CO ..............................           55,042,475
    718,400       PINNACLE WEST CAPITAL CORP ..................           22,809,200
    605,900       PORTLAND GENERAL CORP .......................           25,447,800
    634,700       POTOMAC ELECTRIC POWER CO ...................           16,343,525
      2,500      oPOWERFIN S.A ................................              381,719
  1,022,772       PP&L RESOURCES, INC .........................           23,523,756
  1,118,592       PUBLIC SERVICE CO OF COLORADO ...............           43,485,264
    932,562       PUBLIC SERVICE CO OF NEW MEXICO .............           18,301,529
  2,446,446       PUBLIC SERVICE ENTERPRISE
                   GROUP, INC .................................           66,665,653
  1,089,003       PUGET SOUND POWER & LIGHT CO ................           26,136,072
    595,920       RHEIN-WESTFALEN ELECTRIC AG. (STAMM) ........           25,211,845
    165,600       ROCHESTER GAS & ELECTRIC CORP ...............            3,167,100
    670,900       SCANA CORP ..................................           17,946,575
    391,201       SCOTTISH POWER PLC ..........................            2,356,507
    188,565       SEVILLANA DE ELECTRICIDAD S.A ...............            2,138,289
    178,544       SHUN TAK ENTERPRISES CORP LTD ...............              118,875
    529,000       SIERRA PACIFIC RESOURCES ....................           15,208,750
  4,911,062       SOUTHERN CO .................................          111,112,777
     55,800       SOUTHERN ELECTRICITY PLC ....................              760,104
    447,083       SOUTHWESTERN PUBLIC SERVICE CO ..............           15,815,561
    947,252       TECO ENERGY, INC ............................           22,852,454
  4,500,000       TENAGA NASIONAL BERHAD ......................           21,560,076
  1,620,107       TEXAS UTILITIES CO ..........................           66,019,360
    942,603       TOHOKU ELECTRIC POWER CO, INC ...............           18,677,207
  1,190,574       TOKYO ELECTRIC POWER CO, INC ................           26,052,259
     19,638       TRACTEBEL NV ................................            9,134,547
     19,638      oTRACTEBEL NV WTS 11/15/99 ...................              284,392
    204,000       TRANSALTA CORP ..............................            2,567,300
    259,520      oTUCSON ELECTRIC POWER CO ....................            4,314,520
  2,134,670       UNICOM CORP .................................           57,902,923
    788,100       UNION ELECTRIC CO ...........................           30,341,850
    100,000       UNION ELECTRICA FENOSA S.A ..................            1,072,476
     89,000       UNITED ILLUMINATING CO ......................            2,792,375
    890,364       UTILICORP UNITED, INC .......................           24,039,828
    911,230       VEBA AG .....................................           52,624,391
     26,846       VIAG AG .....................................           10,521,692
    797,600       WASHINGTON WATER POWER CO ...................           14,855,300
    549,729       WESTERN RESOURCES, INC ......................           16,972,882
    815,681       WISCONSIN ENERGY CORP .......................           21,921,426
    626,000       WPL HOLDINGS, INC ...........................           17,606,250
    854,200       WPS RESOURCES CORP ..........................           24,344,700
                                                                     ---------------
                                                                       2,861,476,561
                                                                     ---------------

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 UTILITIES--GAS & PIPELINE--0.96%
    157,800       AGL RESOURCES, INC ..........................        $   3,333,525
    489,200      oAMERICAN STANDARD COS, INC ..................           18,711,900
     27,600       AMERICAN WATER WORKS CO, INC ................              569,250
    322,574       ATMOS ENERGY CORP ...........................            7,701,454
    154,900      oBLACK BOX CORP ..............................            6,389,625
  3,245,400       BRITISH GAS CORP PLC ........................           12,468,400
    356,350       BROOKLYN UNION GAS CO .......................           10,735,043
    588,600       CABOT OIL & GAS CORP (CLASS A) ..............           10,079,775
     64,200      oCALENERGY, INC ..............................            2,158,725
     87,000       CALOR GROUP PLC .............................              441,438
    759,737       COASTAL CORP ................................           37,132,145
    465,000       COLUMBIA GAS SYSTEMS, INC ...................           29,585,625
     48,973       COMPAGNIE GENERALE DES EAUX .................            6,057,095
    673,200       CONSOLIDATED NATURAL GAS CO .................           37,194,300
    213,338       EASTERN ENTERPRISES CO ......................            7,546,831
    377,402       EL PASO NATURAL GAS CO NEW ..................           19,058,801
      6,287       ENERGIA E INDUSTRIAS ARAGONESAS S.A .........               34,800
  1,741,100       ENRON CORP ..................................           75,084,937
    633,200       ENSERCH CORP ................................           14,563,600
    397,775       EQUITABLE RESOURCES, INC ....................           11,833,806
     65,041       GAS NATURAL SDG S.A .........................           15,101,063
  1,405,936       HONG KONG & CHINA GAS CO LTD ................            2,717,345
    117,161      oHONG KONG & CHINA GAS CO LTD
                   WTS 11/30/97 ...............................               65,131
    236,900      oIONICS, INC .................................           11,371,200
      2,156       IPL ENERGY, INC .............................               62,838
    134,378       IPL ENERGY, INC (U.S.) ......................            3,880,164
  1,540,000       ITALGAS S.P.A ...............................            6,419,382
     22,224       LYONNAISE DES EAUX S.A ......................            2,064,315
    697,176       MCN CORP ....................................           20,130,957
    205,100       NATIONAL FUEL GAS CO ........................            8,460,375
     68,200       NEW JERSEY RESOURCES CORP ...................            1,994,850
    267,000       NGC CORP ....................................            6,207,750
    366,440       NICOR, INC ..................................           13,100,230
    870,760       NORAM ENERGY CORP ...........................           13,387,935
     17,400       NORTHWEST NATURAL GAS CO ....................              417,600
    237,162       ONEOK, INC ..................................            7,114,860
  1,038,925       OSAKA GAS CO LTD ............................            2,837,257
    889,240       PACIFIC ENTERPRISES, INC ....................           27,010,665
  1,143,183       PANENERGY CORP ..............................           51,443,235
    338,615       PEOPLES ENERGY CORP .........................           11,470,583
      9,000       PRIMAGAZ ....................................            1,057,743
    404,956      oPRIMARK CORP ................................           10,022,661
    574,140       QUESTAR CORP ................................           21,099,645
    667,300       SONAT, INC ..................................           34,365,950
     30,500       SOUTHWESTERN ENERGY CO ......................              461,312
  1,496,688      oTENNECO, INC NEW ............................           67,538,046
  1,152,766       TOKYO GAS CO LTD ............................            3,118,358
    258,600       TRANS CANADA PIPELINES LTD ..................            4,527,903
     15,000       TRANS CANADA PIPELINES LTD (U.S.) ...........              262,500
    133,000       TRANSPORTADORA DE GAS DEL
                   SUR S.A. SERIES B ..........................              327,245
    125,000      oTRIARC COS, INC .............................            1,437,500
        324       UGI CORP NEW ................................                7,249
    449,300       VALERO ENERGY CORP ..........................           12,861,212
     29,800       WASHINGTON ENERGY CO ........................              614,625
    799,600       WASHINGTON GAS LIGHT CO .....................           18,090,950
    115,000       WESTCOAST ENERGY, INC .......................            1,925,475
     61,600       WESTERN GAS RESOURCES, INC ..................            1,185,800
  1,912,147       WILLIAMS COS, INC ...........................           71,705,512
    505,300       YANKEE ENERGY SYSTEMS, INC ..................           10,800,787
                                                                     ---------------
                                                                         777,349,283
                                                                     ---------------
                UTILITIES--OTHER--0.02%
    109,000       ANGLIAN WATER PLC ...........................            1,100,537
    461,932       AUTOPISTAS CONCESIONARIA
                   ESPANOLA S.A. ..............................            6,356,886
    116,000      oBILLING INFORMATION CONCEPTS CORP ...........            3,335,000
     57,000       HYDER PLC ...................................              725,240
    192,867       THAMES WATER PLC ............................            2,021,576
    199,592       UNITED UTILITIES PLC ........................            2,121,098
                                                                     ---------------
                                                                          15,660,337
                                                                     ---------------
                 UTILITIES--TELEPHONE--5.32%
     75,700      oADTRAN, INC .................................            3,141,550
    610,700       ALIANT COMMUNICATIONS, INC ..................           10,381,900
  1,943,374       ALLTEL CORP .................................           60,973,359
    131,300      oAMERICAN MOBILE SATELLITE CORP ..............            1,608,425
  5,132,748       AMERITECH CORP NEW ..........................          311,172,847
 13,519,003       AT & T CORP .................................          588,076,630
    442,100       BCE, INC ....................................           21,061,589
         21       BCE, INC (U.S.) .............................                1,002
  3,952,344       BELL ATLANTIC CORP ..........................          255,914,274
  9,031,910       BELLSOUTH CORP ..............................          364,663,366
  7,667,410       BRITISH TELECOMMUNICATIONS PLC ..............           51,763,286
     36,500      oC-TEC CORP ..................................              885,125
  7,118,075       CABLE & WIRELESS PLC ........................           59,139,540
    236,400       CABLE & WIRELESS PLC ADR ....................            5,821,350
    285,883      oCELLULAR COMMUNICATIONS OF
                   PUERTO RICO, INC ...........................            5,646,189
    368,800       CINCINNATI BELL, INC ........................           22,727,300
     15,500      oCOMMNET CELLULAR, INC .......................              432,062
    300,000       COMPANIA TELECOM DE CHILE S.A. ADR ..........           30,337,500
        776       DDI CORP ....................................            5,120,893
  2,800,000      oDEUTSCHE TELEKOM AG .........................           58,957,872
  2,130,400       FRONTIER CORP ...............................           48,200,300
    729,837      oGLENAYRE TECHNOLOGIES, INC ..................           15,737,110
      2,650       GN STORE NORD AS - GN GREAT NORDIC ..........              258,310
  8,738,212       GTE CORP ....................................          397,588,646
 22,161,924       HONG KONG TELECOMMUNICATIONS LTD ............           35,670,966
    800,000      oHONG KONG TELECOMMUNICATIONS LTD
                   ADR ........................................           13,000,000
    921,600       KONINKLIJKE PTT NEDERLAND NV ................           35,110,123
  6,172,700       MCI COMMUNICATIONS CORP .....................          201,770,131
    534,300      oMOBILE TELECOMMUNICATIONS
                   TECHNOLOGIES CORP ..........................            4,541,550
     99,100      oMOBILEMEDIA CORP ............................               43,356
  1,450,800      oNEXTEL COMMUNICATIONS, INC (CLASS A) ........           18,951,075
        356       NIPPON TELEGRAPH & TELEPHONE CORP ...........            2,692,773
  3,854,244       NYNEX CORP ..................................          185,485,492
  3,995,515       PACIFIC TELESIS GROUP CO ....................          146,835,176

                       See notes to financial statements.


     SHARES                                                                  VALUE
     ------                                                                  -----
                 UTILITIES--TELEPHONE--(CONTINUED)
    100,000       PHILIPPINE LONG DISTANCE
                   TELEPHONE CO ADR ...........................          $ 5,100,000
    100,000       PHILIPPINE LONG DISTANCE
                   TELEPHONE CO ADR ...........................            5,100,000
    204,000       PORTUGAL TELECOM S.A ........................            5,807,720
  1,078,000      oPRICELLULAR CORP (CLASS A) ..................           12,397,000
    307,500      oPT INDONESIAN SATELLITE CORP ADR ............            8,417,812
  9,098,080       SBC COMMUNICATIONS, INC .....................          470,825,640
  2,400,000      oSINGAPORE TELECOMMUNICATIONS LTD ............            5,661,992
    605,600       SOUTHERN NEW ENGLAND
                   TELECOMMUNICATIONS CORP ....................           23,542,700
  3,802,319       SPRINT CORP .................................          151,617,470
  1,860,000       STET-SOCIETA FINANZIARIA TELEFONICA .........            8,444,772
    745,000       STET-SOCIETA FINANSIARIA TELEFONICA
                   DI RISP ....................................            2,512,326
    276,000      oTECHNOLOGY RESOURCES
                   INDUSTRIES BERHAD ..........................              544,240
 18,145,026       TELECOM ITALIA MOBILE S.P.A .................           45,787,702
  5,575,000       TELECOM ITALIA MOBILE S.P.A. DI RISP ........            7,941,977
    205,900       TELE DANMARK AS (CLASS B) ...................           11,344,055
  1,680,000      oTELEBRAS S.A ................................              120,450
    490,000      oTELEC DE SAO PAULO S.A ......................              105,917
     50,000      oTELECEL-COMUNICACAOES PESSOAIS ..............            3,188,295
 11,187,760       TELECOM CORP OF NEW ZEALAND .................           57,076,058
 16,815,026       TELECOM ITALIA S.P.A ........................           43,593,291
  4,425,000       TELECOM ITALIA S.P.A. DI RISP ...............            8,618,484
  1,505,441       TELEFONICA DE ARGENTINA S.A. (CLASS B)                   3,945,044
  2,102,959       TELEFONICA DE ESPANA S.A ....................           48,745,159
  2,725,000       TELEFONOS DE MEXICO S.A. SERIES L ...........            4,493,220
  1,509,000       TELEKOM MALAYSIA BERHAD .....................           13,443,865
    314,198       TELEPHONE & DATA SYSTEMS, INC ...............           11,389,677
    200,700       TELUS CORP ..................................            2,913,787
    116,000      oU.S. LONG DISTANCE CORP .....................              928,000
  4,173,546       U.S. WEST COMMUNICATIONS GROUP, INC .........          134,596,858
  4,188,846      oU.S. WEST MEDIA GROUP, INC ..................           77,493,651
  1,290,110       VODAFONE GROUP PLC ..........................            5,442,141
  7,084,926      oWORLDCOM, INC ...............................          184,650,882
                                                                     ---------------
                                                                       4,329,501,252
                                                                     ---------------
               TOTAL COMMON STOCK
                (Cost $46,993,767,214) . ......................       78,401,473,485
                                                                     ---------------

     PAR
    VALUE
   -------
               SHORT TERM INVESTMENTS--6.00%
                BANK NOTES--0.09%
                 BANK ONE OF COLUMBUS, N.A.
$20,000,000       5.690%,  10/28/97 ...........................           19,984,368
                 NATIONS BANK OF TEXAS
 25,000,000       5.350%,  02/06/97 ...........................           24,995,575
                 NATIONSBANK, NA
 25,000,000       5.660%,  04/30/97 ...........................           24,992,357
                                                                     ---------------
                                                                          69,972,300
                                                                     ---------------
                BANKERS ACCEPTANCES--0.19%
                 BANK OF MONTREAL
 15,000,000       5.320%,  03/06/97 ...........................           14,850,499
 12,500,000       5.320%,  03/12/97 ...........................           12,363,916
                 BANKERS TRUST NEW YORK CORP
  1,500,000       5.290%,  04/24/97 ...........................            1,474,635
                 CHASE MANHATTAN BANK
  8,300,000       5.320%,  01/13/97 ...........................            8,281,267
 19,000,000       5.300%,  04/01/97 ...........................           18,743,532
 15,498,286       5.280%,  01/24/97 ...........................           15,436,498
                 CITIBANK, N.A.
 10,000,000       5.360%,  02/19/97 ...........................            9,925,417
                 FIRST NATIONAL BANK OF CHICAGO
 22,000,000       5.280%,  06/04/97 ...........................           21,496,076
                 NATIONS BANK OF TEXAS
  5,000,000       5.280%,  05/12/97 ...........................            4,902,283
                 NATIONSBANK SOUTH
 36,000,000       5.300%,  04/07/97............................           35,482,021
                 REPUBLIC NATIONAL BANK OF NEW YORK
 10,000,000       5.270%,  02/07/97 ...........................            9,943,106
                                                                     ---------------
                                                                         152,899,250
                                                                     ---------------
                CERTIFICATES OF DEPOSIT--0.31%
                 BANK OF NOVA SCOTIA
 25,000,000       5.370%,  01/21/97 ...........................           24,998,645
 13,000,000       5.380%,  01/22/97 ...........................           12,999,155
                 BANKERS TRUST NEW YORK CORP
 40,000,000       5.490%,  04/08/97 ...........................           39,994,540
                 COMMERZBANK
 22,000,000       5.540%,  01/27/97 ...........................           22,000,077
 19,000,000       5.410%,  06/04/97 ...........................           18,991,826
                 DEUTSCHE BANK
 15,000,000       5.370%,  01/22/97 ...........................           14,999,148
                 MORGAN GUARANTY TRUST CO
 25,000,000       5.380%,  02/04/97 ...........................           24,997,712
                 NATIONAL WESTMINSTER BANK PLC
 30,000,000       5.370%,  02/03/97 ...........................           29,997,648
                 RABOBANK
 15,000,000       5.500%,  12/05/97 ...........................           14,962,099
                 ROYAL BANK OF CANADA
 25,000,000       5.580%,  12/11/97 ...........................           24,955,077
                 SOCIETE GENERALE
 10,000,000       5.850%,  05/08/97 ...........................           10,005,544
 15,000,000       5.560%,  11/20/97 ...........................           14,969,649
                                                                        ------------
                                                                         253,871,120
                                                                        ------------
                COMMERCIAL PAPER--2.74%
                AMERICAN BRANDS, INC
 21,000,000     # 5.330%,  01/17/97 ...........................           20,940,698
 25,000,000     # 5.300%,  04/17/97 ...........................           24,593,547
                 AMERICAN EXPRESS CREDIT CORP
 50,000,000       6.750%,  01/02/97 ...........................           49,981,220
 50,000,000       5.300%,  02/05/97 ...........................           49,701,000
                  AMERICAN HOME PRODUCTS
 14,000,000     # 5.330%,  01/28/97 ...........................           13,934,340
 25,000,000     # 5.330%,  01/28/97 ...........................           24,882,750
                 ASSET SECURITIZATION COOPERATIVE CORP
  3,000,000     #*5.310%,  01/29/97 ...........................            2,985,548
 50,000,000     # 5.400%,  02/04/97 ...........................           49,709,305
 20,000,000     # 5.330%,  03/11/97 ...........................           19,775,612
                 ASSOCIATES CORP OF NORTH AMERICA
 50,000,000       5.300%,  01/24/97 ...........................           49,800,665
                 B.B.V. FINANCE (DELAWARE), INC
 25,000,000       5.310%,  01/22/97 ...........................           24,908,640
 25,000,000       5.310%,  01/30/97 ...........................           24,875,417
                 BELL ATLANTIC FINANCIAL SERVICES, INC
 25,000,000       5.670%,  01/30/97 ...........................           24,875,417
                 BENEFICIAL CORP
 50,000,000       5.310%,  02/20/97 ...........................           49,591,290
                 BETA FINANCE CORP
 25,000,000       5.430%,  02/07/97 ...........................           24,842,195
 25,000,000     # 5.300%,  02/18/97 ...........................           24,803,660
                 BURLINGTON NORTHERN SANTA FE
 28,000,000       5.540%,  01/10/97 ...........................           27,951,621
                 CAMPBELL SOUP CO
 25,000,000     # 5.290%,  02/07/97 ...........................           24,842,195
 50,000,000     # 5.300%,  04/08/97 ...........................           49,255,470
 25,000,000       5.370%,  07/14/97 ...........................           24,248,437

                       See notes to financial statements.


      PAR
     VALUE                                                                  VALUE
     ------                                                                 -----
                COMMERCIAL PAPER--
                 CANADIAN IMPERIAL HOLDINGS, INC
$15,000,000       5.291%,  01/30/97 ...........................      $    14,925,250
                 CATERPILLAR FINANCIAL SERVICES CORP
 11,000,000       5.620%,  01/16/97 ...........................           10,970,764
                 CIESCO LP
 29,000,000       5.300%,  01/30/97 ...........................           28,855,484
 25,000,000       5.300%,  02/13/97 ...........................           24,817,277
 25,000,000       5.340%,  02/19/97 ...........................           24,799,652
 20,000,000       5.340%,  02/19/97 ...........................           19,839,722
                 COLGATE-PALMOLIVE CO
 35,000,000     # 5.390%,  02/05/97 ...........................           34,790,700
                 COLUMBIA/HCA HEALTHCARE CORP
  9,000,000     # 5.600%,  01/07/97 ...........................            8,987,959
  9,700,000     # 5.540%,  01/16/97 ...........................            9,673,788
 20,000,000       5.530%,  01/24/97 ...........................           19,918,934
                 CONAGRA, INC
 41,000,000     # 5.550%,  01/07/97 ...........................           40,945,150
 30,000,000       5.570%,  02/07/97 ...........................           29,807,466
                 CSX CORP
 15,000,000     # 5.520%,  01/14/97 ...........................           14,963,716
 15,000,000     # 5.520%,  01/21/97 ...........................           14,946,799
 15,000,000     # 5.520%,  01/23/97 ...........................           14,941,734
 15,000,000     # 5.520%,  01/23/97 ...........................           14,941,734
                 DUPONT (E.I.) DE NEMOURS & CO
 25,000,000       5.250%,  04/17/97 ...........................           24,593,547
                 FORD MOTOR CREDIT CO
 42,000,000       5.320%,  01/21/97 ...........................           41,853,491
 37,000,000       5.310%,  02/19/97 ...........................           36,703,485
                 GENERAL ELECTRIC CAPITAL CORP
 37,000,000       5.310%,  02/18/97 ...........................           36,709,416
 13,000,000       5.300%,  06/09/97 ...........................           12,681,644
                 GENERAL MOTORS ACCEPTANCE CORP
 17,000,000       5.480%,  02/20/97 ...........................           16,861,038
 25,000,000       5.330%,  05/13/97 ...........................           24,494,785
                 GOLDMAN SACHS GROUP, LP
 21,000,000       5.400%,  01/16/97 ...........................           20,944,186
 35,000,000       5.350%,  02/07/97 ...........................           34,779,073
 20,000,000       5.350%,  04/25/97 ...........................           19,650,528
 25,000,000       5.300%,  06/13/97 ...........................           24,372,472
                 GTE CORP
 45,000,000       6.050%,  01/09/97 ...........................           44,930,587
                 IBM CORP
 25,000,000       5.290%,  02/14/97 ...........................           24,813,125
                 MCI COMMUNICATIONS CORP
 30,000,000     # 5.320%,  01/17/97 ...........................           29,915,283
 30,500,000     # 5.300%,  02/20/97 ...........................           30,250,686
                 MCKENNA TRIANGLE
                  NATIONAL CORP
  25,000,00     # 5.310%,  01/23/97 ...........................           24,904,485
                 MERRILL LYNCH & CO, INC
  5,000,000       5.320%,  02/07/97 ...........................            4,968,439
 10,000,000       5.340%,  03/03/97 ...........................            9,900,628
 40,000,000       5.300%,  04/14/97 ...........................           39,367,912
 25,000,000       5.300%,  05/06/97 ...........................           24,521,375
                 MORGAN (J.P.) & CO
 50,000,000       6.500%,01/02/97 .............................           49,981,220
                 MORGAN STANLEY GROUP, INC
 25,000,000       5.320%,  01/17/97 ...........................           24,929,402
 25,000,000       5.320%,  02/11/97 ...........................           24,825,582
 50,000,000       5.300%,  02/14/97 ...........................           49,626,250
                 NATIONAL RURAL UTILITIES
                  COOPERATIVE FINANCE
 24,000,000     # 5.310%,  01/28/97 ...........................           23,888,373
                 NATIONSBANK CORP
$10,000,000       5.350%,  02/21/97 ...........................            9,916,656
                 NORTHERN INDIANA PUBLIC SERVICE
                  CAPITAL MARKET
 16,100,000       5.320%,  01/22/97 ...........................           16,041,164
                 PFIZER, INC
  5,000,000     # 5.400%,  03/03/97 ...........................            4,950,314
                 PHILIP MORRIS COS, INC
 50,000,000       5.550%,  01/09/97 ...........................           49,923,750
 30,000,000       5.290%,  01/24/97 ...........................           29,880,399
                 PRAXAIR, INC
 40,000,000       5.480%,  01/08/97 ...........................           39,944,712
 15,000,000       5.480%,  01/24/97 ...........................           14,939,200
                 ST PAUL COS
 10,000,000     # 5.270%,  02/07/97 ...........................            9,936,878
                 SCHERING CORP
 23,000,000       5.400%,  02/18/97 ...........................           22,819,367
 27,000,000       5.400%,  02/18/97 ...........................           26,787,952
                 SEARS ROEBUCK ACCEPTANCE CORP
 30,000,000       5.310%,  02/10/97 ...........................           29,795,682
 35,000,000       5.300%,  03/12/97 ...........................           34,601,710
                 TEXTRON INC
 25,000,000       5.480%,  01/10/97 ...........................           24,956,805
                 UBS FINANCE, (DELAWARE) INC
 20,000,000       5.400%,  01/10/97 ...........................           19,966,112
                 US WEST CAPITAL FUNDING CORP, INC
 20,000,000     # 5.610%,  01/07/97 ...........................           19,973,244
  5,000,000     # 5.520%,  01/24/97 ...........................            4,979,733
 20,000,000     # 5.520%,  01/24/97 ...........................           19,918,934
                 WALT DISNEY CO
 35,000,000       5.300%,  01/24/97 ...........................           34,860,465
 25,000,000       5.350%,  01/31/97 ...........................           24,871,265
 25,000,000       5.240%,  06/09/97 ...........................           24,387,777
                 WHIRLPOOL FINANCE
 25,000,000       7.250%,  01/02/97 ...........................           24,990,515
 16,000,000       5.400%,  01/06/97 ...........................           15,981,787
 29,000,000       6.100%,  01/10/97 ...........................           28,950,296
                   XEROX CREDIT CORP
 25,000,000       5.250%,  03/04/97 ...........................           24,747,562
 35,000,000       5.250%,  03/10/97 ...........................           34,612,928
                                                                     ---------------
                                                                       2,227,827,375
                                                                     ---------------
                MEDIUM TERM BONDS--0.20%
                 ABBEY NATIONAL TREASURY SERVICES
 20,000,000       5.500%,  11/21/97 ...........................           19,966,000
                 BENEFICIAL CORP
 10,000,000       6.030%,  06/17/97 ...........................           10,018,000
                 BETA FINANCE CORP
 25,000,000       5.900%,  05/12/97 ...........................           25,017,500
                 CIT GROUP HOLDINGS, INC
  5,000,000       8.750%,  07/01/97 ...........................            5,078,500
                 FIRST NATIONAL BANK OF CHICAGO
 14,340,000       6.830%,  09/08/97 ...........................           14,451,852
                 GENERAL MOTORS ACCEPTANCE CORP
 20,000,000       8.125%,  01/27/97 ...........................           20,040,000
 10,000,000       8.125%,  01/27/97 ...........................           10,020,000
                 KEYCORP/SOCIETY
 25,000,000       7.100%,  03/28/97 ...........................           25,087,500
                 PHILIP MORRIS COS, INC
 15,000,000       9.750%,  05/01/97 ...........................           15,199,500
                 RABOBANK
  5,500,000       5.770%,  08/26/97 ...........................            5,501,100
                 XEROX CORP
 10,500,000       9.625%,  09/01/97 ...........................           10,761,450
                                                                     ---------------
                                                                         161,141,402
                                                                     ---------------

                       See notes to financial statements.

      PAR
     VALUE                                                                    VALUE
     ------                                                                   -----
                 U.S. GOVERNMENTS & AGENCIES--1.97%
                 FEDERAL FARM CREDIT BANKS
                 U.S. GOVERNMENTS & AGENCIES--1.97%
$50,000,000       5.370%,  03/03/97 .............................      $    49,541,890
                 FEDERAL HOME LOAN BANKS
 89,000,000       5.300%,  01/03/97 .............................           88,959,353
 92,000,000       5.205%,  01/16/97 .............................           91,779,200
 10,000,000       5.250%,  01/23/97 .............................            9,965,500
 41,500,000       5.260%,  01/30/97 .............................           41,313,250
 75,000,000       5.470%,  01/31/97 .............................           74,651,250
 50,000,000       5.220%,  02/03/97 .............................           49,745,000
 50,000,000       5.220%,  02/20/97 .............................           49,622,460
 35,000,000       5.200%,  02/20/97 .............................           34,735,722
  3,000,000      *5.330%,  02/25/97 ............................             2,975,126
 41,040,000       5.350%,  03/31/97 .............................           40,494,168
 50,000,000       5.170%,  05/14/97 .............................           49,022,915
 50,000,000       5.170%,  06/09/97 .............................           48,837,780
 50,000,000       5.170%,  06/11/97 .............................           48,823,250
                 FEDERAL HOME LOAN MORTGAGE CORP
 20,000,000       5.470%,  04/01/97 .............................           20,000,000
  9,500,000       5.280%,  01/14/97 .............................            9,480,050
 50,000,000       5.430%,  01/24/97 .............................           49,820,000
 50,000,000       5.230%,  02/13/97 .............................           49,670,000
 34,344,000       5.240%,  02/13/97 .............................           34,117,329
 50,000,000       5.230%,  02/13/97 .............................           49,670,000
 34,000,000       5.210%,  02/14/97 .............................           33,770,500
 33,000,000       5.380%,  02/24/97 .............................           32,731,277
 33,000,000       5.380%,  02/24/97 .............................           32,731,277
 50,000,000       5.370%,  03/12/97 .............................           49,475,390
 38,000,000       5.350%,  03/13/97 .............................           37,595,680
 21,000,000       5.350%,  03/17/97 .............................           20,764,146
100,000,000       6.250%,  01/02/97 .............................           99,962,440
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION
 50,000,000       5.230%,  02/26/97 .............................           49,578,040
 23,000,000       5.250%,  01/24/97 .............................           22,917,200
 23,250,000       5.550%,  01/24/97 .............................           23,166,300
 41,000,000       5.320%,  02/04/97 .............................           40,784,750
 10,000,000       5.300%,  02/26/97 .............................            9,915,608
 26,000,000       5.460%,  02/27/97 .............................           25,776,732
 50,000,000       5.400%,  03/14/97 .............................           49,460,610
100,000,000       5.370%,  03/24/97 .............................           98,773,440
 49,395,000       5.360%,  03/31/97 .............................           48,738,046
 35,000,000       5.200%,  05/09/97 .............................           34,341,562
                                                                       ---------------
                                                                         1,603,707,241
                                                                       ---------------
                U.S. TREASURY BILLS--0.11%
                 U.S. TREASURY BILLS
 35,000,000       5.045%,  04/24/97 .............................           34,440,290
 43,000,000       5.050%,  05/01/97 .............................           42,265,800
 11,000,000       5.080%,  06/05/97 .............................           10,756,900
                                                                       ---------------
                                                                            87,462,990
                                                                       ---------------
                VARIABLE RATE NOTES--0.39%
                 AMERICAN EXPRESS CENTURION BANK
 25,000,000       5.345%,  05/16/97 .............................           24,992,500
 20,000,000       5.345%,  06/27/97 .............................           19,996,000
                 BANK OF BOSTON
 25,000,000       5.530%,  01/24/97 .............................           24,992,500
                 BENEFICIAL CORP
 20,000,000       5.602%,  07/14/97 .............................           20,008,000
                 BETA FINANCE CORP
 25,000,000       5.342%,  05/15/97 .............................           24,995,000
                 BOATMANS BANK KANSAS CITY
 25,000,000       5.430%,  06/17/97 .............................           25,002,500
                 CIT GROUP HOLDINGS, INC
$15,000,000       5.475%,  02/28/97 .............................           15,015,000
                 CORESTATES BANK PHILADELPHIA
                  NATIONAL BANK
 25,000,000       5.970%,  07/28/97 .............................           24,992,500
                 CORPORATE ASSET FUNDING CORP
 15,000,000       5.556%,  12/02/97 .............................           14,995,500
                 FEDERAL FARM CREDIT BANKS
 15,000,000       5.450%,  06/27/97 .............................           14,997,000
                 FORD MOTOR CREDIT CO
 20,000,000       5.650%,  02/18/97 .............................           20,030,000
                 GENERAL MOTORS ACCEPTANCE CORP
 20,000,000       5.732%,  06/02/97 .............................           20,012,000
                 HOUSEHOLD FINANCE CORP
 25,000,000       5.480%,  05/23/97 .............................           24,995,000
                 MERRILL LYNCH & CO, INC
 20,000,000       5.725%,  06/16/97 .............................           20,004,000
                 PHH CORP
 25,000,000       5.364%,  06/11/97 .............................           24,980,000
                                                                       ---------------
                                                                           320,007,500
                                                                       ---------------
              TOTAL SHORT TERM INVESTMENTS
               (Cost $4,878,773,414) ............................      $ 4,876,889,178
                                                                       ---------------
                ROUNDING................ ........................                1,263
                                                                       ---------------
              TOTAL PORTFOLIO
               (Cost $52,068,002,137) ...........................      $83,533,120,282
                                                                       ===============

----------------
o    Non-income producing
+    Affiliate holdings
x    In Bankruptcy
* All or a portion of this security has been segregated by the Custodian to cover margin or other requirements on open futures contracts, covered call options written and securities purchased on a delayed delivery basis.
# Commercial Paper issued under the private placement exemption under Section 4(2) of the Securities Act of 1933, as amended.
~ Restricted Securities--Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. Additional information on each holding is as follows:

                                   ACQUISITION    ACQUISITION
   SECURITY                            DATE            COST
   --------                            ----            ----

  AMERICAN SATELLITE NETWORK
    WTS 6/30/99                      01/02/94     $         0
  ANTENA 3 DE TELEVISION GDR         12/12/96       5,982,300
  CORIMON S.A. ADR                   04/27/93         553,000
  CRESTARAN INTERNATIONAL
    INVESTMENT BV                    09/30/94               0
  HEIZER CORP (LIQUIDATING TRUST)    11/19/91               0
  INTERNATIONAL HYDRON
    (LIQUIDATING TRUST)              12/07/92               0
  L'AIR LIQUIDE S.A. (REGD)          09/30/94       4,378,926
  MARTEK BIOSCIENCES CORP            05/22/95       5,003,750
  MARTEK BIOSCIENCES CORP
    WTS 5/18/98                      05/22/95         117,776
  MULTI-PURPOSE HOLDINGS
    BERHAD RTS                       11/06/96               0
  PREUSSAG AG. (W/W)
    WTS 5/17/01                      05/17/96          94,529
  PRIPPS RINGERS AB                  11/15/93         106,034
  WESTFIELD TRUST (UNITS) NEW        08/28/91       7,251,186
  WINDMERE CORP WTS 1/19/98          09/02/93               0
  YORK RESEARCH CORP (CLASS B) WTS   03/13/95               0
  YORK RESEARCH CORP (CLASS C) WTS   11/05/96          14,848
                                                  -----------
                                                  $23,502,349
                                                  -----------


                       See notes to financial statements.


                              COLLEGE RETIREMENT EQUITIES FUND
                   TRANSACTIONS WITH AFFILIATED COMPANIES -- STOCK ACCOUNT
                             JANUARY 1, 1996 -- DECEMBER 31, 1996



                                                VALUE AT
                ISSUE                      DECEMBER 31, 1995  PURCHASE COST  SALES PROCEEDS
                -----                       ----------------  -------------  --------------
      ACMA LTD                                $   54,912,778   $   (609,180)             --
      ACME LANDIS HOLDINGS LTD                       933,240             --   $     643,765
      AFFYMETRIX, INC                                     **     22,621,095           1,230
     >AFFYMETRIX, INC SERIES A SR CV               6,428,565             --      14,620,695
      APACHE CORP                                115,819,596             --           5,445
      AYDIN CORP                                   4,486,831             --         581,073
      CENTRAL LOUISIANA ELECTRIC, INC                     **      6,082,584              --
      DARWIN MOLECULAR CORP                               **      5,999,999      10,041,823
      DUPLEX PRODUCTS, INC                         3,540,062             --         770,349
      FMC CORP NEW                               160,458,368      5,435,307       6,393,301
      GENERAL SIGNAL CORP                        100,122,925         29,844      21,858,412
     +GENSET S.A                                          **             --              --
      GRACE (W.R.) & CO                          427,905,362             --     177,809,344
      INNOVATIVE INTERNATIONAL HOLDINGS LTD       10,878,030             --       5,797,158
      LUKS INDUSTRIAL CO                           5,122,186             --       1,173,385
      MALLINCKRODT, INC                          156,203,343      2,529,241       9,798,083
      NEWPORT CORP                                 3,596,125             --         200,840
      PICCADILLY CAFETERIA, INC                    6,242,108        158,738       1,661,726
      SOUTH CHINA HOLDINGS LTD                     6,989,094             --              --
      SOUTH CHINA INDUSTRIES LTD                   6,394,504             --              --
      SPAGHETTI WAREHOUSE, INC                     1,625,500             --         678,301
      STEWART INFORMATION SERVICES CORP            7,316,450             --       2,368,011
      TPI ENTERPRISES, INC                         3,459,375             --       3,588,851
                                              --------------   ------------    ------------
TOTAL AFFILIATED TRANSACTIONS                 $1,082,434,442    $42,247,628    $257,991,792
                                              ==============   ============    ============



                                               REALIZED      DIVIDEND   SHARES AT           VALUE AT
                ISSUE                         GAIN (LOSS)     INCOME  DECEMBER 31,1996 DECEMBER 31, 1996
                -----                        -----------    --------- ---------------- -----------------
      ACMA LTD                                        -- $  1,192,250   16,526,400     $  35,680,364
      ACME LANDIS HOLDINGS LTD               $ (1,77,403)      51,824            *                 *
      AFFYMETRIX, INC                                 --           --    1,507,991        30,442,568
     >AFFYMETRIX, INC SERIES A SR CV           9,620,700           --            *                 *
      APACHE CORP                                    899      274,826            *                 *
      AYDIN CORP                                (201,510)          --            *                 *
      CENTRAL LOUISIANA ELECTRIC, INC                 --    1,310,190    1,134,364        31,336,805
      DARWIN MOLECULAR CORP                    4,041,824           --            *                 *
      DUPLEX PRODUCTS, INC                      (685,745)          --            *                 *
      FMC CORP NEW                             1,697,390           --    2,367,267       166,004,598
      GENERAL SIGNAL CORP                      4,620,630    2,781,000    2,549,300       108,982,575
     +GENSET S.A                                      --           --      404,700        18,994,144
      GRACE (W.R.) & CO                       92,087,269      799,325            *                 *
      INNOVATIVE INTERNATIONAL HOLDINGS LT     1,556,654      549,148            *                 *
      LUKS INDUSTRIAL CO                      (1,342,133)          --            *                 *
      MALLINCKRODT, INC                        4,057,327    2,584,210    4,114,950       181,572,168
      NEWPORT CORP                              (208,889)          --            *                 *
      PICCADILLY CAFETERIA, INC                 (141,359)      79,891            *                 *
      SOUTH CHINA HOLDINGS LTD                        --      522,832   32,360,000         8,199,788
      SOUTH CHINA INDUSTRIES LTD                      --    1,042,548   52,046,000         7,401,472
      SPAGHETTI WAREHOUSE, INC                  (911,953)          --            *                 *
      STEWART INFORMATION SERVICES CORP        1,026,908       33,918            *                 *
      TPI ENTERPRISES, INC                    (4,573,255)          --    1,107,000           103,781
                                            ------------ ------------  -----------      ------------
TOTAL AFFILIATED TRANSACTIONS               $108,867,354  $11,221,962                   $588,718,263
                                            ============  ===========                   ============



** Not an  Affiliate  as of December  31, 1995
 * Not an  Affiliate as of December31, 1996
 > Series A shares converted to common shares,
   company went public.
 + Outstanding shares previously unavailable

                       See notes to financial statements.

                        COLLEGE RETIREMENT EQUITIES FUND

                           PARTICIPANT VOTING RESULTS
                                DECEMBER 31, 1996
                                -----------------



CREF's annual meeting was held on November 11, 1996.

The annual meeting involved the election of trustees. The five trustees elected to four-year terms at the annual meeting were:

    John H. Biggs: 24,388,893,088 (98.1%) votes were cast in favor, and 473,571,838 (1.9%) votes were withheld.

    Marjorie Fine Knowles: 24,339,609,463 (97.9%) votes were cast in favor, and 522,914,314 (2.1%) votes were withheld.

    Bevis Longstreth: 24,359,955,477 (98.0%) votes were cast in favor, and 502,568,300 (2.0%) votes were withheld.

    Robert M. Lovell, Jr.: 24,368,987,754 (98.0%) votes were cast in favor, and 493,545,176 (2.0%) votes were withheld.

    Robert W. Vishny: 24,404,521,617 (98.2%) votes were cast in favor, and 458,011,313 (1.8%) votes were withheld.

The other trustees currently in office are Robert H. Atwell, Elizabeth E. Bailey, Gary P. Brinson, Joyce A. Fecske, Edes P. Gilbert, Stuart Tse Kong Ho, Nancy L. Jacob, Thomas W. Jones, Martin L. Leibowitz, Jay O. Light, Stephen A. Ross, Eugene C. Sit, Maceo K. Sloan, Harry K. Spindler, and David K. Storrs.

One shareholder proposal was submitted to a vote of CREF participants in the Social Choice Account, recommending adoption of an additional screen for the account.

    On this proposal, 61,572,674 (19.3%) votes were cast in favor, 237,891,147 (74.6%) votes were cast in opposition and 19,580,459 (6.1%) abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants, that CREF adopt a specified approach regarding the executive compensation policies of companies in which CREF holds equity interests.

    For the Stock Account, 3,359,178,110 (15.6%) votes were cast in favor, 16,825,435,462 (78.1%) votes were cast in opposition and 1,359,844,128
    (6.3%) abstained. The proposal was defeated.

    For the Social Choice Account, 102,737,209 (32.1%) votes were cast in favor, 196,659,162 (61.5%) votes were cast in opposition and 20,556,321 (6.4%)
    abstained. The proposal was defeated.

    For the Global Equities Account, 212,485,196 (18.2%) votes were cast in favor, 899,576,143 (77.0%) votes were cast in opposition and 55,854,513 (4.8%) abstained. The proposal was defeated.

    For the Growth Account, 112,110,211 (18.9%) votes were cast in favor, 453,151,980 (76.2%) votes were cast in opposition and 28,973,269 (4.9%)
    abstained. The proposal was defeated.

    For the Equity Index Account, 47,592,161 (20.3%) votes were cast in favor, 175,402,357 (74.7%) votes were cast in opposition and 11,887,003 (5.0%)
    abstained. The proposal was defeated.

One shareholder proposal was submitted to a vote of CREF participants in accounts with investments in tobacco manufacturers, asking CREF to divest its investments in those companies.

    For the Stock Account, 4,750,492,664 (22.1%) votes were cast in favor, 15,492,774,677 (71.9%) votes were cast in opposition and 1,301,322,801
    (6.0%) abstained. The proposal was defeated.

    For the Money Market Account, 196,964,280 (25.6%) votes were cast in favor, 531,154,455 (68.9%) votes were cast in opposition and 42,109,592 (5.5%)
    abstained. The proposal was defeated.

    For the Bond Market Account, 61,884,660 (26.8%) votes were cast in favor, 157,274,558 (68.1%) votes were cast in opposition and 11,856,252 (5.1%)
    abstained. The proposal was defeated.

    For the Global Equities Account, 286,247,620 (24.5%) votes were cast in favor, 826,976,701 (70.8%) votes were cast in opposition and 54,683,355 (4.7%) abstained. The proposal was defeated.

    For the Growth Account, 145,619,242 (24.5%) votes were cast in favor, 420,682,878 (70.8%) votes were cast in opposition and 27,941,082 (4.7%)
    abstained. The proposal was defeated.

    For the Equity Index Account, 59,860,344 (25.5%) votes were cast in favor, 163,372,385 (69.5%) votes were cast in opposition and 11,648,791 (5.0%)
    abstained. The proposal was defeated.

Shareholders also ratified the election of Deloitte & Touche LLP as the independent auditors for CREF for the fiscal year ending December 31, 1996, 24,060,980,398 (96.8%) votes were cast in favor, 275,476,128 (1.1%) votes were cast in opposition and 526,401,984 (2.1%) abstained.

[GRAPHIC  |  College Retirement Equities Fund
 OF CREF  |  730 Third Avenue
 LOGO]    |  New York, NY 10017-3206
          |  212/490-9000

                                                       Printed on recycled paper

CAR01S--2/97